UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VI Ltd., Series 2012-6A, Class CR, 4.43%, 7/15/26 (a)(b)	USD	1,000	$996,900
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class C, 4.33%, 4/24/24 (a)(b)		750	743,446
Series 2013-7R2A, Class D, 5.88%, 4/24/24 (a)(b)		500	483,458
ALM XIX Ltd., Series 2016-19A, Class D, 7.98%, 7/15/28 (a)(b)		750	752,842
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.53%, 1/15/22 (a)(b)		500	501,072
AMMC CLO Ltd.:
Series 2014-15A, Class D, 5.03%, 12/09/26 (a)(b)		1,000	982,500
Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		700	701,750
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 4.48%, 1/26/26 (a)(b)		1,050	1,011,814
Apidos CLO XVI, Series 2013-16A, Class C, 4.13%, 1/19/25 (a)(b)		250	240,023
Apidos CLO XX, Series 2015-20A, Class C, 4.58%, 1/16/27 (a)(b)		500	488,511
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.07%, 12/05/25 (a)(b)		500	467,811
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.13%, 7/18/28 (a)(b)		1,000	979,900
Atrium X, Series 10A, Class D, 4.38%, 7/16/25 (a)(b)		750	731,667
Atrium XI, Series 11A, Class D, 4.78%, 10/23/25 (a)(b)		1,000	980,832
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.67%, 11/25/36 (b)		184	162,976
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 2.26%, 4/25/34 (b)		158	147,676
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, 5.83%, 7/27/26 (a)(b)		640	575,049
Series 2015-4A, Class SBB1, 9.38%, 10/20/27 (a)(b)		557	542,060
Series 2016-1A, Class D, 8.48%, 4/20/27 (a)(b)		750	753,150
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.77%, 8/25/36 (b)		300	181,762
Series 2006-NC5, Class A3, 0.68%, 1/25/37 (b)		240	147,384
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.71%, 5/20/26 (a)(b)		500	434,100
CIFC Funding Ltd., Series 2014-4A, Class D, 4.28%, 10/17/26 (a)(b)		1,000	949,982
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		621	654,226

Asset-Backed Securities		Par (000)	Value
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.68%, 10/15/36 (b)	USD	284	$243,851
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.25%, 10/29/26 (a)(b)		750	733,103
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 4.43%, 5/05/27 (a)(b)		500	469,135
Series 6A-2015, Class E1, 6.23%, 5/05/27 (a)(b)		500	448,227
Invitation Homes Trust:
Series 2014-SFR3, Class E, 5.03%, 12/17/31 (a)(b)		700	703,068
Series 2015-SFR3, Class E, 4.28%, 8/17/32 (a)(b)		500	506,776
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.71%, 5/25/46 (b)		339	145,316
Series 2006-3, Class 2A4, 0.80%, 5/25/46 (b)		309	135,829
Series 2006-4, Class 1A, 0.68%, 5/25/36 (b)		650	395,623
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4, 0.81%, 5/25/37 (b)		650	394,979
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 7.13%, 7/25/23 (a)(b)		250	250,453
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.57%, 11/14/25 (a)(b)		250	242,171
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		440	438,893
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.73%, 4/15/27 (a)(b)		750	749,936
OZLM VII Ltd., Series 2014-7A, Class D, 5.88%, 7/17/26 (a)(b)		500	447,515
OZLM XI Ltd., Series 2015-11A, Class C2, 4.51%, 1/30/27 (a)(b)		500	478,797
OZLM XII Ltd., Series 2015-12A, Class C, 4.46%, 4/30/27 (a)(b)		500	475,171
Progress Residential Trust, Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		500	519,644
RASC Trust, Series 2002-KS4, Class AIIA, 1.03%, 7/25/32 (b)		591	537,036
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.78%, 7/15/25 (a)(b)		500	495,027
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 4.41%, 10/20/26 (a)(b)		1,250	1,196,450

Portfolio Abbreviations

ADR	American Depositary Receipts	GBP	British Pound	PJSC	Public Joint Stock Company
AKA	Also Known As	GDR	Global Depositary Receipts	RB	Revenue Bonds
BRL	Brazilian Real	GO	General Obligation Bonds	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	IDR	Indonesian Rupiah	REMIC	Real Estate Mortgage Investment Conduit
CNH	Chinese Yuan Offshore	INR	Indian Rupee	RUB	Russian Ruble
CNY	Chinese Yuan	MLP	Master Limited Partnership	S&P	Standard & Poor’s
DAC	Designated Activity Company	MXN	Mexican Peso	SCA	Svenska Cellulosa Aktiebolaget
ETF	Exchange-Traded Fund	NVDR	Non-Voting Depository Receipts	SGD	Singapore Dollar
EUR	Euro	OTC	Over-the-counter	SPDR	Standard & Poor’s Depositary Receipts
FKA	Formerly Known As	PIK	Payment-in-kind	USD	U.S. Dollar

BLACKROCK FUNDS II	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Voya CLO Ltd.:
Series 2012-2A, Class ER, 6.88%, 10/15/22 (a)(b)	USD	500	$497,925
Series 2014-4A, Class C, 4.88%, 10/14/26 (a)(b)		250	245,843
Series 2015-1A, Class D, 6.48%, 4/18/27 (a)(b)		1,000	902,793
Series 2015-2A, Class D, 4.28%, 7/23/27 (a)(b)		1,000	950,310
Westcott Park CLO Ltd., Series 2016-1A, Class E, 7.90%, 7/20/28 (a)(b)		500	490,000
Total Asset-Backed Securities — 12.0%			27,704,762

Common Stocks		Shares	Value
Equity Real Estate Investment Trusts (REITs) — 6.8%
Assura PLC		704,220	506,838
British Land Co. PLC		68,005	486,877
Charter Hall Retail REIT		157,145	494,856
CyrusOne, Inc.		20,733	924,899
Empiric Student Property PLC		176,841	239,723
EPR Properties		12,611	917,072
First Industrial Realty Trust, Inc.		16,141	426,284
Gramercy Property Trust (c)		47,577	438,660
Ingenia Communities Group		190,444	394,048
Japan Rental Housing Investments, Inc.		820	634,530
Japan Senior Living Investment Corp.		197	270,124
Kenedix Retail REIT Corp.		74	178,617
LaSalle Logiport REIT (d)		791	839,186
MGM Growth Properties LLC, Class A (c)		8,984	236,459
National Storage REIT		496,707	546,706
NSI NV		45,169	177,238
Ovation Acquisition I LLC (Acquired 12/28/15, cost $163) (d)(e)		163	163
Ramco-Gershenson Properties Trust		16,925	293,480
Retail Properties of America, Inc., Class A		54,052	841,590
Secure Income REIT PLC (c)		157,271	599,221
Simon Property Group, Inc.		5,482	1,019,433
STAG Industrial, Inc.		41,607	959,873
Sun Communities, Inc.		4,899	376,880
Target Healthcare REIT Ltd.		228,892	310,283
Terreno Realty Corp.		11,040	288,144
Tritax Big Box REIT PLC		234,207	389,299
UDR, Inc.		23,581	824,628
Vastned Retail NV		12,344	474,410
Viva Energy REIT (d)		365,829	628,499
Wereldhave NV		14,435	646,124
Westfield Corp.		55,468	374,846

			15,738,990
Oil, Gas & Consumable Fuels — 7.2%
Antero Midstream Partners LP — MLP		8,330	242,736
Boardwalk Pipeline Partners LP — MLP		15,970	274,844
Columbia Pipeline Partners LP — MLP		18,030	288,480
DCP Midstream Partners LP — MLP		6,420	214,107
Delek Logistics Partners LP — MLP		6,851	169,905
Dominion Midstream Partners LP — MLP		10,396	245,346
Energy Transfer Equity LP — MLP		6,820	101,823
Energy Transfer Partners LP — MLP		49,580	1,734,308
EnLink Midstream Partners LP — MLP		12,890	213,845
Enterprise Products Partners LP — MLP		72,280	1,824,347
EQT Midstream Partners LP — MLP		11,280	844,534
Genesis Energy LP — MLP		17,230	601,844
Magellan Midstream Partners LP — MLP		24,160	1,624,277

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP — MLP		38,026	$1,293,645
ONEOK Partners LP — MLP		20,250	804,735
ONEOK, Inc.		3,790	183,550
Phillips 66 Partners LP — MLP		5,460	241,332
Plains All American Pipeline LP — MLP		49,950	1,516,482
SemGroup Corp., Class A		1,663	53,632
Shell Midstream Partners LP — MLP		17,365	471,112
Sunoco Logistics Partners LP — MLP		29,740	762,534
Sunoco LP — MLP		2,450	69,801
Targa Resources Corp.		5,649	247,991
Tesoro Logistics LP — MLP		9,841	469,809
Valero Energy Partners LP — MLP		5,440	221,571
Western Gas Partners LP — MLP		10,460	576,869
Williams Cos., Inc.		2,040	59,568
Williams Partners LP — MLP		30,090	1,077,824

			16,430,851
Real Estate Management & Development — 0.7%
Croesus Retail Trust		714,564	441,841
Entra ASA		54,740	586,749
Kennedy Wilson Europe Real Estate PLC		37,122	460,784
Picton Property Income Ltd.		49,719	43,056

			1,532,430
Total Common Stocks — 14.7%			33,702,271

Corporate Bonds		Par (000)	Value
Airlines — 0.1%
Virgin Australia Holdings Ltd., 7.88%, 10/15/21	USD	250	253,070
Banks — 0.9%
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18		200	201,000
Barclays Bank PLC, 7.63%, 11/21/22		300	334,875
BDO Unibank, Inc., 2.63%, 10/24/21		200	199,081
Kasikornbank Pcl, 2.38%, 4/06/22		200	196,776
Popular, Inc., 7.00%, 7/01/19		220	227,975
RHB Bank BHD, 2.50%, 10/06/21		200	198,674
Santander UK PLC, 5.00%, 11/07/23 (a)		400	414,369
SunTrust Banks, Inc., 5.63% (b)(f)		375	386,250

			2,159,000
Capital Markets — 0.4%
Credit Suisse AG, 6.50%, 8/08/23 (a)		200	217,750
Deutsche Bank AG, 4.30%, 5/24/28 (b)		825	746,189

			963,939
Chemicals — 0.1%
UPL Corp. Ltd., 3.25%, 10/13/21		200	199,870
Commercial Services & Supplies — 0.2%
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		400	417,658
Construction & Engineering — 0.1%
Alam Synergy Pte. Ltd., 6.63%, 4/24/22		200	200,990
Diversified Financial Services — 0.2%
GAIF Bond Issuer Pty. Ltd, 3.40%, 9/30/26		165	164,226
RH International Finance Ltd., 3.88%, 7/20/21		200	198,751

			362,977
Diversified Telecommunication Services — 0.1%
GCX Ltd., 7.00%, 8/01/19		300	290,243

2	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.5%
Emera, Inc., 6.75%, 6/15/76 (b)	USD	1,125	$1,243,125
Insurance — 0.3%
Genworth Holdings, Inc., 4.80%, 2/15/24		300	244,500
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		400	390,730

			635,230
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		400	421,460
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		200	209,993

			631,453
Media — 0.1%
Universal Entertainment Corp., 6.00% (6.00% Cash or 8.50% PIK), 8/24/20 (g)		250	250,625
Metals & Mining — 0.3%
Vedanta Resources PLC, 6.00%, 1/31/19		600	597,060
Oil, Gas & Consumable Fuels — 1.1%
Enterprise Products Operating LLC, 4.90%, 5/15/46		350	360,125
Greenko Dutch BV, 8.00%, 8/01/19		200	213,623
Petron Corp., 7.50% (b)(f)		200	212,100
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	558,087
TransCanada Trust, 5.88%, 8/15/76 (b)		1,163	1,244,410

			2,588,345
Real Estate Management & Development — 0.9%
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		200	216,507
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	215,986
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		200	212,770
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (g)		64	59,564
KWG Property Holding Ltd., 8.98%, 1/14/19		300	315,749
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21		297	281,782
Theta Capital Pte. Ltd., 7.00%, 4/11/22		400	423,302
Vingroup JSC, 11.63%, 5/07/18		300	317,400

			2,043,060
Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19		600	477,000
Software — 0.0%
Rolta LLC, 10.75%, 5/16/18 (d)(h)		237	41,475
Specialty Retail — 0.2%
JD.com, Inc., 3.88%, 4/29/26		500	486,143
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		200	215,590
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19		200	212,500
Total Corporate Bonds — 6.2%			14,269,353

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.8%
Credit Suisse AG (Airbus Group SE), 16.00%, 12/22/16	EUR	10	$605,739
Société Générale SA (Lockheed Martin Corp.), 8.21%, 1/12/17	USD	2	593,280
Société Générale SA (Northrop Grumman Corp.), 8.88%, 1/12/17		3	600,784

			1,799,803
Air Freight & Logistics — 0.3%
Citigroup, Inc. (FedEx Corp.), 9.44%, 12/20/16		3	603,612
Airlines — 0.8%
BNP Paribas Arbitrage Issuance BV (Alaska Air Group, Inc.), 14.18%, 1/09/17		8	586,171
JP Morgan Structured Products BV (United Continental Holdings, Inc.), 17.64%, 1/19/17		11	604,342
Nomura International Funding Pte. Ltd. (Delta Air Lines, Inc.), 17.62%, 1/06/17 (a)		15	616,030

			1,806,543
Auto Components — 0.7%
Credit Suisse AG (Continental AG), 20.05%, 11/07/16	EUR	1	228,014
Deutsche Bank AG (Continental AG), 14.00%, 11/07/16		4	705,442
Société Générale SA (Lear Corp.), 12.50%, 1/12/17	USD	5	607,702

			1,541,158
Automobiles — 0.6%
HSBC Bank PLC (Renault SA), 18.75%, 11/07/16	EUR	6	514,838
Merrill Lynch International & Co. (Daimler AG, Registered Shares), 11.20%, 1/19/17		9	605,916
Merrill Lynch International & Co. (Renault SA), 22.40%, 11/07/16		3	257,354

			1,378,108
Banks — 2.6%
Barclays Bank PLC (Banco Santander SA), 11.76%, 1/19/17		123	599,951
BNP Paribas Arbitrage Issuance BV (JPMorgan Chase & Co.), 11.09%, 11/22/16	USD	12	844,235
Citigroup Global Markets Holdings (JPMorgan Chase & Co.), 13.20%, 11/22/16 (a)		4	260,181
JP Morgan Structured Products BV (Comerica, Inc.):
15.50%, 1/19/17		6	311,269
15.47%, 1/20/17		6	311,187
JP Morgan Structured Products BV (Regions Financial Corp.), 13.90%, 1/19/17		60	628,570
RBC Capital Markets LLC (Citizens Financial Group, Inc.), 11.63%, 1/12/17		19	498,115
SGA Société Générale Acceptance NV (Bank of America Corp.), 14.30%, 1/12/17		47	777,408
Société Générale SA (Citigroup, Inc.), 14.05%, 1/10/17		12	602,344
Société Générale SA (JPMorgan Chase & Co.), 10.56%, 1/10/17		9	606,908

BLACKROCK FUNDS II	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Banks (continued)
Société Générale SA (Wells Fargo & Co.), 12.85%, 1/10/17	USD	13	$611,836

			6,052,004
Beverages — 0.3%
Credit Suisse AG (Heineken NV), 10.50%, 12/22/16	EUR	7	599,817
Biotechnology — 0.5%
Société Générale SA (Biogen, Inc.), 15.57%, 1/12/17	USD	2	571,830
Société Générale SA (Celgene Corp.), 18.40%, 11/02/16		6	633,027

			1,204,857
Building Products — 0.4%
Citigroup Global Markets Holdings (Owens Corning), 15.90%, 12/09/16 (a)		5	239,099
Société Générale SA (Masco Corp.), 11.67%, 1/12/17		20	599,450

			838,549
Capital Markets — 0.9%
BNP Paribas Arbitrage Issuance BV (Bank of New York Mellon Corp.), 11.57%, 1/09/17		14	607,715
BNP Paribas Arbitrage Issuance BV (Charles Schwab Corp.):
14.35%, 1/13/17		12	377,054
13.79%, 1/17/17		12	378,524
JP Morgan Structured Products BV (Goldman Sachs Group, Inc.), 9.81%, 1/19/17		4	766,403

			2,129,696
Chemicals — 1.3%
Citigroup Global Markets Holdings (Monsanto Co.), 12.48%, 11/17/16		2	249,584
JP Morgan Structured Products BV (Praxair, Inc.):
11.17%, 1/23/17		7	600,845
8.39%, 1/23/17		5	602,552
RBC Capital Markets LLC (Monsanto Co.), 18.37%, 11/17/16		9	948,927
Royal Bank of Canada (LyondellBasell Industries NV, Class A), 23.03%, 11/02/16		8	598,544

			3,000,452
Construction Materials — 0.5%
Deutsche Bank AG (Martin Marietta Materials, Inc.), 11.45%, 11/02/16		3	620,201
RBC Capital Markets LLC (Eagle Materials, Inc.), 11.02%, 1/12/17		6	505,097

			1,125,298
Containers & Packaging — 0.3%
Citigroup Global Markets Holdings (Crown Holdings, Inc.), 8.89%, 1/09/17		11	597,966
Diversified Telecommunication Services — 0.6%
JP Morgan Structured Products BV (Orange SA), 10.92%, 11/07/16	EUR	33	511,826
Merrill Lynch International & Co. (Koninklijke KPN NV), 12.60%, 12/21/16		184	604,929
Merrill Lynch International & Co. (Orange SA), 17.55%, 12/19/16		16	251,843

			1,368,598
Electrical Equipment — 0.4%
Deutsche Bank AG (Legrand SA), 11.89%, 11/07/16		14	797,906

Equity-Linked Notes		Par (000)	Value
Electrical Equipment (continued)
Merrill Lynch International & Co. (Legrand SA), 13.35%, 11/07/16	EUR	4	$242,477

			1,040,383
Energy Equipment & Services — 0.2%
BNP Paribas Arbitrage Issuance BV (Technip SA), 19.73%, 11/07/16		7	415,916
Equity Real Estate Investment Trusts (REITs) — 0.2%
Morgan Stanley BV (Unibail-Rodamco SE), 8.68%, 1/31/17	USD	2	577,408
Food & Staples Retailing — 0.5%
Credit Suisse AG (Kroger Co.), 15.55%, 12/01/16		16	497,467
JP Morgan Structured Products BV (Walgreens Boots Alliance, Inc.), 12.61%, 1/05/17		7	602,272

			1,099,739
Food Products — 0.3%
BNP Paribas Arbitrage Issuance BV (Danone SA), 9.39%, 2/14/17	EUR	8	588,526
Health Care Equipment & Supplies — 0.2%
HSBC Bank PLC (Essilor International SA), 8.26%, 11/07/16		3	351,988
Merrill Lynch International & Co. (Essilor International SA), 12.10%, 11/07/16		2	218,069

			570,057
Health Care Providers & Services — 0.9%
BNP Paribas Arbitrage Issuance BV (Charles River Laboratories International, Inc.):
12.30%, 11/02/16	USD	4	303,943
12.15%, 11/03/16		4	303,933
Canadian Imperial Bank of Commerce (Charles River Laboratories International, Inc.), 14.64%, 11/03/16		3	232,332
Canadian Imperial Bank of Commerce (WellCare Health Plans, Inc.):
11.61%, 11/01/16		3	337,984
11.82%, 11/02/16		3	339,889
Société Générale SA (Express Scripts Holding Co.), 12.10%, 1/12/17		9	582,904

			2,100,985
Hotels, Restaurants & Leisure — 0.9%
BNP Paribas Arbitrage Issuance BV (Sodexo SA), 8.17%, 11/17/16	EUR	5	608,774
Citigroup Global Markets Holdings (Starbucks Corp.), 10.74%, 12/09/16	USD	5	249,110
Credit Suisse AG (Starbucks Corp.), 6.34%, 11/02/16		12	614,505
JP Morgan Structured Products BV (Domino’s Pizza, Inc.):
8.63%, 1/19/17		2	303,595
8.62%, 1/20/17		2	303,495

			2,079,479
Household Durables — 0.8%
Citigroup Global Markets Holdings (DR Horton, Inc.):
11.64%, 11/07/16 (a)		11	315,624
11.73%, 11/08/16 (a)		11	315,715
Citigroup Global Markets Holdings (Toll Brothers, Inc.), 12.52%, 12/06/16		20	564,736
JP Morgan Structured Products BV (Newell Brands, Inc.), 12.93%, 1/23/17		12	605,245

			1,801,320

4	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Industrial Conglomerates — 0.3%
Merrill Lynch International & Co. (Koninklijke Philips NV), 7.30%, 1/19/17	EUR	20	$604,134
Internet Software & Services — 0.3%
Société Générale SA (Alphabet, Inc., Class C), 8.58%, 12/05/16	USD	1	667,085
Investment Companies — 2.8%
Barclays Bank PLC (SPDR S&P Oil & Gas Exploration & Production ETF), 19.53%, 11/02/16		19	680,474
Citigroup Global Markets Holdings (Alerian MLP ETF), 16.25%, 11/23/16 (a)		20	243,495
Citigroup Global Markets Holdings (Energy Select Sector SPDR Fund), 7.00%, 11/15/16		15	1,013,002
Deutsche Bank AG (SPDR S&P Oil & Gas Exploration & Production ETF), 16.22%, 11/18/16		92	3,190,402
JP Morgan Structured Products BV (iShares MSCI Emerging Markets ETF), 5.52%, 12/20/16		20	744,273
Nomura International Funding Pte. Ltd. (Energy Select Sector SPDR Fund), 8.82%, 11/02/16		10	658,231

			6,529,877
IT Services — 0.9%
BNP Paribas Arbitrage Issuance BV (Visa, Inc., Class A), 7.63%, 11/01/16		8	673,098
Nomura International Funding Pte. Ltd. (PayPal Holdings, Inc.), 12.57%, 1/19/17		16	655,902
Nomura International Funding Pte. Ltd. (Sabre Corp.), 12.32%, 11/01/16 (a)		27	702,443

			2,031,443
Machinery — 0.3%
Société Générale SA (Ingersoll-Rand PLC), 11.76%, 1/12/17		9	601,670
Media — 0.8%
Nomura International Funding Pte. Ltd. (DISH Network Corp., Class A), 31.20%, 11/07/16 (a)		7	433,150
Royal Bank of Canada (Time Warner, Inc.), 8.80%, 11/02/16		8	686,557
Royal Bank of Canada (Twenty-First Century Fox, Inc.), 11.33%, 11/03/16		30	783,102

			1,902,809
Multiline Retail — 0.3%
Citigroup Global Markets Holdings (Nordstrom, Inc.):
24.51%, 11/10/16 (a)		6	327,812
22.58%, 11/14/16 (a)		6	327,057

			654,869
Oil, Gas & Consumable Fuels — 0.2%
Merrill Lynch International & Co. (Kinder Morgan, Inc.), 13.71%, 1/12/17		28	557,879
Personal Products — 0.2%
BNP Paribas Arbitrage Issuance BV (L’Oreal SA), 8.19%, 2/16/17	EUR	3	583,291
Pharmaceuticals — 1.1%
Barclays Bank PLC (Allergan PLC), 10.78%, 11/02/16	USD	3	537,996
Canadian Imperial Bank of Commerce (Jazz Pharmaceuticals PLC), 15.15%, 11/08/16		2	209,833
Merrill Lynch International & Co. (Bayer AG, Registered Shares), 8.25%, 1/26/17	EUR	6	604,307

Equity-Linked Notes		Par (000)	Value
Pharmaceuticals (continued)
Merrill Lynch International & Co. (Jazz Pharmaceuticals PLC), 19.72%, 11/07/16	USD	2	$209,973
RBC Capital Markets LLC (Mallinckrodt PLC), 23.71%, 11/22/16		4	261,241
Royal Bank of Canada (Mallinckrodt PLC), 24.20%, 11/21/16		4	261,140
Royal Bank of Canada (Zoetis, Inc.), 10.26%, 11/03/16		12	554,853

			2,639,343
Road & Rail — 0.3%
JP Morgan Structured Products BV (CSX Corp.), 13.69%, 1/06/17		20	598,883
Semiconductors & Semiconductor Equipment — 0.7%
Citigroup Global Markets Holdings (Broadcom Ltd.), 13.07%, 11/30/16		1	250,276
Royal Bank of Canada (Applied Materials, Inc.), 16.17%, 11/18/16		22	645,777
Royal Bank of Canada (Broadcom Ltd.), 15.54%, 11/30/16		4	653,705

			1,549,758
Software — 2.6%
BNP Paribas Arbitrage Issuance BV (Adobe Systems, Inc.), 10.10%, 12/16/16		2	246,955
BNP Paribas Arbitrage Issuance BV (Citrix Systems, Inc.), 12.07%, 1/09/17		7	588,589
Citigroup Global Markets Holdings (Intuit, Inc.), 9.00%, 11/22/16 (a)		4	388,278
Credit Suisse AG (Microsoft Corp.), 8.31%, 1/23/17		11	650,679
Credit Suisse AG (SAP SE), 9.10%, 11/07/16	EUR	3	246,623
Deutsche Bank AG (SAP SE), 8.80%, 11/07/16		10	899,957
Merrill Lynch International & Co. (Intuit, Inc.), 10.10%, 11/18/16	USD	4	391,437
Merrill Lynch International & Co. (SAP SE), 6.90%, 1/19/17	EUR	7	604,700
Royal Bank of Canada (Activision Blizzard, Inc.), 11.36%, 11/01/16	USD	15	655,442
Royal Bank of Canada (Symantec Corp.):
13.32%, 11/04/16		16	405,492
13.67%, 11/04/16		8	195,330
SGA Société Générale Acceptance NV (Adobe Systems, Inc.), 14.05%, 11/24/16		6	626,770

			5,900,252
Specialty Retail — 0.9%
Citigroup Global Markets Holdings (Ulta Salon Cosmetics & Fragrance, Inc.):
9.08%, 12/01/16 (a)		3	644,318
10.59%, 12/01/16 (a)		1	255,562
Nomura International Funding Pte. Ltd. (Burlington Stores, Inc.), 18.81%, 11/23/16 (a)		7	558,226
SGA Société Générale Acceptance NV (Lowe’s Cos., Inc.), 11.50%, 11/14/16		11	708,601

			2,166,707
Tobacco — 0.3%
BNP Paribas Arbitrage Issuance BV (Reynolds American, Inc.), 11.07%, 1/09/17		13	634,012

BLACKROCK FUNDS II	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Wireless Telecommunication Services — 0.2%
RBC Capital Markets LLC (T-Mobile U.S., Inc.), 11.78%, 1/12/17	USD	10	$488,475
Total Equity-Linked Notes — 27.2%			62,430,761

Foreign Agency Obligations		Par (000)	Value
China — 1.0%
Azure Nova International Finance Ltd., 2.63%, 11/01/21		200	198,875
Bank of China Ltd., 5.00%, 11/13/24		200	214,645
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		400	405,176
3.50%, 9/30/21		400	406,479
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		200	204,276
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	551,787
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		250	247,758

			2,228,996
Hong Kong — 0.1%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		200	198,246
India — 0.1%
Greenko Investment Co., 4.88%, 8/16/23		400	389,507
Indonesia — 0.1%
Majapahit Holding BV, 7.88%, 6/29/37		200	258,500
Kuwait — 0.1%
Equate Petrochemical BV, 3.00%, 3/03/22		200	197,100
Malaysia — 0.1%
Export-Import Bank of Malaysia BHD, 2.48%, 10/20/21		200	200,035
Mongolia — 0.2%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		500	487,500
Sri Lanka — 0.2%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	397,400
Total Foreign Agency Obligations — 1.9%			4,357,284

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina, 9.00%, 11/29/18		750	827,063
Indonesia — 0.5%
Republic of Indonesia:
3.38%, 7/30/25	EUR	400	474,689
4.75%, 1/08/26	USD	247	269,256
5.13%, 1/15/45		400	435,312

			1,179,257
Jordan — 0.1%
Hashemite Kingdom of Jordan, 5.75%, 1/31/27		200	199,020
Mongolia — 0.2%
Government of Mongolia, 5.13%, 12/05/22		650	573,665
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	225,288
Sri Lanka — 0.4%
Republic of Sri Lanka:
5.88%, 7/25/22		200	203,774

Foreign Government Obligations		Par (000)	Value
Sri Lanka (continued)
6.85%, 11/03/25	USD	450	$473,666
6.83%, 7/18/26		200	211,020

			888,460
Total Foreign Government Obligations — 1.7%			3,892,753

Investment Companies		Shares	Value
Alerian MLP ETF (c)		190,000	2,323,700
BlackRock Floating Rate Income Portfolio, Class K (i)		1,182,697	12,016,203
First Trust High Income Long/Short Fund		96,849	1,503,096
Invesco Senior Income Trust		483,380	2,122,038
iShares iBoxx $ High Yield Corporate Bond ETF (c)(i)		85,857	7,385,419
MFS Multimarket Income Trust		126,569	755,617
Nuveen Preferred Income Opportunities Fund		48,102	462,741
Total Investment Companies — 11.6%			26,568,814

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.8%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (a)(j)	USD	415	416,989
Alternative Loan Trust:
Series 2005-16, Class A1, 2.17%, 6/25/35 (b)		115	104,756
Series 2005-72, Class A3, 0.83%, 1/25/36 (b)		196	167,689
Series 2006-OA6, Class 1A2, 0.74%, 7/25/46 (b)		161	134,166
Series 2006-OA8, Class 1A1, 0.72%, 7/25/46 (b)		435	355,037
Series 2006-OA14, Class 1A1, 2.25%, 11/25/46 (b)		175	141,010
Series 2007-OA3, Class 1A1, 0.67%, 4/25/47 (b)		442	377,354
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.44%, 11/25/46 (b)		1,258	658,454
Impac CMB Trust, Series 2005-6, Class 1A1, 1.03%, 10/25/35 (b)		515	426,549
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.53%, 3/01/21 (a)(b)		485	476,710
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.87%, 6/25/35 (a)(b)		128	113,238
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 0.72%, 7/25/46 (b)		162	134,803
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (j)		931	671,170

			4,177,925
Commercial Mortgage-Backed Securities — 9.5%
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, 4.03%, 9/15/26 (a)(b)		700	693,614
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		700	625,450
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		500	497,848

6	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class AJ, 5.55%, 6/10/49 (b)	USD	150	$152,261
Series 2015-UBS7, Class D, 3.17%, 9/15/48		210	162,277
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		700	671,525
Series 2015-1740, Class E, 3.82%, 1/13/35 (a)(b)		500	477,709
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.78%, 12/15/27 (a)(b)		140	139,073
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		420	282,969
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.28%, 2/15/33 (a)(b)		619	625,200
Commercial Mortgage Trust:
Series 2014-FL5, Class D, 4.53%, 10/15/31 (a)(b)		150	134,627
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		500	411,180
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		1,000	752,649
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		290	217,958
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		500	381,884
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		700	646,762
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		600	547,476
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.46%, 11/12/43 (a)(b)		649	658,955
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 4.36%, 9/15/38 (a)(b)		120	113,936
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		230	188,928
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		500	368,338
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.50%, 9/10/49 (a)(b)		700	519,372
FREMF Mortgage Trust:
Series 2015-K50, Class C, 3.78%, 8/25/25 (a)(b)		500	417,220
Series 2016-K54, Class B, 4.19%, 2/25/26 (a)(b)		290	291,343
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		485	476,901
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		700	668,606
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		150	138,116
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		500	498,071
Great Wolf Trust, Series 2015-WOLF, Class D, 4.03%, 5/15/34 (a)(b)		500	496,239
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		500	401,919
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	752,781
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		650	649,969

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)	USD	500	$401,470
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-CSMO, Class E, 4.48%, 1/15/32 (a)(b)		650	649,603
Series 2015-CSMO, Class F, 5.78%, 1/15/32 (a)(b)		700	699,564
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		500	455,250
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		500	490,325
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		700	713,363
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		150	143,023
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.13%, 9/15/28 (a)(b)		597	602,061
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	502,163
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		500	353,461
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		700	683,060
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		500	386,140
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		500	359,850
Series 2015-C30, Class D, 4.50%, 9/15/58 (a)(b)		500	391,313
Series 2015-C31, Class D, 3.85%, 11/15/48		280	204,210
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		500	331,590
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		500	404,348

			21,831,950
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.30%, 2/10/47 (b)		1,262	62,082
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		4,650	480,624

			542,706
Total Non-Agency Mortgage-Backed Securities — 11.5%			26,552,581

BLACKROCK FUNDS II	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 7.9%
Australia & New Zealand Banking Group Ltd., 6.75% (a)(b)(f)	USD	320	$351,224
Bank of America Corp.:
6.25% (b)(f)		143	149,793
6.30% (b)(f)		2,225	2,427,809
Barclays PLC, 8.25% (b)(f)		950	961,875
BNP Paribas SA, 7.63% (a)(b)(f)		1,904	1,989,680
Citigroup, Inc.:
5.88% (b)(f)		1,000	1,015,500
5.95% (b)(f)		400	409,000
6.25% (b)(f)		925	995,901
Citizens Financial Group, Inc., 5.50% (b)(f)		75	73,875
Credit Agricole SA, 8.13% (a)(b)(f)		1,400	1,503,376
HSBC Holdings PLC, 6.88% (b)(f)		325	342,063
JPMorgan Chase & Co.:
5.00% (b)(f)		695	681,100
5.30% (b)(f)		426	432,390
JPMorgan Chase Capital XXI, 1.83%, 2/02/37 (b)		1,100	924,000
JPMorgan Chase Capital XXIII, 1.82%, 5/15/77 (b)		53	42,533
Republic of India, 5.50% (b)(f)		200	200,020
Royal Bank of Scotland Group PLC:
8.00% (b)(f)		422	400,900
8.63% (b)(f)		1,150	1,144,250
Société Générale SA:
7.75% (a)(b)(f)		700	694,050
8.00% (a)(b)(f)		1,200	1,210,500
Standard Chartered PLC:
7.50% (b)(f)		200	200,988
7.50% (a)(b)(f)		1,110	1,117,631
Wells Fargo & Co., 5.90% (b)(f)		633	662,276
Woori Bank, 4.50% (b)(f)		200	199,512

			18,130,246
Capital Markets — 3.8%
ALM XIX Ltd., 0.00%, 7/15/28 (a)(k)		700	749,000
Bank of New York Mellon Corp.:
4.50% (b)(f)		375	365,156
4.63% (b)(f)		800	781,040
Credit Suisse Group AG:
6.25% (a)(b)(f)		1,478	1,426,270
7.50% (a)(b)(f)		560	579,600
Goldman Sachs Group, Inc.:
5.38% (b)(f)		1,165	1,170,825
5.75% (b)(f)		145	147,719
Huarong Finance II Co. Ltd., 2.88% (b)(f)		400	391,541
Morgan Stanley:
5.45% (b)(f)		40	40,104
5.55% (b)(f)		719	736,076
Northern Trust Corp., 4.60% (b)(f)		700	721,875
State Street Capital Trust IV, 1.85%, 6/15/37 (b)		1,497	1,287,420
State Street Corp., 5.25% (b)(f)		280	294,140

			8,690,766
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (b)(f)		147	155,732
Insurance — 0.9%
Allstate Corp., 6.50%, 5/15/57 (b)		125	146,875
AXA SA, 6.38% (a)(b)(f)		150	163,623
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		125	108,750
7.80%, 3/15/87 (a)		380	446,500

Preferred Securities		Par (000)	Value
Insurance (continued)
Nationwide Financial Services, Inc., 6.75%, 5/15/87	USD	175	$184,625
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		93	92,070
XLIT Ltd., 6.50% (b)(f)		1,260	966,263

			2,108,706
Oil, Gas & Consumable Fuels — 0.0%
Enterprise Products Operating LLC, 4.46%, 8/01/66 (b)		110	104,637
Textiles, Apparel & Luxury Goods — 0.1%
Li & Fung Ltd., 5.25% (f)		200	199,614
Trading Companies & Distributors — 0.1%
Noble Group Ltd., 6.00% (f)		200	109,500
Total Capital Trusts — 12.9%			29,499,201

Preferred Stocks		Shares	Value
Capital Markets — 0.2%
State Street Corp., 5.35% (f)		14,111	377,751
Electric Utilities — 0.0%
Entergy Texas, Inc., 5.63%, 6/01/64		5,200	142,376
Equity Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (f)		6,000	152,520
Insurance — 0.0%
Allstate Corp., 5.10%, 1/15/53		2,288	61,456
Total Preferred Stocks — 0.3%			734,103
Total Preferred Securities — 13.2%			30,233,304
Total Long-Term Investments (Cost — $230,279,329) — 100.0%			229,711,883

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (i)(l)		12,749,071	12,749,071
SL Liquidity Series, LLC, Money Market Series, 0.62% (i)(l)(m)		6,107,753	6,108,364
Total Short-Term Securities (Cost — $18,857,349) — 8.2%			18,857,435

Options Purchased
(Cost — $737,985) — 0.1%			204,153
Total Investments (Cost — $249,874,663) — 108.3%			248,773,471
Liabilities in Excess of Other Assets — (8.3)%			(19,137,121)

Net Assets — 100.0%			$229,636,350

8	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Notes to Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$250,700,732

Gross unrealized appreciation	$5,461,543
Gross unrealized depreciation	(7,387,444)

Net unrealized depreciation	$(1,925,901)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security, or a portion of security, is on loan.

(d)	Non-income producing security.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $163 and an original cost of $163 which was less than 0.05% of its net assets.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold		Shares Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain
BlackRock Floating Rate Income Portfolio, Class K	596,339	586,358		—		1,182,697	$12,016,203	$105,334		—
BlackRock Liquidity Funds, TempFund, Institutional Class	3,559,810	—		3,559,810	[1]	—	—	123		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	12,749,071	[2]	—		12,749,071	12,749,071	6,305		—
iShares iBoxx $ High Yield Corporate Bond ETF	87,066	53,540		54,749		85,857	7,385,419	57,820		$256,542
SL Liquidity Series, LLC, Money Market Series	7,520,514	—		1,412,761	[1]	6,107,753	6,108,364	6,550	[3]	243
Total							$38,259,057	$176,132		$256,785

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Zero-coupon bond.

(l)	Current yield as of period end.

(m)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(92)	Euro Currency	December 2016	USD	12,635,050	$159,100
323	Euro STOXX 50 Index	December 2016	USD	10,825,172	114,600
28	Russell 2000 Mini Index	December 2016	USD	3,330,040	(115,729)
61	S&P 500 E-Mini Index	December 2016	USD	6,466,305	(18,303)
46	U.S. Treasury Bonds (30 Year)	December 2016	USD	7,485,063	(354,888)
(2)	U.S. Treasury Notes (10 Year)	December 2016	USD	259,250	1,300
14	U.S. Treasury Notes (10 Year)	December 2016	USD	1,814,750	(21,005)
Total					$(234,925)

BLACKROCK FUNDS II	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	420,922	EUR	376,020	Citibank N.A.	11/15/16	$7,899
EUR	12,500	USD	13,765	BNP Paribas S.A.	11/18/16	(33)
EUR	4,000	USD	4,361	Citibank N.A.	11/18/16	34
USD	11,004	EUR	10,000	Bank of America N.A.	11/18/16	18
USD	12,176	GBP	10,000	Bank of America N.A.	11/18/16	(68)
Total						$7,850

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	12/16/16	USD	2,250.00	155	$27,513
S&P 500 Index	Call	12/16/16	USD	2,275.00	69	6,210
S&P 500 Index	Put	12/16/16	USD	2,100.00	46	170,430
Total						$204,153

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	5,555	$48,612

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$ (176)	$ 852	$(1,028)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	(87)	445	(532)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	(44)	227	(271)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(2,440)	(465)	(1,975)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(1,611)	(338)	(1,273)
Total						$(4,358)	$ 721	$(5,079)

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	2,000	$ (336,857)	$ (301,359)	$(35,498)
CMBX.NA Series 9 BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	6,000	(949,490)	(1,074,752)	125,262
Total							$(1,286,347)	$(1,376,111)	$ 89,764

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

10	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,080,660	$6,624,102	$27,704,762
Common Stocks[1]	$26,335,910	7,366,198	163	33,702,271
Corporate Bonds[1]	—	14,018,728	250,625	14,269,353
Equity-Linked Notes[1]	—	60,775,829	1,654,932	62,430,761
Foreign Agency Obligations	—	4,357,284	—	4,357,284
Foreign Government Obligations	—	3,892,753	—	3,892,753
Investment Companies	26,568,814	—	—	26,568,814
Non-Agency Mortgage-Backed Securities	—	25,033,432	1,519,149	26,552,581
Preferred Securities[1]	734,103	28,750,201	749,000	30,233,304
Short-Term Securities	12,749,071	—	—	12,749,071
Options Purchased:
Equity contracts	204,153	—	—	204,153

Subtotal	$66,592,051	$165,275,085	$10,797,971	$242,665,107

Investments Valued at NAV[2]				6,108,364

Total Investments				$248,773,471

[1]	See above Schedule of Investments for values in each industry.

[2]

As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

BLACKROCK FUNDS II	OCTOBER 31, 2016	11

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$173,874	—	$173,874
Equity contracts	$114,600	—	—	114,600
Foreign currency exchange contracts	159,100	7,951	—	167,051
Interest rate contracts	1,300	—	—	1,300
Liabilities:
Credit contracts	—	(40,577)	—	(40,577)
Equity contracts	(134,032)	—	—	(134,032)
Foreign currency exchange contracts	—	(101)	—	(101)
Interest rate contracts	(375,893)	—	—	(375,893)

Total	$(234,925)	$141,147	—	$(93,778)

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Centrally cleared swaps	$324,000	—	—	$324,000
Collateral — OTC derivatives	1,470,000	—	—	1,470,000
Futures contracts	1,561,740	—	—	1,561,740
Foreign currency at value	3,064,791	—	—	3,064,791
Liabilities:
Bank overdraft	—	$(803,457)	—	(803,457)
Cash collateral on securities loaned at value	—	(6,108,036)	—	(6,108,036)

Total	$6,420,531	$(6,911,493)	—	$(490,962)

During the period ended October 31, 2016, there were no transfers between Level 1 and Level 2.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity- Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$7,626,192	$163	—	$506,542	$482,500	$ 492,549	—	$9,107,946
Transfers into Level 3	—	—	—	—	—	1,059,530	$700,000	1,759,530
Transfers out of Level 3	(1,300,290)	—	—	—	—	—	—	(1,300,290)
Accrued discounts/premiums	5,540	—	—	—	—	3,756	—	9,296
Net realized gain (loss)	—	—	—	2,943	(19,850)	869	—	(16,038)
Net change in unrealized appreciation (depreciation)[1]	292,660	—	$104	(102,545)	17,500	3,324	49,000	260,043
Purchases	—	—	250,521	1,753,121	—	—	—	2,003,642
Sales	—	—	—	(505,129)	(480,150)	(40,879)	—	(1,026,158)

Closing Balance, as of October 31, 2016	$6,624,102	$163	$250,625	$1,654,932	—	$1,519,149	$749,000	$10,797,971

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016[1]	$292,660	—	$104	$(98,189)	—	$ 3,324	$49,000	$197,899

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.8%
Ansell Ltd.	2,580,713	$42,517,289
Sonic Healthcare Ltd.	2,002,307	31,140,740

		73,658,029
Belgium — 1.0%
Anheuser-Busch InBev SA	229,234	26,309,254
Canada — 4.9%
Rogers Communications, Inc., Class B	1,363,314	54,845,615
TELUS Corp.	2,207,948	71,491,226

		126,336,841
Denmark — 1.0%
Novo Nordisk A/S, Class B	704,681	25,104,619
Finland — 1.6%
Kone OYJ, Cass B	876,747	40,340,791
France — 2.7%
Sanofi	882,785	68,697,604
Germany — 2.7%
Deutsche Post AG, Registered Shares	2,277,653	70,632,366
Hong Kong — 1.2%
Sands China Ltd.	7,093,600	30,784,512
Japan — 1.3%
Japan Tobacco, Inc.	894,600	34,012,805
Singapore — 0.9%
DBS Group Holdings Ltd.	2,159,700	23,278,775
Sweden — 1.4%
Svenska Handelsbanken AB, A Shares	2,732,922	37,258,267
Switzerland — 9.6%
Givaudan SA, Registered Shares	19,726	38,151,432
Nestlé SA, Registered Shares	900,173	65,275,066
Novartis AG, Registered Shares	925,183	65,658,001
Roche Holding AG	123,590	28,386,362
SGS SA, Registered Shares	15,553	31,480,722
Syngenta AG, Registered Shares	48,046	19,226,371

		248,177,954
Taiwan — 3.3%
Far EasTone Telecommunications Co. Ltd.	13,568,500	32,063,923
Taiwan Semiconductor Manufacturing Co. Ltd.	8,871,000	53,238,036

		85,301,959
United Kingdom — 15.4%
AstraZeneca PLC	1,675,542	93,822,481
British American Tobacco PLC	1,589,508	91,099,762
Diageo PLC	1,452,481	38,660,171
GlaxoSmithKline PLC	1,356,096	26,788,860
Imperial Brands PLC	1,643,258	79,487,735
Lloyds Banking Group PLC	31,352,677	21,894,372
Unilever PLC	1,132,926	47,298,938

		399,052,319
United States — 45.9%
3M Co.	277,347	45,845,459
AbbVie, Inc.	494,386	27,576,851
Altria Group, Inc.	1,352,969	89,458,310
Cisco Systems, Inc.	2,206,469	67,694,469
Citizens Financial Group, Inc.	1,544,012	40,669,276
Coca-Cola Co.	1,491,370	63,234,088

Common Stocks	Shares	Value
United States (continued)
General Electric Co.	903,504	$26,291,966
Genuine Parts Co.	562,032	50,914,479
H&R Block, Inc.	2,325,810	53,423,856
International Paper Co.	1,194,720	53,798,242
Johnson & Johnson	711,385	82,513,546
M&T Bank Corp.	330,215	40,527,287
Mattel, Inc.	2,328,811	73,427,411
McDonald’s Corp.	287,300	32,341,361
Microsoft Corp.	820,554	49,167,596
PepsiCo, Inc.	358,392	38,419,622
Pfizer, Inc.	1,942,185	61,586,686
Philip Morris International, Inc.	722,063	69,635,756
Reynolds American, Inc.	639,990	35,250,649
U.S. Bancorp	904,824	40,499,922
United Parcel Service, Inc., Class B	261,404	28,168,895
United Technologies Corp.	278,166	28,428,565
Verizon Communications, Inc.	1,220,172	58,690,273
Wells Fargo & Co.	650,225	29,916,852

		1,187,481,417
Total Long-Term Investments (Cost — $2,213,984,007) — 95.7%		2,476,427,512

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (a)(b)	108,040,722	108,040,722
Total Short-Term Securities (Cost — $108,040,722) — 4.2%		108,040,722
Total Investments (Cost — $2,322,024,729*) — 99.9%		2,584,468,234
Other Assets Less Liabilities — 0.1%		1,474,606

Net Assets — 100.0%		$2,585,942,840

BLACKROCK FUNDS II	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,323,146,187

Gross unrealized appreciation	$329,778,681
Gross unrealized depreciation	(68,456,634)

Net unrealized appreciation	$261,322,047

(a)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	77,239,286	(77,239,286)	—	—	$12,102
BlackRock Liquidity Funds, T-Fund,
Institutional Class	—	108,040,722	108,040,722	$108,040,722	$38,878
Total				$108,040,722	$50,980

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$73,658,029	—	$73,658,029
Belgium	$26,309,254	—	—	26,309,254
Canada	126,336,841	—	—	126,336,841
Denmark	—	25,104,619	—	25,104,619
Finland	—	40,340,791	—	40,340,791
France	—	68,697,604	—	68,697,604
Germany	—	70,632,366	—	70,632,366
Hong Kong	—	30,784,512	—	30,784,512
Japan	—	34,012,805	—	34,012,805
Singapore	—	23,278,775	—	23,278,775
Sweden	—	37,258,267	—	37,258,267
Switzerland	—	248,177,954	—	248,177,954
Taiwan	—	85,301,959	—	85,301,959
United Kingdom	—	399,052,319	—	399,052,319
United States	1,187,481,417	—	—	1,187,481,417
Short-Term Securities	108,040,722	—	—	108,040,722

Total	$1,448,168,234	$1,136,300,000	—	$2,584,468,234

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	OCTOBER 31, 2016	3

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class CR, 4.11%, 9/20/23 (a)(b)	USD	1,000	$999,915
Series 2015-1A, Class A1, 2.37%, 4/18/27 (a)(b)		2,400	2,405,453
Series 2015-2A, Class A1, 2.39%, 10/28/27 (a)(b)		12,500	12,507,001
Adagio CLO, Series V-X, Class A, 6.70%, 10/15/29 (b)	EUR	165	175,845
ALM V Ltd.:
Series 2012-5A, Class A2R, 3.03%, 10/18/27 (a)(b)	USD	7,000	6,966,473
Series 2012-5A, Class BR, 3.88%, 10/18/27 (a)(b)		1,000	1,005,989
Series 2012-5A, Class CR, 4.78%, 10/18/27 (a)(b)		2,750	2,749,917
Series 2012-5A, Class DR, 6.88%, 10/18/27 (a)(b)		5,000	4,725,194
ALM VI Ltd., Series 2012-6A, Class B2R, 3.48%, 7/15/26 (a)(b)		1,950	1,944,167
ALM VII Ltd.:
Series 2012-7A, Class A1R, 2.33%, 10/15/28 (a)(b)		18,000	18,000,000
Series 2012-7A, Class BR, 3.35%, 10/15/28 (a)(b)		4,000	4,000,000
Series 2012-7A, Class CR, 4.70%, 10/15/28 (a)(b)		3,750	3,708,750
ALM VII R Ltd.:
Series 2013-7RA, Class C, 4.33%, 4/24/24 (a)(b)		1,750	1,734,694
Series 2013-7RA, Class D, 5.88%, 4/24/24 (a)(b)		2,000	1,877,449
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class B, 3.48%, 4/24/24 (a)(b)		2,000	1,986,715
Series 2013-7R2A, Class C, 4.33%, 4/24/24 (a)(b)		1,150	1,139,951
Series 2013-7R2A, Class D, 5.88%, 4/24/24 (a)(b)		500	483,458
ALM VIII Ltd.:
Series 2013-8A, Class A1R, 2.34%, 10/15/28 (a)(b)		13,250	13,250,000
Series 2013-8A, Class CR, 4.80%, 10/15/28 (a)(b)		2,250	2,226,600
ALM X Ltd.:
Series 2013-10A, Class A2, 2.88%, 1/15/25 (a)(b)		1,500	1,503,156
Series 2013-10A, Class C, 4.18%, 1/15/25 (a)(b)		1,500	1,446,801
ALM XI Ltd., Series 2014-11A, Class C, 4.38%, 10/17/26 (a)(b)		1,000	980,231
ALM XII Ltd., Series 2015-12A, Class D, 6.38%, 4/16/27 (a)(b)		1,000	911,054
ALM XIV Ltd., Series 2014-14A, Class A1, 2.32%, 7/28/26 (a)(b)		4,500	4,500,040
ALM XIX Ltd.:
Series 2016-19A, Class C, 4.98%, 7/15/28 (a)(b)		2,000	2,015,100
Series 2016-19A, Class D, 7.98%, 7/15/28 (a)(b)		1,000	1,003,790
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class C1, 4.38%, 7/15/27 (a)(b)		3,000	2,890,955
Series 2015-16A, Class D, 6.23%, 7/15/27 (a)(b)		1,750	1,583,097
ALM XVII Ltd.:
Series 2015-17A, Class B1, 4.28%, 1/15/28 (a)(b)		2,600	2,669,033

Asset-Backed Securities		Par (000)	Value
Series 2015-17A, Class C1, 5.03%, 1/15/28 (a)(b)	USD	1,000	$980,000
ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 7/15/27 (a)(b)		500	500,000
American Homes 4 Rent, Series 2014-SFR1, Class D, 2.63%, 6/17/31 (a)(b)		3,520	3,515,483
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,756,113
Series 2013-4, Class C, 2.72%, 9/09/19		900	908,422
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,013,373
Series 2016-3, Class A3, 1.46%, 5/08/21		2,570	2,571,756
Series 2016-4, Class A3, 1.53%, 7/08/21		3,790	3,788,818
AMMC CLO IX Ltd.:
Series 2011-9A, Class CR, 4.48%, 1/15/22 (a)(b)		2,950	2,966,800
Series 2011-9A, Class DR, 6.53%, 1/15/22 (a)(b)		1,750	1,748,888
Series 2011-9A, Class ER, 8.53%, 1/15/22 (a)(b)		1,750	1,753,751
AMMC CLO Ltd.:
Series 2014-15A, Class C1, 4.29%, 12/09/26 (a)(b)		1,000	1,002,500
Series 2014-15A, Class D, 5.03%, 12/09/26 (a)(b)		1,350	1,326,375
Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		1,500	1,503,750
Series 2016-19A, Class C, 3.66%, 10/15/28 (a)(b)		1,000	1,000,000
Series 2016-19A, Class E, 7.86%, 10/15/28 (a)(b)		1,000	934,500
AMMC CLO X Ltd., Series 2012-10A, Class D, 5.37%, 4/11/22 (a)(b)		1,000	1,000,700
AMSR Trust:
Series 2016-SFR1, Class D, 2.93%, 11/17/33 (a)(b)		5,045	5,045,000
Series 2016-SFR1, Class E, 3.68%, 11/17/33 (a)(b)		5,045	5,045,000
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.12%, 1/13/27 (a)(b)		1,000	962,900
Series 2013-1A, Class B, 3.58%, 7/13/25 (a)(b)		1,000	995,440
Series 2014-3A, Class A2AR, 2.91%, 4/28/26 (a)(b)		3,400	3,400,000
Series 2014-3A, Class BR, 3.51%, 4/28/26 (a)(b)		1,250	1,250,000
Series 2014-3A, Class C, 4.39%, 4/28/26 (a)(b)		1,000	1,000,008
Series 2015-6A, Class C, 3.53%, 4/15/27 (a)(b)		1,000	1,002,800
Series 2015-7A, Class D, 4.53%, 10/15/27 (a)(b)		1,500	1,441,420
Series 2016-8A, Class D, 4.92%, 7/28/28 (a)(b)		3,000	3,007,500
Annisa CLO Ltd., Series 2016-2A, Class E, 8.04%, 7/20/28 (a)(b)		500	478,041
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.73%, 7/15/23 (a)(b)		1,500	1,492,119
Series 2012-9AR, Class CR, 3.78%, 7/15/23 (a)(b)		2,250	2,250,174
Apidos CLO XI:
Series 2012-11A, Class C, 3.98%, 1/17/23 (a)(b)		7,000	7,001,255

BLACKROCK FUNDS II	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-11A, Class D, 5.13%, 1/17/23 (a)(b)	USD	1,600	$1,600,435
Apidos CLO XII, Series 2013-12A, Class D, 3.93%, 4/15/25 (a)(b)		1,500	1,424,071
Apidos CLO XIV, Series 2013-14A, Class C1, 3.73%, 4/15/25 (a)(b)		1,000	1,005,062
Apidos CLO XXI, Series 2015-21A, Class A1, 2.31%, 7/18/27 (a)(b)		4,375	4,375,437
Apidos CLO XXV, Series 2016-25A, Class A1, 2.31%, 10/20/28 (a)(b)		17,000	17,000,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.20%, 9/15/26 (a)(b)		990	987,525
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (b)	EUR	468	482,359
Ares Xl CLO Ltd., Series 2016-40A, Class C, 4.55%, 10/15/27 (a)(b)	USD	2,250	2,207,600
Ares XXV CLO Ltd., Series 2012-3A, Class CR, 3.05%, 1/17/24 (a)(b)		2,500	2,500,000
Ares XXVII CLO Ltd., Series 2013-2A, Class B, 2.54%, 7/28/25 (a)(b)		5,500	5,492,204
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 3.12%, 11/15/25 (a)(b)		2,500	2,499,924
Series 2014-32A, Class B, 4.07%, 11/15/25 (a)(b)		1,500	1,499,947
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class D, 7.07%, 12/05/25 (a)(b)		1,000	935,623
Series 2015-1X, Class C, 5.14%, 12/05/25 (b)		1,000	983,761
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.13%, 7/18/28 (a)(b)		2,500	2,449,750
Ares XXXVII CLO Ltd.:
Series 2015-4A, Class D1, 7.68%, 10/15/26 (a)(b)		3,000	2,882,374
Series 2015-4A, Class D2, 7.90%, 10/15/26 (a)(b)		2,000	1,927,029
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.73%, 1/30/24 (a)(b)		1,000	995,825
Atlas Senior Loan Fund Ltd.:
Series 2012-1A, Class A3LR, 3.26%, 8/15/24 (a)(b)		2,000	1,993,570
Series 2012-1A, Class B1LR, 4.66%, 8/15/24 (a)(b)		2,500	2,500,111
Series 2016-7A, Class D, 4.78%, 11/30/28 (a)(b)		1,500	1,441,050
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.30%, 7/16/26 (a)(b)		8,500	8,500,000
Series 2014-1A, Class BR, 2.87%, 7/16/26 (a)(b)		3,500	3,500,000
Atrium IX:
Series 9A, Class C, 4.08%, 2/28/24 (a)(b)		5,000	5,000,918
Series 9A, Class D, 4.33%, 2/28/24 (a)(b)		1,000	982,552
Atrium VIII:
Series 8A, Class ER, 8.11%, 10/23/24 (a)(b)		4,250	4,250,000
Series 8I, Class SUB, 0.00%, 10/23/22 (c)		11,500	7,433,768
Atrium X, Series 10A, Class D, 4.38%, 7/16/25 (a)(b)		1,000	975,555
Atrium XII:
Series 12A, Class B, 3.13%, 10/22/26 (a)(b)		5,000	5,046,000
Series 12A, Class C, 3.93%, 10/22/26 (a)(b)		1,000	1,003,212

Asset-Backed Securities		Par (000)	Value
Avoca CLO XVII Ltd., Series 17X, Class E, 0.00%, 1/15/30 (b)	EUR	271	$282,647
Babson CLO Ltd.:
Series 2012-1A, Class A2, 2.88%, 4/15/22 (a)(b)	USD	3,500	3,500,210
Series 2012-1A, Class B, 3.38%, 4/15/22 (a)(b)		4,000	4,000,504
Series 2015-2A, Class E, 6.43%, 7/20/27 (a)(b)		750	660,728
Series 2016-1A, Class E, 7.43%, 4/23/27 (a)(b)		2,450	2,315,250
Series 2016-2A, Class E, 7.63%, 7/20/28 (a)(b)		1,000	947,500
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.52%, 10/15/28 (a)(b)		3,500	3,500,000
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 3.43%, 10/17/26 (a)(b)		3,000	2,997,134
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(d)		3,541	3,547,050
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, 1.78%, 1/25/35 (b)		2,652	2,476,399
Series 2006-EC2, Class M2, 0.95%, 2/25/36 (b)		5,801	5,144,264
Series 2006-HE7, Class 1A2, 0.70%, 9/25/36 (b)		2,217	1,918,372
Series 2006-HE9, Class 2A, 0.67%, 11/25/36 (b)		16,265	14,027,905
Series 2006-HE9, Class 3A, 0.67%, 11/25/36 (b)		23,953	21,256,782
Series 2006-HE10, Class 22A, 0.67%, 12/25/36 (b)		8,826	7,517,673
Series 2007-HE1, Class 21A2, 0.69%, 1/25/37 (b)		2,393	2,217,052
Series 2007-HE2, Class 22A, 0.67%, 3/25/37 (b)		6,302	5,105,837
Series 2007-HE2, Class 23A, 0.67%, 3/25/37 (b)		8,949	6,944,493
Series 2007-HE3, Class 2A, 0.67%, 4/25/37 (b)		9,777	8,337,179
Series 2007-HE5, Class 2A, 0.75%, 6/25/47 (b)		29,051	25,850,817
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 2.26%, 4/25/34 (b)		5,709	5,338,117
Series 2005-4, Class M2, 1.33%, 1/25/36 (b)		6,948	6,622,216
Series 2006-1, Class M1, 1.03%, 2/25/36 (b)		3,074	2,960,613
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.68%, 7/20/26 (a)(b)		2,000	2,000,000
Series 2014-IVA, Class C, 4.38%, 7/20/26 (a)(b)		500	477,663
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 7.55%, 7/20/28 (a)(b)		500	460,625
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 3.13%, 4/18/27 (a)(b)		4,500	4,511,250
Series 2015-VIA, Class B, 3.93%, 4/18/27 (a)(b)		500	501,250
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.83%, 7/18/27 (a)(b)		4,250	4,262,325
Benefit Street Partners CLO VIII Ltd: Series 2015-8A, Class A2, 3.13%, 1/20/28 (a)(b)		1,000	1,005,200

2	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-8A, Class C, 4.78%, 1/20/28 (a)(b)	USD	1,000	$981,578
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.33%, 7/15/26 (a)(b)		1,500	1,429,211
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.28%, 7/15/18 (a)(b)		3,500	3,428,950
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.43%, 7/20/23 (a)(b)		1,500	1,502,235
Series 2012-1A, Class C, 4.13%, 7/20/23 (a)(b)		1,500	1,500,450
Series 2012-1A, Class D, 5.23%, 7/20/23 (a)(b)		1,850	1,875,858
Series 2012-2A, Class B1, 2.87%, 11/20/24 (a)(b)		2,000	1,999,767
Series 2013-2A, Class A, 2.08%, 1/22/25 (a)(b)		12,000	11,991,000
Series 2013-4A, Class D, 4.58%, 4/15/25 (a)(b)		1,000	990,415
Series 2014-1A, Class C, 3.51%, 4/30/26 (a)(b)		1,500	1,500,454
Series 2015-1A, Class B, 4.03%, 4/13/27 (a)(b)		1,000	997,499
Series 2015-1A, Class D, 6.33%, 4/13/27 (a)(b)		1,250	1,196,425
Series 2015-4A, Class E, 7.38%, 1/20/27 (a)(b)		1,000	970,153
Series 2016-2A, Class D, 7.70%, 8/20/28 (a)(b)		1,000	999,780
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	450	482,430
Burnham Park CLO Ltd.:
Series 2016-1A, Class A, 2.32%, 10/20/29 (a)(b)	USD	12,000	11,984,400
Series 2016-1A, Class D, 4.71%, 10/20/29 (a)(b)		1,000	988,850
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,400	1,423,949
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)	EUR	200	207,511
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 1.10%, 12/15/20 (a)(b)	USD	5,848	5,760,377
Series 2015-1A, Class B, 2.98%, 4/15/27 (a)(b)		3,500	3,480,415
Series 2016-1A, Class C, 4.43%, 4/15/28 (a)(b)		2,750	2,759,625
Series 2016-1A, Class E, 8.38%, 4/15/28 (a)(b)		1,000	980,300
Series 2016-2A, Class E, 7.60%, 10/15/28 (a)(b)		1,000	943,192
Capital One Multi-Asset Execution Trust:
Series 2014-A3, Class A3, 0.91%, 1/18/22 (b)		3,960	3,969,419
Series 2016-A3, Class A3, 1.34%, 4/15/22		6,200	6,200,384
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class C1R, 3.78%, 7/20/23 (a)(b)		2,250	2,257,126
Series 2012-3A, Class BR, 4.17%, 10/14/28 (a)(b)		2,000	1,976,274
Series 2012-4AR, Class BR, 2.78%, 10/14/28 (a)(b)		7,250	7,250,000
Series 2012-4AR, Class CR, 3.48%, 1/20/29 (a)(b)		1,500	1,500,000
Series 2013-1A, Class C, 4.82%, 2/14/25 (a)(b)		2,000	1,999,926
Series 2013-2A, Class D, 4.63%, 4/18/25 (a)(b)		2,250	2,239,743
Series 2013-3A, Class B, 3.53%, 7/15/25 (a)(b)		2,000	1,995,775

Asset-Backed Securities		Par (000)	Value
Series 2013-3A, Class C, 4.28%, 7/15/25 (a)(b)	USD	1,000	$970,438
Series 2015-1A, Class C, 4.03%, 4/20/27 (a)(b)		250	252,136
Series 2015-2A, Class A1, 2.36%, 4/27/27 (a)(b)		6,000	6,000,797
Series 2016-1A, Class C, 5.78%, 4/20/27 (a)(b)		1,250	1,258,125
Series 2016-1A, Class D, 8.48%, 4/20/27 (a)(b)		1,000	1,004,200
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)	EUR	210	213,647
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-2X, Class D, 5.50%, 9/21/29 (b)		600	611,083
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21	USD	3,800	3,831,056
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,030,943
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A2, 0.64%, 7/25/36 (b)		934	929,552
Series 2006-FRE1, Class A4, 0.78%, 7/25/36 (b)		2,876	1,827,707
Series 2006-NC2, Class A3, 0.68%, 6/25/36 (b)		7,741	7,136,874
Series 2006-NC5, Class A3, 0.68%, 1/25/37 (b)		4,000	2,456,396
Series 2007-FRE1, Class A2, 0.73%, 2/25/37 (b)		8,284	7,956,606
Series 2007-HE1, Class A2, 0.68%, 6/25/37 (b)		7,671	7,086,727
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.94%, 3/25/37 (d)		8,313	4,629,321
C-BASS Trust, Series 2006-CB6, Class A23, 0.68%, 7/25/36 (b)		12,370	11,252,297
Cedar Funding IV CLO Ltd., Series 2014-4A, Class A1, 2.38%, 10/23/26 (a)(b)		3,350	3,351,675
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, 3.73%, 7/17/28 (a)(b)		2,000	2,005,000
Cedar Funding VI CLO Ltd., Series 2016-6A, Class A1, 2.34%, 10/20/28 (a)(b)		19,000	19,000,000
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.08%, 10/29/25 (a)(b)		2,250	2,246,218
CFIP CLO Ltd., Series 2013-1A, Class D, 4.63%, 4/20/24 (a)(b)		1,500	1,475,144
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		6,822	6,857,557
Series 2015-A4, Class A4, 1.84%, 4/15/22		2,770	2,804,087
Series 2016-A2, Class A, 1.37%, 6/15/21		6,980	6,982,461
Series 2016-A4, Class A, 1.49%, 7/15/22		6,000	6,010,499
Chesapeake Funding II LLC:
Series 2016-1A, Class A1, 2.11%, 3/15/28 (a)		4,220	4,232,417
Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)		3,980	3,991,846
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.97%, 8/14/24 (a)(b)		1,750	1,750,015
Series 2012-3A, Class A3R, 3.58%, 1/29/25 (a)(b)		1,000	1,000,000
Series 2012-3A, Class B1R, 4.88%, 1/29/25 (a)(b)		1,000	1,000,000
Series 2013-3A, Class A2A, 2.73%, 10/24/25 (a)(b)		6,750	6,692,504

BLACKROCK FUNDS II	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2014-1A, Class C, 3.68%, 4/18/25 (a)(b)	USD	1,500	$1,500,183
Series 2014-3A, Class C1, 3.68%, 7/22/26 (a)(b)		2,500	2,498,031
Series 2014-5A, Class A1R, 2.26%, 1/17/27 (a)(b)		16,250	16,250,000
Series 2014-5A, Class CR, 3.36%, 1/17/27 (a)(b)		1,000	1,000,000
Series 2015-1A, Class A1, 2.40%, 1/22/27 (a)(b)		5,000	5,003,760
Series 2015-1A, Class B, 3.08%, 1/22/27 (a)(b)		1,250	1,250,167
Series 2015-1A, Class C, 3.88%, 1/22/27 (a)(b)		1,500	1,499,972
Series 2015-2A, Class A, 2.33%, 4/15/27 (a)(b)		2,750	2,744,700
Series 2015-4A, Class C1, 4.68%, 10/20/27 (a)(b)		1,100	1,069,398
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,783,109
Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,056,681
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21		2,050	2,061,306
Series 2016-C, Class A3, 1.44%, 12/15/21		4,450	4,444,223
Cole Park CLO Ltd., Series 2015-1A, Class E, 6.98%, 10/20/28 (a)(b)		1,000	935,029
Colony American Homes:
Series 2015-1A, Class D, 2.68%, 7/17/32 (a)(b)		3,675	3,668,461
Series 2015-1A, Class E, 3.53%, 7/17/17 (a)(b)		12,772	12,752,837
Colony Starwood Homes Trust:
Series 2016-1A, Class D, 3.63%, 7/17/33 (a)(b)		6,425	6,490,378
Series 2016-1A, Class E, 4.68%, 7/17/33 (a)(b)		20,520	20,899,160
Series 2016-2A, Class D, 2.89%, 12/17/33 (a)(b)		11,450	11,460,305
Series 2016-2A, Class E, 3.89%, 12/17/33 (a)(b)		13,195	13,225,349
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.28%, 9/01/33 (b)		10,530	9,682,331
Conseco Financial Corp.:
Series 1996-5, Class M1, 8.05%, 7/15/27 (b)		1,949	1,955,017
Series 1997-7, Class M1, 7.03%, 7/15/28		5,741	5,580,334
Series 1998-8, Class A1, 6.28%, 9/01/30		11,857	12,482,976
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)		4,300	4,316,233
Series 2016-3A, Class A, 2.15%, 4/15/24 (a)		7,480	7,478,868
Credit-Based Asset Servicing and Securitization LLC:
Series 2007-CB6, Class A4, 0.87%, 7/25/37 (a)(b)		2,506	1,593,369
Series 2007-RP1, Class A, 0.84%, 5/25/46 (a)(b)		8,278	6,741,438
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 5.88%, 7/20/26 (a)(b)		1,833	1,576,380
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.68%, 10/15/36 (b)		2,270	1,950,805

Asset-Backed Securities		Par (000)	Value
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22	USD	6,400	$6,457,228
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,099,633
Series 2015-A2, Class A, 1.90%, 10/17/22		3,240	3,284,099
Series 2016-A4, Class A4, 1.39%, 3/15/22		7,980	7,980,748
Dryden 33 Senior Loan Fund, Series 2014-33A, Class B, 2.88%, 7/15/26 (a)(b)		1,250	1,252,956
Dryden 34 Senior Loan Fund, Series 2014-34A, Class D, 4.48%, 10/15/26 (a)(b)		1,000	962,500
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 3.14%, 11/09/25 (a)(b)		2,000	2,001,000
Series 2014-36A, Class C, 3.84%, 11/09/25 (a)(b)		2,750	2,745,050
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 7.90%, 7/20/29 (a)(b)		1,000	990,000
Dryden XXII Senior Loan Fund, Series 2011-22A, Class CR, 4.88%, 1/15/22 (a)(b)		2,000	2,001,791
Dryden XXV Senior Loan Fund, Series 2012-25A, Class CR, 3.25%, 1/15/25 (a)(b)		1,000	1,000,000
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 2/22/22 (a)		3,170	3,175,466
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)		1,480	1,478,865
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (b)	EUR	250	247,846
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 0.00%, 11/10/30 (b)		300	320,632
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 0.90%, 1/25/36 (b)	USD	10,000	8,200,341
Flatiron CLO Ltd.:
Series 2011-1A, Class D, 4.48%, 1/15/23 (a)(b)		1,500	1,500,263
Series 2012-1A, Class BR, 4.25%, 10/25/21 (a)(b)		1,250	1,250,000
Series 2012-1A, Class CR, 5.35%, 10/25/21 (a)(b)		725	725,000
Ford Credit Auto Owner Trust:
Series 2016-B, Class A4, 1.52%, 8/15/21		7,207	7,233,139
Series 2016-C, Class A4, 1.40%, 2/15/22		2,940	2,933,447
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 3.38%, 4/20/23 (a)(b)		1,900	1,900,208
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 5.22%, 11/15/24 (a)(b)		4,365	4,365,000
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1A, 2.43%, 1/24/27 (a)(b)		22,000	22,009,464
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 2.13%, 4/15/25 (a)(b)		1,796	1,789,714
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.28%, 7/15/26 (a)(b)		6,500	6,500,000
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(d)		2,288	2,293,385
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.71%, 12/25/36 (b)		14,880	13,477,326
Series 2006-HE4, Class A2, 0.71%, 12/25/36 (b)		2,882	2,609,898
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.24%, 10/29/26 (a)(b)		14,750	14,750,000

4	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.18%, 4/25/25 (a)(b)	USD	1,500	$1,448,898
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class D, 4.50%, 4/19/26 (a)(b)		1,000	984,300
GoldenTree Loan Opportunities XI Ltd., Series 2016-12X, Class A2 , 2.86%, 4/21/27 (b)		7,750	7,788,750
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.38%, 7/17/23 (a)(b)		1,000	988,348
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (b)		9,009	8,831,261
Series 2000-1, Class A4, 8.14%, 3/20/30 (b)		9,752	10,330,756
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.68%, 4/25/27 (a)(b)		1,000	959,255
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (d)		4,855	2,476,605
GSAMP Trust, Series 2006-HE6, Class A4, 0.77%, 8/25/36 (b)		2,797	2,297,371
Harvest CLO, Series 16X, Class E, 6.40%, 10/15/29 (b)	EUR	235	250,668
Highbridge Loan Management Ltd.:
Series 3A-2014, Class C, 4.48%, 1/18/25 (a)(b)	USD	1,375	1,323,615
Series 4A-2014, Class B, 3.89%, 7/28/25 (a)(b)		1,250	1,250,309
Series 5A-2015, Class C1, 3.95%, 1/29/26 (a)(b)		6,000	6,000,801
Series 6A-2015, Class C, 3.85%, 5/05/27 (a)(b)		1,100	1,097,946
Series 8A-2016, Class D, 5.73%, 4/20/27 (a)(b)		1,000	963,949
Series 8A-2016, Class E, 8.78%, 4/20/27 (a)(b)		1,000	998,393
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 1/18/23		2,760	2,753,335
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (a)(b)		1,300	1,235,403
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (a)		420	422,314
Invitation Homes Trust:
Series 2014-SFR1, Class D, 3.13%, 6/17/31 (a)(b)		7,966	8,016,905
Series 2014-SFR2, Class D, 3.28%, 9/17/31 (a)(b)		1,960	1,980,178
Series 2014-SFR2, Class E, 3.94%, 9/17/31 (a)(b)		1,500	1,504,783
Series 2014-SFR3, Class D, 3.53%, 12/17/31 (a)(b)		2,675	2,697,557
Series 2014-SFR3, Class E, 5.03%, 12/17/31 (a)(b)		13,480	13,539,083
Series 2015-SFR1, Class D, 3.54%, 3/17/32 (a)(b)		2,230	2,251,580
Series 2015-SFR3, Class D, 3.28%, 8/17/32 (a)(b)		12,975	13,068,599
Series 2015-SFR3, Class E, 4.28%, 8/17/32 (a)(b)		7,500	7,601,643
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (d)		4,314	2,404,432
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (d)		5,415	3,016,035
LCM XIII LP, Series 13A, Class D, 4.68%, 1/19/23 (a)(b)		1,500	1,493,061
LCM XV LP, Series 15A, Class C, 3.93%, 8/25/24 (a)(b)		1,500	1,499,951

Asset-Backed Securities		Par (000)	Value
LCM XVII LP, Series 17A, Class D, 4.38%, 10/15/26 (a)(b)	USD	1,000	$977,425
LCM XVIII LP, Series 18A, Class C1, 4.03%, 4/20/27 (a)(b)		1,500	1,500,310
LCM XXI LP:
Series 21A, Class A, 2.43%, 4/20/28 (a)(b)		20,000	20,061,688
Series 21A, Class D, 5.98%, 4/20/28 (a)(b)		2,000	2,030,020
Series 21A, Class E, 8.53%, 4/20/28 (a)(b)		1,500	1,499,895
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.41%, 6/20/21 (a)(b)		4,000	3,879,120
Long Beach Mortgage Loan Trust:
Series 2005-3, Class 1A, 0.79%, 8/25/45 (b)		3,636	3,098,153
Series 2006-1, Class 1A, 0.75%, 2/25/36 (b)		19,053	16,704,764
Series 2006-4, Class 1A, 0.68%, 5/25/36 (b)		39,918	24,291,251
Madison Park Funding IX Ltd.:
Series 2012-9A, Class E, 6.07%, 8/15/22 (a)(b)		2,750	2,658,389
Series 2012-9AR, Class AR, 2.11%, 8/15/22 (a)(b)		3,750	3,751,397
Series 2012-9AR, Class B2R, 3.14%, 8/15/22 (a)(d)		2,500	2,503,505
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 2.34%, 1/20/29 (a)(b)		12,500	12,500,000
Series 2012-10A, Class DR, 5.09%, 1/20/29 (a)(b)		2,370	2,370,000
Series 2012-10A, Class ER, 8.46%, 1/20/29 (a)(b)		1,000	979,800
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.63%, 1/19/25 (a)(b)		1,000	1,002,460
Madison Park Funding XIV Ltd., Series 2014-14A, Class C1, 3.98%, 7/20/26 (a)(b)		4,500	4,500,900
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.33%, 1/22/28 (a)(b)		1,000	952,653
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (a)(b)		1,450	1,451,176
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 3.08%, 4/20/26 (a)(b)		4,750	4,750,950
Series 2015-16A, Class B, 3.88%, 4/20/26 (a)(b)		1,000	1,002,800
MASTR Asset Backed Securities Trust, Series 2006-AM2, Class A4, 0.79%, 6/25/36 (a)(b)		3,831	2,562,251
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22		9,000	9,000,548
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.23%, 5/17/21 (a)(b)		8,423	8,485,951
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 0.92%, 12/25/36 (b)		1,500	1,297,811
Mill Creek II CLO Ltd.:
Series 2016-1A, Class C, 3.98%, 4/20/28 (a)(b)		1,000	1,002,500
Series 2016-1A, Class D, 5.73%, 4/20/28 (a)(b)		1,000	1,007,600
Series 2016-1A, Class E, 8.63%, 4/20/28 (a)(b)		1,000	1,000,000

BLACKROCK FUNDS II	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.60%, 11/25/36 (b)	USD	9,775	$4,496,283
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (d)		865	427,969
Muir Woods CLO Ltd.:
Series 2012-1A, Class B, 3.46%, 9/14/23 (a)(b)		5,500	5,501,395
Series 2012-1A, Class C, 4.61%, 9/14/23 (a)(b)		2,000	2,001,576
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1.73%, 12/15/28 (a)(b)		1,875	1,891,113
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 7.13%, 7/25/23 (a)(b)		1,500	1,502,721
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class C, 3.73%, 1/23/24 (a)(b)		2,000	2,016,200
Series 2012-13A, Class D, 5.38%, 1/23/24 (a)(b)		2,000	2,000,614
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.32%, 8/04/25 (a)(b)		750	719,765
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.97%, 11/14/25 (a)(b)		1,350	1,350,148
Series 2014-18A, Class C, 4.57%, 11/14/25 (a)(b)		1,250	1,210,856
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, 7.33%, 1/15/28 (a)(b)		1,750	1,626,107
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 7.88%, 4/20/27 (a)(b)		1,000	990,285
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, 5.21%, 10/17/27 (a)(b)		2,250	2,202,525
Series 2016-22A, Class E, 7.69%, 10/17/27 (a)(b)		1,000	944,100
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.38%, 1/17/23		4,773	4,761,093
Nissan Master Owner Trust Receivables:
Series 2015-A, Class A2, 1.44%, 1/15/20		2,770	2,775,403
Series 2016-A, Class A2, 1.54%, 6/15/21		2,930	2,914,512
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 4.13%, 1/23/27 (a)(b)		1,850	1,852,775
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 3.12%, 11/15/25 (a)(b)		6,000	6,000,679
Series 2015-B1A, Class A, 2.37%, 2/15/26 (a)(b)		14,625	14,603,930
Series 2015-B1A, Class B, 3.12%, 2/15/26 (a)(b)		2,550	2,551,950
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,276	1,272,789
Series 1999-C, Class A2, 7.48%, 8/15/27		7,339	7,287,142
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		614	514,225
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		133	141,423
OCP CLO Ltd.:
Series 2013-3A, Class B, 3.63%, 1/17/25 (a)(b)		1,750	1,750,500

Asset-Backed Securities		Par (000)	Value
Series 2015-8A, Class A1, 2.41%, 4/17/27 (a)(b)	USD	4,750	$4,750,562
Series 2015-8A, Class C, 4.53%, 4/17/27 (a)(b)		1,000	919,402
Series 2016-12A, Class A1, 2.46%, 10/18/28 (a)(b)		4,250	4,245,750
Series 2016-12A, Class C, 5.04%, 10/18/28 (a)(b)		1,000	956,100
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 4.23%, 4/15/27 (a)(b)		2,250	2,253,124
Series 2016-1A, Class D, 5.83%, 4/15/27 (a)(b)		1,250	1,251,693
Series 2016-1A, Class E, 8.73%, 4/15/27 (a)(b)		875	874,925
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 7.76%, 7/15/27 (a)(b)		1,250	1,244,125
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.28%, 5/05/23 (a)(b)		1,000	978,884
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.88%, 1/15/24 (a)(b)		2,000	1,999,929
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 2.21%, 10/25/25 (a)(b)		2,000	1,999,000
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 2.26%, 8/12/26 (a)(b)		5,500	5,496,598
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 4.13%, 11/25/25 (a)(b)		2,000	2,000,407
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.00%, 4/20/25 (a)(b)		1,500	1,494,300
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,015	3,020,900
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.78%, 1/22/25 (a)(b)		4,250	4,213,604
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.58%, 7/22/27 (a)(b)		1,500	1,460,709
OZLM IX Ltd., Series 2014-9A, Class B, 4.18%, 1/20/27 (a)(b)		1,500	1,500,608
OZLM VI Ltd., Series 2014-6A, Class B, 3.78%, 4/17/26 (a)(b)		500	502,639
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 2.31%, 1/30/27 (a)(b)		8,750	8,751,179
Series 2015-11A, Class B, 3.76%, 1/30/27 (a)(b)		3,750	3,750,042
Series 2015-11A, Class C2, 4.51%, 1/30/27 (a)(b)		1,100	1,053,353
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.21%, 4/30/27 (a)(b)		2,750	2,748,016
Series 2015-12A, Class A2, 2.76%, 4/30/27 (a)(b)		2,500	2,500,032
Series 2015-12A, Class D, 6.16%, 4/30/27 (a)(b)		1,250	1,081,924
OZLM XIII Ltd.:
Series 2015-13A, Class B, 3.46%, 7/30/27 (a)(b)		4,600	4,508,404
Series 2015-13A, Class C, 5.26%, 7/30/27 (a)(b)		1,000	1,003,480
Series 2015-13A, Class D, 6.21%, 7/30/27 (a)(b)		1,000	877,050
OZLM XIV Ltd.:
Series 2015-14A, Class C, 5.23%, 1/15/29 (a)(b)		950	950,521
Series 2015-14A, Class D, 7.23%, 1/15/29 (a)(b)		1,000	928,535

6	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.73%, 10/17/22 (a)(b)	USD	500	$492,718
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21 (a)		830	829,917
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.98%, 4/15/26 (a)(b)		1,500	1,500,580
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(d)		10,779	10,868,075
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(d)		14,539	14,679,136
Progress Residential Trust:
Series 2015-SFR1, Class E, 4.53%, 2/17/32 (a)(b)		3,205	3,219,869
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		1,625	1,688,842
Series 2016-SFR1, Class D, 3.28%, 9/17/33 (a)(b)		7,345	7,411,747
Series 2016-SFR1, Class E, 4.38%, 9/17/33 (a)(b)		4,640	4,705,008
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.39%, 4/15/27 (a)(b)		1,000	997,716
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.85%, 12/15/22 (a)(b)		1,500	1,500,177
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 2.65%, 11/08/24 (a)(b)		5,500	5,500,000
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 2.06%, 2/20/25 (a)(b)		3,500	3,495,100
Regatta Funding LP, Series 2013-2A, Class C, 4.88%, 1/15/25 (a)(b)		1,750	1,729,572
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,046,806
Series 2016-2, Class A3, 1.56%, 5/15/20		1,040	1,041,471
Series 2016-3, Class A3, 1.50%, 8/15/20		2,730	2,729,210
Shackleton II CLO Ltd.:
Series 2012-2A, Class B1R, 2.70%, 10/20/23 (a)(b)		3,500	3,500,000
Series 2012-2A, Class CR, 3.50%, 10/20/23 (a)(b)		1,000	1,000,000
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.93%, 4/15/25 (a)(b)		6,700	6,654,421
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.27%, 5/15/26 (a)(b)		1,982	1,976,390
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 1.03%, 3/15/23 (b)		352	351,305
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,240	1,272,736
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,515	2,558,873
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,066,539
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	523,756
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	813,852
Series 2013-B, Class A2B, 1.63%, 6/17/30 (a)(b)		1,455	1,463,332
SMB Private Education Loan Trust:
Series 2014-A, Class A2A, 3.05%, 5/15/26 (a)		4,800	4,945,080
Series 2015-C, Class A2B, 1.93%, 7/15/27 (a)(b)		2,375	2,418,022
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		960	970,753

Asset-Backed Securities		Par (000)	Value
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)	USD	1,085	$1,090,300
Series 2016-C, Class A2A, 2.34%, 9/15/34 (a)		4,030	4,028,007
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		1,899	1,938,111
Series 2016-A, Class A1, 2.28%, 8/25/36 (a)(b)		3,356	3,451,701
Series 2016-C, Class A2B, 2.36%, 12/25/32 (a)		430	431,779
Series 2016-D, Class A2A, 1.53%, 4/25/33 (a)		1,770	1,771,456
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		570	569,234
Sound Point CLO I Ltd., Series 2012-1A, Class C, 4.18%, 10/20/23 (a)(b)		1,000	1,000,298
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.08%, 4/26/25 (a)(b)		3,400	3,389,354
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26 (a)(b)		1,000	966,242
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.43%, 7/20/27 (a)(b)		1,000	946,510
Series 2015-2A, Class E, 6.38%, 7/20/27 (a)(b)		896	798,159
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 2.24%, 10/20/26 (a)(b)		1,000	993,455
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 2.38%, 1/23/27 (a)(b)		4,250	4,250,136
Sound Point CLO XII Ltd.:
Series 2016-2A, Class D, 5.13%, 10/20/28 (a)(b)		1,000	989,773
Series 2016-2A, Class E, 7.28%, 10/20/28 (a)(b)		1,500	1,387,549
Symphony CLO XI Ltd., Series 2013-11A, Class C, 4.03%, 1/17/25 (a)(b)		7,000	7,008,507
Symphony CLO XII Ltd., Series 2013-12A, Class C, 3.63%, 10/15/25 (a)(b)		2,250	2,250,419
Symphony CLO XV Ltd.:
Series 2014-15A, Class A, 2.33%, 10/17/26 (a)(b)		2,000	1,998,272
Series 2014-15A, Class C, 4.08%, 10/17/26 (a)(b)		1,750	1,749,984
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.33%, 7/15/28 (a)(b)		1,000	900,045
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28 (a)(b)		750	759,000
Synchrony Credit Card Master Note Trust:
Series 2016-1, Class A, 2.04%, 3/15/22		5,000	5,058,670
Series 2016-2, Class A, 2.21%, 5/15/24		6,400	6,490,758
Series 2016-3, Class A, 1.58%, 9/15/22		3,410	3,409,896
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.38%, 4/26/26 (a)(b)		2,000	2,000,150
Series 2015-1A, Class A, 2.38%, 7/20/27 (a)(b)		2,750	2,749,959
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.42%, 1/20/27 (a)(b)		2,750	2,748,961
Series 2014-3A, Class B1, 3.23%, 1/20/27 (a)(b)		5,000	5,000,444
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.74%, 4/20/27 (a)(b)		1,000	985,869
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.52%, 6/15/21 (a)(b)		3,000	2,973,277
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(d)		1,200	1,197,114

BLACKROCK FUNDS II	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(d)	USD	3,647	$3,647,358
Series 2016-3II, Class A, 3.60%, 10/27/36 (a)(d)		1,165	1,165,000
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(d)		6,034	6,038,984
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(d)		7,510	7,497,484
Series 2016-3III, Class A, 3.60%, 10/27/36 (a)(d)		3,105	3,105,000
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(d)		11,566	11,566,690
Series 2016-2IV, Class NOTE, 3.47%, 8/27/36 (a)(d)		3,704	3,704,909
Series 2016-3IV, Class A, 3.60%, 10/27/36 (a)(d)		2,330	2,330,000
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21		2,616	2,613,095
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)		9,500	9,500,000
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 2.48%, 1/15/27 (a)(b)		2,350	2,347,343
Series 2014-19A, Class C, 4.18%, 1/15/27 (a)(b)		2,400	2,401,440
Venture XX CLO Ltd.:
Series 2015-20A, Class A, 2.37%, 4/15/27 (a)(b)		7,775	7,774,533
Series 2015-20A, Class B1, 2.98%, 4/15/27 (a)(b)		1,000	997,311
Series 2015-20A, Class C, 4.03%, 4/15/27 (a)(b)		600	600,119
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.38%, 10/20/28 (a)(b)		3,750	3,752,344
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.48%, 7/24/24 (a)(b)		1,000	979,017
Vibrant CLO IV Ltd., Series 2016-4A, Class C, 3.93%, 7/20/28 (a)(b)		4,100	4,085,650
VOLT LI LLC, Series 2016-NP11, Class A1, 3.50%, 10/25/46 (a)(d)		7,765	7,765,000
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(d)		13,977	14,046,963
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(d)		10,319	10,348,723
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.50%, 7/25/46 (a)(d)		5,201	5,198,838
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (a)(d)		3,815	3,815,522
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 4.56%, 3/14/22 (a)(b)		4,000	4,001,557
Series 2012-2A, Class BR, 2.83%, 10/15/22 (a)(b)		11,750	11,750,470
Series 2012-2A, Class CR, 3.63%, 10/15/22 (a)(b)		2,500	2,501,250
Series 2012-3A, Class AR, 1.85%, 10/15/22 (a)(b)		1,000	999,193
Series 2013-2A, Class A1, 2.03%, 4/25/25 (a)(b)		3,500	3,484,949
Series 2013-2A, Class C, 4.38%, 4/25/25 (a)(b)		1,000	975,745
Series 2014-1A, Class B, 3.58%, 4/18/26 (a)(b)		2,000	1,989,453
Series 2014-1A, Class C, 4.28%, 4/18/26 (a)(b)		1,000	951,610
Series 2014-1AR, Class BR, 3.49%, 4/18/26 (a)(b)		2,000	2,000,000

Asset-Backed Securities		Par (000)	Value
Series 2014-4A, Class A1, 2.38%, 10/14/26 (a)(b)	USD	5,000	$4,994,997
Series 2014-4A, Class A2A, 3.28%, 10/14/26 (a)(b)		2,000	2,000,328
Series 2014-4A, Class B, 4.23%, 10/14/26 (a)(b)		1,800	1,800,690
Series 2015-1A, Class A2, 2.98%, 4/18/27 (a)(b)		5,750	5,813,825
Series 2015-2A, Class D, 4.28%, 7/23/27 (a)(b)		1,750	1,663,043
Series 2016-2A, Class D, 7.63%, 7/19/28 (a)(b)		1,500	1,438,502
Series 2016-3A, Class C, 4.67%, 10/18/27 (a)(b)		1,500	1,467,150
Series 2016-3A, Class D, 7.67%, 10/18/27 (a)(b)		1,000	947,600
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.67%, 7/25/37 (a)(b)		5,493	4,750,474
Washington Mutual Asset-Backed Securities Asset-Backed Certificates, Series 2006-HE5, Class 1-A, 0.69%, 10/25/36 (b)		24,716	18,724,935
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, 3.98%, 1/20/27 (a)(b)		4,300	4,359,288
Series 2015-1A, Class C, 4.93%, 1/20/27 (a)(b)		4,600	4,602,806
Series 2015-1A, Class D, 6.98%, 1/20/27 (a)(b)		2,250	2,119,095
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 5.05%, 7/20/28 (a)(b)		500	502,500
Series 2016-1A, Class E, 7.90%, 7/20/28 (a)(b)		1,000	980,000
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(d)		6,350	6,439,512
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (a)		450	450,855
World Financial Network Credit Card Master Trust:
Series 2013-A, Class A, 1.61%, 12/15/21		5,070	5,093,399
Series 2016-A, Class A, 2.03%, 4/15/25		2,910	2,911,420
York CLO 1 Ltd., Series 2014-1A, Class D, 4.98%, 1/22/27 (a)(b)		2,800	2,762,058
York CLO 2 Ltd., Series 2015-1A, Class E, 7.13%, 10/22/27 (a)(b)		1,000	926,241
York CLO 3 Ltd., Series 2016-1A, Class E, 6.56%, 7/20/25 (a)(b)		2,000	1,789,696
Ziggurat CLO Ltd., Series 2014-1A, Class A1, 2.46%, 10/17/26 (a)(b)		4,000	4,017,600
Total Asset-Backed Securities — 12.5%			1,719,342,259

Common Stocks		Shares	Value
Aerospace & Defense — 0.1%
BAE Systems PLC		939,984	6,228,129
Boeing Co.		10,933	1,557,187
Northrop Grumman Corp.		7,366	1,686,814
United Technologies Corp.		46,499	4,752,198

			14,224,328
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.		5,972	406,813
Deutsche Post AG, Registered Shares		400,015	12,404,877
Royal Mail PLC		213,614	1,281,581

8	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	60,327	$6,500,838

		20,594,109
Airlines — 0.0%
AirAsia BHD	69,000	45,555
Deutsche Lufthansa AG, Registered Shares	5,575	71,355
InterGlobe Aviation Ltd.	166,489	2,338,462
Singapore Airlines Ltd.	448,400	3,262,984

		5,718,356
Auto Components — 0.0%
Bridgestone Corp.	10,300	384,434
Continental AG	8,005	1,537,696
Cub Elecparts, Inc.	171,559	1,573,826
Lear Corp.	6,155	755,711
Nokian Renkaat Oyj	62,907	2,110,011
Yokohama Rubber Co. Ltd.	3,500	60,769

		6,422,447
Automobiles — 0.3%
Bayerische Motoren Werke AG	142,367	12,420,934
Bayerische Motoren Werke AG, Preference Shares	23,204	1,761,785
Daimler AG, Registered Shares	200,763	14,322,897
Ford Motor Co.	43,046	505,360
Ford Otomotiv Sanayi A/S	4,161	42,510
Geely Automobile Holdings Ltd.	310,000	318,975
Harley-Davidson, Inc.	5,850	333,567
Hero MotoCorp Ltd.	70,589	3,543,100
Nissan Motor Co. Ltd.	92,700	942,989
Peugeot SA (c)	68,025	1,018,680

		35,210,797
Banks — 0.6%
Banco de Chile	11,791,892	1,403,539
Bank Central Asia Tbk PT	129,900	154,444
Bank Hapoalim BM	116,870	674,074
Bank Negara Indonesia Persero Tbk PT	8,013,300	3,420,984
Canadian Imperial Bank of Commerce	54,084	4,052,369
China Construction Bank Corp., H Shares	5,800,000	4,235,433
Citizens Financial Group, Inc.	277,183	7,301,000
Credicorp Ltd.	17,832	2,651,262
Danske Bank A/S	21,340	658,318
DBS Group Holdings Ltd.	380,400	4,100,220
Industrial & Commercial Bank of China Ltd., H Shares	6,124,000	3,675,868
Itau UniBanco Holding SA — ADR, Preference Shares	976,346	11,647,808
Kasikornbank Pcl — NVDR	350,100	1,718,505
Krung Thai Bank Pcl — NVDR	268,500	131,867
Lloyds Banking Group PLC	5,474,810	3,823,199
M&T Bank Corp.	59,281	7,275,557
Nordea Bank AB	41,013	431,011
OTP Bank PLC	18,934	530,609
Royal Bank of Canada	28,941	1,808,138
Seven Bank Ltd.	152,200	467,892
Siam Commercial Bank Pcl — NVDR	921,300	3,772,123
Svenska Handelsbanken AB, A Shares	658,705	8,980,208
Swedbank AB, A Shares	24,748	579,084
U.S. Bancorp	162,435	7,270,591
Wells Fargo & Co.	113,542	5,224,067

		85,988,170
Beverages — 0.3%
Ambev SA — ADR	317,063	1,870,672
Anheuser-Busch InBev SA	41,197	4,728,192
Coca-Cola Amatil Ltd.	9,385	67,992

Common Stocks	Shares	Value
Beverages (continued)
Coca-Cola Co.	296,599	$12,575,798
Coca-Cola Femsa SAB de CV, Series L	95,300	715,569
Diageo PLC	278,782	7,420,241
Dr. Pepper Snapple Group, Inc.	20,450	1,795,306
Fomento Economico Mexicano SAB de CV — ADR	12,859	1,230,221
PepsiCo, Inc.	111,727	11,977,134

		42,381,125
Biotechnology — 0.1%
AbbVie, Inc.	94,303	5,260,221
Biocon Ltd.	203,185	2,820,415

		8,080,636
Building Products — 0.1%
Assa Abloy AB, Class B	202,768	3,684,995
Fortune Brands Home & Security, Inc.	19,525	1,066,651
Geberit AG, Registered Shares	14,848	6,277,288
Masco Corp.	13,221	408,264

		11,437,198
Capital Markets — 0.1%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	490,978	2,884,034
Eaton Vance Corp.	4,272	149,776
IG Group Holdings PLC	483,259	4,880,062
London Stock Exchange Group PLC	156,074	5,360,928
MSCI, Inc.	3,707	297,264

		13,572,064
Chemicals — 0.2%
Covestro AG	18,397	1,089,427
Evonik Industries AG	3,904	122,260
Givaudan SA, Registered Shares	2,947	5,699,699
Koninklijke DSM NV	114,203	7,340,375
Mitsubishi Chemical Holdings Corp.	47,700	313,195
Sika AG	1,070	5,142,911
Syngenta AG, Registered Shares	8,549	3,421,018
Yara International ASA	98,705	3,486,683

		26,615,568
Commercial Services & Supplies — 0.1%
Cintas Corp.	1,357	144,751
Edenred	113,831	2,634,469
ISS A/S	77,848	3,055,978
Loomis AB, Class B	110,905	3,152,511
Waste Management, Inc.	27,725	1,820,424

		10,808,133
Communications Equipment — 0.2%
Cisco Systems, Inc.	549,874	16,870,134
Motorola Solutions, Inc.	1,114	80,854
Telefonaktiebolaget LM Ericsson, B Shares	1,871,116	9,076,525

		26,027,513
Construction & Engineering — 0.2%
Boskalis Westminster	48,203	1,554,630
Bouygues SA	114,358	3,727,801
HOCHTIEF AG	18,082	2,469,053
Kajima Corp.	12,000	80,923
Skanska AB, B Shares	311,225	6,758,742
SPIE SA	236,990	4,478,650
Vinci SA	84,953	6,152,284

		25,222,083
Construction Materials — 0.0%
Siam Cement Pcl — NVDR	199,850	2,853,802

BLACKROCK FUNDS II	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Containers & Packaging — 0.1%
International Paper Co.	213,000	$9,591,390
Distributors — 0.1%
Genuine Parts Co.	103,537	9,379,417
Jardine Cycle & Carriage Ltd.	159,300	4,823,949

		14,203,366
Diversified Consumer Services — 0.1%
H&R Block, Inc.	460,699	10,582,256
Kroton Educacional SA	1,379,734	6,868,413

		17,450,669
Diversified Financial Services — 0.0%
Challenger Ltd.	39,208	320,075
Fubon Financial Holding Co. Ltd.	253,000	357,972
Indian Trade Bonds License (c)	18,320,000	37
Industrivarden AB, C Shares	89,730	1,600,372

		2,278,456
Diversified Telecommunication Services — 0.5%
BT Group PLC	1,189,038	5,457,753
Chunghwa Telecom Co. Ltd.	340,000	1,164,216
Elisa Oyj	82,462	2,778,257
HKT Trust & HKT Ltd.	1,430,000	1,965,534
Inmarsat PLC	4,322	37,075
Koninklijke KPN NV	4,019,812	13,107,667
Nippon Telegraph & Telephone Corp.	94,800	4,203,132
PCCW Ltd.	2,062,000	1,227,400
Swisscom AG, Registered Shares	15,186	6,941,871
Telefonica SA	603,865	6,135,660
Telekomunikasi Indonesia Persero Tbk PT	7,138,900	2,304,964
Telia Co AB	1,439,387	5,750,137
TELUS Corp.	406,910	13,175,353
Verizon Communications, Inc.	225,372	10,840,393

		75,089,412
Electric Utilities — 0.3%
American Electric Power Co., Inc.	695	45,064
Chubu Electric Power Co., Inc.	14,300	210,515
Chugoku Electric Power Co., Inc.	4,300	50,316
CLP Holdings Ltd.	334,000	3,395,109
Duke Energy Corp.	2,226	178,125
EDP — Energias de Portugal SA	1,288,081	4,257,464
EDP — Energias do Brasil SA	36,300	173,881
Endesa SA	233,298	4,951,921
Enel SpA	2,882,583	12,393,256
Enersis Americas SA	1,120,239	189,742
Equatorial Energia SA	58,900	1,047,173
Fortum Oyj	292,861	4,881,696
Interconexion Electrica SA ESP	29,843	99,153
Red Electrica Corp SA	94,371	1,965,990
Southern Co.	38,698	1,995,656
Terna Rete Elettrica Nazionale SpA	1,034,649	5,064,546
Tohoku Electric Power Co., Inc.	23,800	291,594
Transmissora Alianca de Energia Eletrica SA	74,500	480,796
Xcel Energy, Inc.	12,579	522,657

		42,194,654
Electrical Equipment — 0.0%
Bizlink Holding, Inc.	304,000	1,541,313
Eaton Corp. PLC	5,068	323,186
Emerson Electric Co.	4,269	216,353

		2,080,852
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc.	79,000	752,709

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Chin-Poon Industrial Co. Ltd.	792,000	$1,516,682
Corning, Inc.	19,832	450,385
Delta Electronics Thailand Pcl — NVDR	73,200	163,947
Hexagon AB, B Shares	165,800	5,801,688
Hitachi Ltd.	9,000	47,978
Hon Hai Precision Industry Co. Ltd.	1,089,655	2,943,337
TE Connectivity Ltd.	20,512	1,289,589
Tongda Group Holdings Ltd.	12,550,000	3,311,640
Tripod Technology Corp.	866,000	2,050,095
Yageo Corp.	680,972	1,370,489

		19,698,539
Energy Equipment & Services — 0.0%
John Wood Group PLC	272,932	2,565,344
Equity Real Estate Investment Trusts (REITs) — 2.5%
Assura PLC	15,312,099	11,020,346
British Land Co. PLC	1,479,543	10,592,676
Camden Property Trust	2,641	215,083
CapitaLand Mall Trust	146,400	218,157
Charter Hall Retail REIT	3,405,608	10,724,408
CyrusOne, Inc.	450,803	20,110,322
Empiric Student Property PLC	3,847,628	5,215,789
EPR Properties	274,375	19,952,550
Extra Space Storage, Inc.	12,772	934,272
First Industrial Realty Trust, Inc.	351,177	9,274,585
Gramercy Property Trust (e)	1,035,105	9,543,668
Ingenia Communities Group	4,119,080	8,522,794
Japan Rental Housing Investments, Inc.	17,852	13,814,179
Japan Senior Living Investment Corp. (e)(f)	4,290	5,882,396
Kenedix Retail REIT Corp.	1,620	3,910,259
LaSalle Logiport REIT (c)	17,187	18,233,995
Link REIT	12,000	85,367
MGM Growth Properties LLC, Class A	195,463	5,144,586
National Storage REIT	10,809,092	11,897,151
NSI NV	982,122	3,853,725
Ovation Acquisition I LLC (Acquired 12/28/15, cost $8,213) (c)(g)	8,213	8,213
Public Storage	3,054	652,701
Ramco-Gershenson Properties Trust	368,232	6,385,143
Retail Properties of America, Inc., Class A	1,175,577	18,303,734
Secure Income REIT PLC (e)	3,420,954	13,034,243
Simon Property Group, Inc.	119,272	22,179,821
STAG Industrial, Inc.	905,229	20,883,633
Sun Communities, Inc.	106,534	8,195,661
Target Healthcare REIT Ltd.	4,988,554	6,762,412
Terreno Realty Corp.	239,698	6,256,118
Tritax Big Box REIT PLC	5,092,387	8,464,560
UDR, Inc.	512,732	17,930,238
Unibail-Rodamco SE	23,708	5,627,477
Vastned Retail NV	268,557	10,321,292
Viva Energy REIT (c)	7,962,434	13,679,576
Welltower, Inc.	1,186	81,277
Wereldhave NV	313,966	14,053,409
Westfield Corp.	1,206,044	8,150,291

		350,116,107
Food & Staples Retailing — 0.2%
Aeon Co. Ltd.	22,400	309,560
CVS Health Corp.	46,015	3,869,862
Koninklijke Ahold Delhaize NV	317,646	7,246,305
Kroger Co.	61,785	1,914,099
Lawson, Inc.	18,700	1,420,919
METRO AG	42,663	1,277,943
SPAR Group Ltd.	229,688	3,253,576

10	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	31,923	$1,536,135
Wal-Mart de Mexico SAB de CV	43,400	91,801
Wal-Mart Stores, Inc.	98,058	6,866,021

		27,786,221
Food Products — 0.2%
Calbee, Inc.	2,700	97,960
Campbell Soup Co.	16,893	917,966
Charoen Pokphand Foods Pcl — NVDR	423,200	380,596
General Mills, Inc.	52,733	3,268,391
Gruma SAB de CV, B Shares	31,260	434,541
Hershey Co.	5,269	539,862
Ingredion, Inc.	7,268	953,344
Kellogg Co.	10,478	787,212
McCormick & Co., Inc., Non-Voting Shares	3,177	304,579
Nestlé SA, Registered Shares	216,769	15,718,768
NH Foods Ltd.	25,000	599,091
Nisshin Seifun Group, Inc.	15,600	229,792
Thai Union Group Pcl — NVDR	266,300	165,021
Tyson Foods, Inc., Class A	2,627	186,123
Uni-President Enterprises Corp.	75,000	144,904
WH Group Ltd.	51,500	41,710

		24,769,860
Gas Utilities — 0.1%
Enagas SA	22,740	651,844
Gas Natural SDG SA	244,408	4,811,027
Osaka Gas Co. Ltd.	151,000	628,040
Snam SpA	1,540,963	8,119,096
Tokyo Gas Co. Ltd.	241,000	1,093,530

		15,303,537
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	447,594	7,374,119
Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.	34,153	2,401,639
Anthem, Inc.	13,865	1,689,589
Cardinal Health, Inc.	73,219	5,029,413
DaVita, Inc. (c)	4,999	293,041
Express Scripts Holding Co. (c)	15,694	1,057,776
McKesson Corp.	14,013	1,782,033
Qualicorp SA	332,256	2,147,381
Sinopharm Group Co., H Shares	8,800	42,733
Sonic Healthcare Ltd.	375,145	5,834,416
Suzuken Co. Ltd.	1,400	44,966
UnitedHealth Group, Inc.	21,429	3,028,561

		23,351,548
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	50,619	2,485,393
Compass Group PLC	2,684	48,565
Darden Restaurants, Inc.	21,053	1,364,024
Domino’s Pizza Enterprises Ltd.	4,835	235,541
InterContinental Hotels Group PLC	22,079	855,976
McDonald’s Corp.	51,292	5,773,940
Paddy Power Betfair PLC	407	42,176
Sands China Ltd.	1,191,200	5,169,520
Tabcorp Holdings Ltd.	91,141	334,850
Wyndham Worldwide Corp.	24,176	1,591,748

		17,901,733
Household Durables — 0.0%
Arcelik A/S	61,200	404,329
Barratt Developments PLC	54,923	304,573
Berkeley Group Holdings PLC	8,671	250,085

Common Stocks	Shares	Value
Household Durables (continued)
Electrolux AB, Series B	37,407	$885,362
Persimmon PLC	21,444	443,889
Sekisui House Ltd.	20,400	337,084

		2,625,322
Household Products — 0.1%
Clorox Co.	4,811	577,416
Kimberly-Clark Corp.	3,801	434,872
Kimberly-Clark de Mexico SAB de CV, A Shares	816,723	1,759,967
Svenska Cellulosa AB SCA, B Shares	176,415	4,996,571

		7,768,826
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	140,847	1,657,769
AES Tiete Energia SA	334,608	367,943
AES Tiete Energia SA, Preference Shares	1,338,432	1,350,173
Colbun SA	960,051	209,156
Engie Brasil Energia SA	10,600	135,788
Glow Energy Pcl — NVDR	127,500	280,021
Huaneng Power International, Inc., H Shares	464,000	285,211
NTPC Ltd.	3,256,612	7,368,412

		11,654,473
Industrial Conglomerates — 0.1%
3M Co.	49,633	8,204,335
Bidvest Group Ltd.	4,535	56,344
General Electric Co.	156,921	4,566,401
NWS Holdings Ltd.	60,000	106,161

		12,933,241
Insurance — 1.1%
Admiral Group PLC	9,158	214,565
Aflac, Inc.	14,308	985,392
AIA Group Ltd.	626,600	3,941,945
Allianz SE, Registered Shares	84,568	13,201,488
Allstate Corp.	13,735	932,607
AXA SA	1,093,723	24,677,043
AXIS Capital Holdings Ltd.	1,535	87,449
CNP Assurances	93,864	1,625,564
Direct Line Insurance Group PLC	41,883	177,190
Gjensidige Forsikring ASA	110,228	1,974,962
Hannover Rueck SE	11,959	1,334,168
Hyundai Marine & Fire Insurance Co. Ltd.	157,634	4,865,751
Mapfre SA	652,211	1,934,745
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	72,566	14,089,440
NN Group NV	32,090	966,640
Powszechny Zaklad Ubezpieczen SA	327,237	2,272,100
Progressive Corp.	3,817	120,274
Rsa Insurance Group PLC	661,728	4,467,773
Sampo Oyj, A Shares	390,906	17,909,062
Samsung Life Insurance Co. Ltd.	31,013	2,992,749
Sanlam Ltd.	497,022	2,407,428
SCOR SE	89,965	2,913,405
Swiss Re AG	203,489	18,886,173
Travelers Cos., Inc.	9,135	988,224
Tryg A/S	70,564	1,376,065
UnipolSai SpA	616,146	1,177,468
Zurich Insurance Group AG	88,282	23,108,405

		149,628,075
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc. (c)	1,254	990,434
Liberty Interactive Corp. QVC Group, Class A (c)	20,355	376,364

		1,366,798

BLACKROCK FUNDS II	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Internet Software & Services — 0.0%
Kakaku.Com, Inc.	12,200	$204,967
NetEase, Inc. — ADR	5,084	1,306,537
Rightmove PLC	56,095	2,560,585
Tencent Holdings Ltd.	7,800	206,718
Yahoo Japan Corp.	61,100	234,379

		4,513,186
IT Services — 0.1%
Automatic Data Processing, Inc.	16,980	1,478,279
Gartner, Inc. (c)	525	45,171
HCL Technologies Ltd.	256,865	2,954,052
Hewlett Packard Enterprise Co.	13,455	302,334
International Business Machines Corp.	29,711	4,566,284
Nomura Research Institute Ltd.	14,500	502,925
NTT Data Corp.	2,900	149,655
Otsuka Corp.	15,500	737,461
Paychex, Inc.	63,026	3,479,035
Tata Consultancy Services Ltd.	55,750	1,996,419
Western Union Co.	112,356	2,254,985

		18,466,600
Leisure Products — 0.1%
Hasbro, Inc.	5,421	452,166
Mattel, Inc.	394,138	12,427,171

		12,879,337
Life Sciences Tools & Services — 0.0%
Lonza Group AG, Registered Shares	5,319	1,003,704
Machinery — 0.2%
Alfa Laval AB	12,923	185,402
Cummins, Inc.	3,967	507,062
Kone OYJ, Cass B	256,938	11,822,204
Metso Oyj	61,556	1,613,990
Schindler Holding AG	17,364	3,225,829
Wartsila Oyj Abp	144,277	6,234,860

		23,589,347
Marine — 0.0%
Kuehne + Nagel International AG	3,558	482,259
Media — 0.3%
Axel Springer SE	23,536	1,179,137
BEC World Pcl — NVDR	333,300	195,153
Eutelsat Communications SA	95,793	2,007,336
Informa PLC	568,059	4,673,496
Interpublic Group of Cos., Inc.	19,747	442,135
Media Nusantara Citra Tbk PT	10,141,451	1,631,200
Omnicom Group, Inc.	15,685	1,251,977
ProSiebenSat.1 Media SE	367,627	15,844,124
SES SA	202,129	4,650,221
Sky PLC	21,822	218,161
Sun TV Network Ltd.	680,372	5,598,781
UBM PLC	534,261	4,690,777

		42,382,498
Metals & Mining — 0.1%
Centamin PLC	1,546,791	2,995,975
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	160,780	218,613
Franco-Nevada Corp.	10,700	700,330
Fresnillo PLC	9,764	196,444
Grupo Mexico SAB de CV, Series B	750,252	1,841,791
MMC Norilsk Nickel PJSC — ADR	153,611	2,324,902
Newmont Mining Corp.	25,566	946,965
Randgold Resources Ltd.	7,353	652,997
Sibanye Gold Ltd.	55,221	153,612

Common Stocks	Shares	Value
Metals & Mining (continued)
Ternium SA — ADR	127,083	$3,038,555
Zijin Mining Group Co. Ltd., H Shares	3,174,000	1,008,746

		14,078,930
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	21,691	435,121
Multiline Retail — 0.1%
Dollar General Corp.	10,246	707,896
Isetan Mitsukoshi Holdings Ltd.	49,400	499,260
J Front Retailing Co. Ltd.	14,600	200,989
Kohl’s Corp.	37,244	1,629,425
Lojas Renner SA	18,500	156,427
Macy’s, Inc.	20,562	750,307
Matahari Department Store Tbk PT	79,100	109,084
Target Corp.	40,860	2,808,308

		6,861,696
Multi-Utilities — 0.1%
Ameren Corp.	21,183	1,058,091
CenterPoint Energy, Inc.	91,211	2,079,611
Centrica PLC	17,438	45,675
Consolidated Edison, Inc.	22,550	1,703,653
E.ON SE	75,934	556,512
Innogy SE (c)	176,342	7,002,768
Public Service Enterprise Group, Inc.	28,546	1,201,216
Suez	249,658	3,954,510

		17,602,036
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Partners LP — MLP	208,000	6,061,120
Bharat Petroleum Corp. Ltd.	613,123	6,155,790
Boardwalk Pipeline Partners LP — MLP	399,780	6,880,214
Caltex Australia Ltd.	27,978	651,250
CNOOC Ltd.	645,000	811,587
CNOOC Ltd. — ADR	6,010	754,135
Columbia Pipeline Partners LP — MLP	450,680	7,210,880
DCP Midstream Partners LP — MLP	160,630	5,357,011
Delek Logistics Partners LP — MLP	171,075	4,242,660
Denbury Resources, Inc. (a)(c)	56,360	134,476
Dominion Midstream Partners LP — MLP	260,183	6,140,319
Energy Transfer Equity LP — MLP	171,720	2,563,780
Energy Transfer Partners LP — MLP	1,239,864	43,370,443
EnLink Midstream Partners LP — MLP	322,460	5,349,611
Enterprise Products Partners LP — MLP	1,807,488	45,620,997
EQT Midstream Partners LP — MLP	281,876	21,104,056
Formosa Petrochemical Corp.	82,000	273,788
Genesis Energy LP — MLP	430,579	15,040,124
HollyFrontier Corp.	12,495	311,750
IRPC Pcl — NVDR	3,062,000	417,947
JX Holdings, Inc.	282,000	1,114,228
Magellan Midstream Partners LP — MLP	603,860	40,597,508
Marathon Petroleum Corp.	2,351	102,480
MPLX LP — MLP	951,484	32,369,486
Neste Oyj	38,975	1,681,472
Novatek OJSC — GDR	74,662	7,981,368
ONEOK Partners LP — MLP	506,035	20,109,831
ONEOK, Inc.	102,945	4,985,626
Phillips 66 Partners LP — MLP	136,390	6,028,438
Plains All American Pipeline LP — MLP	1,249,333	37,929,750
PTT Pcl — NVDR	417,300	4,108,853
Royal Dutch Shell PLC, B Shares	230,229	5,938,208
SemGroup Corp., Class A	41,139	1,326,733
Shell Midstream Partners LP — MLP	433,511	11,761,153
Statoil ASA	619,203	10,109,113

12	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners LP — MLP	743,590	$19,065,648
Sunoco LP — MLP	61,200	1,743,588
Targa Resources Corp.	141,077	6,193,280
Tesoro Corp.	5,660	480,930
Tesoro Logistics LP — MLP	245,614	11,725,612
Thai Oil Pcl — NVDR	481,400	961,721
TonenGeneral Sekiyu KK	72,000	708,950
TOTAL SA	274,582	13,153,885
TransCanada Corp.	993	44,953
Valero Energy Corp.	43,478	2,575,637
Valero Energy Partners LP — MLP	135,690	5,526,654
Western Gas Partners LP — MLP	261,350	14,413,453
Williams Cos., Inc.	50,770	1,482,484
Williams Partners LP — MLP	752,699	26,961,678

		469,634,658
Paper & Forest Products — 0.1%
Stora Enso Oyj, R Shares	329,871	3,117,338
UPM-Kymmene Oyj	325,383	7,568,938

		10,686,276
Personal Products — 0.1%
Hengan International Group Co. Ltd.	403,500	3,205,698
Hypermarcas SA	510,079	4,271,432
Pola Orbis Holdings, Inc.	800	66,567
Unilever PLC	203,384	8,491,152

		16,034,849
Pharmaceuticals — 0.9%
Astellas Pharma, Inc.	3,100	46,010
AstraZeneca PLC	472,393	26,451,789
Bayer AG	96,259	9,557,570
Bristol-Myers Squibb Co.	17,636	897,849
Daiichi Sankyo Co. Ltd.	15,500	372,453
GlaxoSmithKline PLC	234,413	4,630,688
Johnson & Johnson	162,601	18,860,090
Merck & Co., Inc.	11,153	654,904
Novartis AG, Registered Shares	163,344	11,592,129
Novo Nordisk A/S, Class B	113,928	4,058,743
Orion Oyj	59,224	2,520,815
Pfizer, Inc.	477,782	15,150,467
Richter Gedeon Nyrt	79,288	1,702,086
Roche Holding AG	22,301	5,122,132
Sanofi	232,378	18,083,465
Sino Biopharmaceutical Ltd.	3,646,000	2,548,392

		122,249,582
Professional Services — 0.1%
ManpowerGroup, Inc.	26,839	2,061,235
RELX NV	316,195	5,331,877
SGS SA, Registered Shares	2,612	5,286,932

		12,680,044
Real Estate Management & Development — 0.4%
China Overseas Land & Investment Ltd.	1,350,000	4,144,352
China Vanke Co. Ltd., H Shares	83,000	216,636
Croesus Retail Trust (e)	15,540,415	9,609,198
Daito Trust Construction Co. Ltd.	5,400	904,925
Daiwa House Industry Co. Ltd.	10,500	288,189
Entra ASA	1,190,866	12,764,693
Hysan Development Co. Ltd. (c)	239,000	1,103,077
Kennedy Wilson Europe Real Estate PLC	807,637	10,024,959
Land & Houses Pcl — NVDR	6,424,000	1,683,846
LEG Immobilien AG	114,765	9,680,713
Longfor Properties Co. Ltd.	33,000	43,800

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Picton Property Income Ltd.	1,081,709	$936,742
Swiss Prime Site AG, Registered Shares	38,741	3,213,145

		54,614,275
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.	6,112	391,779
Applied Materials, Inc.	18,061	525,214
ASML Holding NV	44,901	4,750,277
KLA-Tencor Corp.	13,044	979,735
Maxim Integrated Products, Inc.	3,614	143,223
NVIDIA Corp.	8,328	592,620
Powertech Technology, Inc.	182,000	519,283
QUALCOMM, Inc.	760	52,227
Silergy Corp.	184,000	2,680,839
Taiwan Semiconductor Manufacturing Co. Ltd.	2,347,000	14,085,184
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	440,500	13,699,550
Tokyo Electron Ltd.	5,300	478,087
Xilinx, Inc.	38,346	1,950,661

		40,848,679
Software — 0.1%
ANSYS, Inc. (c)	1,852	169,180
Konami Holdings Corp.	1,200	47,391
Microsoft Corp.	212,167	12,713,047
Oracle Corp. Japan	800	43,538
VMware, Inc., Class A (c)	6,062	476,473

		13,449,629
Specialty Retail — 0.1%
Best Buy Co., Inc.	70,981	2,761,871
Dick’s Sporting Goods, Inc.	20,608	1,146,835
Home Depot, Inc.	39,324	4,797,921
Lowe’s Cos., Inc.	56,997	3,798,850
Mr. Price Group Ltd.	201,406	2,294,523
Nitori Holdings Co. Ltd.	30,400	3,631,336
O’Reilly Automotive, Inc. (c)	167	44,161
Shimamura Co. Ltd.	1,300	166,419
Staples, Inc.	33,597	248,618

		18,890,534
Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd.	4,900	89,911
Chicony Electronics Co. Ltd.	1,100,861	2,812,650
HP, Inc.	74,145	1,074,361
Lite-On Technology Corp.	2,463,398	3,531,530
NetApp, Inc.	9,968	338,314
Primax Electronics Ltd.	1,745,000	2,759,753
Transcend Information, Inc.	16,000	44,188

		10,650,707
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	1,086,000	3,131,832
Pandora A/S	45,589	5,929,103
Shenzhou International Group Holdings Ltd. (e)	73,000	483,523
Yue Yuen Industrial Holdings Ltd.	32,500	123,768

		9,668,226
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.	182,129	3,761,318
Indiabulls Housing Finance Ltd.	428,102	5,436,941

		9,198,259
Tobacco — 0.8%
Altria Group, Inc.	304,053	20,103,984

BLACKROCK FUNDS II	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks		Shares	Value
Tobacco (continued)
British American Tobacco Malaysia BHD		117,500	$1,387,032
British American Tobacco PLC		517,322	29,649,370
Gudang Garam Tbk PT		393,600	2,047,909
Imperial Brands PLC		543,156	26,273,562
Japan Tobacco, Inc.		160,800	6,113,636
KT&G Corp.		86,215	8,503,403
Philip Morris International, Inc.		122,266	11,791,333
Reynolds American, Inc.		104,682	5,765,886
Swedish Match AB		10,005	348,175

			111,984,290
Trading Companies & Distributors — 0.0%
Rexel SA		166,151	2,304,399
Transportation Infrastructure — 0.3%
Abertis Infraestructuras SA		423,764	6,281,318
Atlantia SpA		417,930	10,232,631
Beijing Capital International Airport Co. Ltd., H Shares		2,312,000	2,419,685
EcoRodovias Infraestrutura e Logistica SA		2,056,827	6,076,403
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		267,154	2,580,939
Grupo Aeroportuario del Sureste SAB de CV — ADR		31,892	5,070,828
Jiangsu Expressway Co. Ltd., H Shares		3,882,000	5,278,094
Sydney Airport		147,227	699,886
Zhejiang Expressway Co. Ltd., H Shares		1,654,000	1,731,654

			40,371,438
Water Utilities — 0.0%
Aguas Andinas SA, Class A		289,715	191,019
Wireless Telecommunication Services — 0.3%
Advanced Info Service Pcl — NVDR		1,045,800	4,583,419
China Mobile Ltd.		605,000	6,931,119
Far EasTone Telecommunications Co. Ltd.		3,497,402	8,264,762
KCell JSC — GDR, Registered Shares		81,782	290,326
NTT DOCOMO, Inc.		58,400	1,466,658
Rogers Communications, Inc., Class B		253,758	10,208,590
Turkcell Iletisim Hizmetleri A/S (c)		835,474	2,693,981
Vodafone Group PLC		102,351	281,090

			34,719,945
Total Common Stocks — 16.7%			2,293,360,394

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
Boeing Co.:
2.35%, 10/30/21	USD	270	277,583
5.88%, 2/15/40		845	1,133,633
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		400	403,000
Engility Corp., 8.88%, 9/01/24 (a)		657	670,140
General Dynamics Corp., 2.25%, 11/15/22		695	703,395
Honeywell International, Inc., 4.25%, 3/01/21		750	826,900
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (a)		635	665,163
5.00%, 11/15/25 (a)		290	305,045
KLX, Inc., 5.88%, 12/01/22 (a)		1,850	1,882,745
L-3 Communications Corp., 4.75%, 7/15/20		1,000	1,085,579
Lockheed Martin Corp.:
3.10%, 1/15/23		110	114,944
3.60%, 3/01/35		220	220,205
4.07%, 12/15/42		295	304,640
3.80%, 3/01/45		225	222,686
4.70%, 5/15/46		1,115	1,264,495

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)	USD	510	$517,650
Northrop Grumman Corp.:
3.50%, 3/15/21		1,000	1,062,038
5.05%, 11/15/40		400	462,490
Precision Castparts Corp.:
2.25%, 6/15/20		600	614,821
4.20%, 6/15/35		400	438,020
Raytheon Co., 4.70%, 12/15/41		645	748,870
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,151,771
Textron, Inc., 3.65%, 3/01/21		500	524,337
TransDigm, Inc.:
5.50%, 10/15/20		947	973,043
7.50%, 7/15/21		300	317,250
6.00%, 7/15/22		7,548	7,868,790
6.50%, 7/15/24		1,925	2,026,063
6.50%, 5/15/25		1,884	1,964,070
6.38%, 6/15/26 (a)		2,159	2,207,793
United Technologies Corp.:
1.78%, 5/04/18 (d)		2,500	2,509,073
4.50%, 6/01/42		500	547,715
4.15%, 5/15/45		500	528,923

			34,542,870
Air Freight & Logistics — 0.0%
FedEx Corp, 4.55%, 4/01/46		175	187,457
United Parcel Service, Inc., 6.20%, 1/15/38		455	630,681
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	476	518,125
XPO Logistics, Inc.:
5.75%, 6/15/21		720	823,348
6.50%, 6/15/22 (a)	USD	2,083	2,166,320
6.13%, 9/01/23 (a)		1,306	1,343,547

			5,669,478
Airlines — 0.1%
American Airlines Group, Inc.:
6.13%, 6/01/18		150	155,813
5.50%, 10/01/19 (a)		410	423,325
4.63%, 3/01/20 (a)		1,042	1,048,513
American Airlines Pass-Through Trust:
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		3,313	3,333,341
Series 2015-1, Class A, 3.38%, 5/01/27		955	973,598
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		576	567,360
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,244,250
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNY	8,400	1,239,066
United Airlines Pass-Through Trust, 3.75%, 9/03/26	USD	914	960,327
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		2,600	2,631,928
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,051	1,090,874
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		889	902,150

			14,570,545
Auto Components — 0.2%
Adient Global Holdings Ltd.:
3.50%, 8/15/24	EUR	400	436,305
4.88%, 8/15/26 (a)	USD	600	590,160
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	527,500

14	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Faurecia, 3.63%, 6/15/23	EUR	728	$828,255
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	409,305
Goodyear Tire & Rubber Co.:
7.00%, 5/15/22	USD	1,335	1,403,419
5.13%, 11/15/23		615	634,987
5.00%, 5/31/26		861	868,534
Grupo Antolin Dutch BV, 5.13%, 6/30/22	EUR	500	585,927
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	620	620,000
4.88%, 3/15/19		5,687	5,661,409
6.00%, 8/01/20		1,500	1,473,750
5.88%, 2/01/22		800	761,000
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (h)	EUR	1,275	1,431,786
4.13% (4.13% Cash or 4.88% PIK), 9/15/21 (a)(h)	USD	300	307,125
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (h)	EUR	925	1,030,779
4.50% (4.50% Cash or 5.25% PIK), 9/15/23 (a)(h)	USD	300	303,750
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (h)	EUR	575	623,370
4.75% (4.75% Cash or 5.50% PIK), 9/15/26 (a)(h)	USD	300	299,250
MPG Holdco I, Inc., 7.38%, 10/15/22		500	509,375
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	724	813,571
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	1,850	1,898,563
4.75%, 5/15/23 (a)		700	721,875
Tenneco, Inc., 5.00%, 7/15/26		350	351,750
ZF North America Capital, Inc.:
4.00%, 4/29/20 (a)		800	842,000
4.50%, 4/29/22 (a)		650	688,187
4.75%, 4/29/25 (a)		1,000	1,055,000

			25,676,932
Automobiles — 0.1%
BMW U.S. Capital LLC:
1.50%, 4/11/19 (a)		850	850,417
1.85%, 9/15/21 (a)		450	445,527
CNH Industrial NV, 4.50%, 8/15/23		425	427,125
Daimler Finance North America LLC:
1.50%, 7/05/19 (a)		1,850	1,837,263
2.25%, 9/03/19 (a)		1,450	1,468,847
8.50%, 1/18/31		350	559,943
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,086,500
5.25%, 4/15/23		1,000	1,020,000
Fiat Chrysler Finance Europe:
4.75%, 3/22/21	EUR	2,810	3,420,152
4.75%, 7/15/22		2,140	2,596,801
Ford Motor Co.:
7.45%, 7/16/31	USD	500	656,968
4.75%, 1/15/43		100	100,039
General Motors Co.:
3.50%, 10/02/18		1,395	1,432,212
5.00%, 4/01/35		750	763,709
6.60%, 4/01/36		505	596,937
6.25%, 10/02/43		50	57,250
5.20%, 4/01/45		500	509,791
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	255,625
4.25%, 11/15/19 (a)		200	207,000
3.50%, 3/15/20 (a)		850	864,875

Corporate Bonds		Par (000)	Value
Automobiles (continued)
5.63%, 2/01/23 (a)	USD	150	$155,178
3.88%, 3/01/23	GBP	195	242,858
TML Holdings Pte. Ltd., 5.75%, 5/07/21		423	444,160

			19,999,177
Banks — 2.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	5,935	6,368,585
Australia & New Zealand Banking Group Ltd., 2.25%, 6/13/19	USD	730	739,507
Banco Espirito Santo SA:
2.63%, 5/08/17 (c)(i)	EUR	800	232,724
4.75%, 1/15/18 (c)(i)		1,500	436,358
4.00%, 1/21/19 (c)(i)		5,400	1,570,888
Bank of America Corp.:
5.42%, 3/15/17	USD	800	812,050
1.70%, 8/25/17		4,390	4,400,071
6.40%, 8/28/17		720	748,915
6.00%, 9/01/17		780	809,400
5.75%, 12/01/17		630	658,249
2.00%, 1/11/18		1,770	1,777,806
5.65%, 5/01/18		760	803,882
2.60%, 1/15/19		5,571	5,663,529
2.65%, 4/01/19		3,710	3,778,976
5.63%, 7/01/20		1,930	2,160,120
2.63%, 10/19/20		350	355,857
2.63%, 4/19/21		2,900	2,934,774
5.00%, 5/13/21		2,350	2,605,313
3.30%, 1/11/23		520	534,880
4.20%, 8/26/24		750	783,733
3.95%, 4/21/25		500	513,297
4.45%, 3/03/26		355	378,951
4.25%, 10/22/26		1,000	1,050,710
7.75%, 5/14/38		500	710,201
5.88%, 2/07/42		290	366,741
5.00%, 1/21/44		300	343,526
4.88%, 4/01/44		1,475	1,665,548
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	4,344	4,793,431
Bank of Montreal:
1.40%, 9/11/17	USD	1,090	1,091,347
1.80%, 7/31/18		600	603,265
1.50%, 7/18/19		1,200	1,195,362
Bank of Nova Scotia:
2.45%, 3/22/21		3,200	3,257,910
1.88%, 4/26/21		3,290	3,282,499
Bankia SA, 4.00%, 5/22/24 (b)	EUR	7,800	8,589,162
Barclays Bank PLC, 7.63%, 11/21/22	USD	7,200	8,037,000
BB&T Corp.:
4.90%, 6/30/17		500	511,262
2.05%, 5/10/21		3,500	3,512,533
Bear Stearns Cos. LLC:
5.55%, 1/22/17		650	656,455
7.25%, 2/01/18		1,430	1,529,334
BNP Paribas SA:
2.38%, 9/14/17		740	746,505
2.40%, 12/12/18		1,360	1,377,413
BPCE SA:
1.63%, 2/10/17		500	500,565
1.61%, 7/25/17		150	150,048
2.50%, 12/10/18		840	854,012
Busan Bank Co. Ltd., 3.63%, 7/25/26		1,750	1,721,125
Canadian Imperial Bank of Commerce Canada, 1.60%, 9/06/19		1,800	1,799,770
CIT Group, Inc.:
4.25%, 8/15/17		500	506,400
5.25%, 3/15/18		550	569,613
6.63%, 4/01/18 (a)		890	934,500

BLACKROCK FUNDS II	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
5.50%, 2/15/19 (a)	USD	4,127	$4,343,667
3.88%, 2/19/19		900	913,779
5.00%, 8/15/22		1,200	1,279,500
5.00%, 8/01/23		5,725	6,097,697
Citigroup, Inc.:
1.80%, 2/05/18		800	801,508
1.70%, 4/27/18		800	800,410
2.50%, 9/26/18		950	962,996
2.05%, 12/07/18		900	904,996
2.05%, 6/07/19		2,195	2,204,992
2.50%, 7/29/19		2,100	2,134,306
2.35%, 8/02/21		570	570,152
4.50%, 1/14/22		1,070	1,174,520
4.05%, 7/30/22		750	792,685
4.40%, 6/10/25		1,500	1,584,144
4.60%, 3/09/26		420	448,220
4.45%, 9/29/27		1,200	1,264,334
8.13%, 7/15/39		396	603,909
4.65%, 7/30/45		750	820,618
Citizens Bank N.A., 2.55%, 5/13/21		345	349,369
Commerzbank AG:
7.75%, 3/16/21	EUR	2,500	3,265,698
4.00%, 3/23/26		1,608	1,780,997
Commonwealth Bank of Australia, 1.75%, 11/02/18	USD	1,085	1,088,463
Cooperatieve Rabobank UA:
2.25%, 1/14/20		750	760,600
4.50%, 1/11/21		430	472,271
3.88%, 2/08/22		820	889,361
4.38%, 8/04/25		700	737,247
5.25%, 5/24/41		540	660,470
5.25%, 8/04/45		250	281,729
Fifth Third Bancorp, 2.88%, 7/27/20		1,000	1,032,890
Fifth Third Bank:
1.45%, 2/28/18		400	399,864
2.25%, 6/14/21		500	505,095
2.88%, 10/01/21		610	632,713
HSBC Bank USA N.A.:
4.88%, 8/24/20		670	722,984
7.00%, 1/15/39		500	663,687
HSBC Holdings PLC:
3.40%, 3/08/21		1,525	1,572,144
5.10%, 4/05/21		1,000	1,101,921
2.65%, 1/05/22		1,375	1,368,091
3.60%, 5/25/23		1,772	1,830,299
4.30%, 3/08/26		1,850	1,967,630
3.90%, 5/25/26		700	724,563
6.50%, 5/02/36		600	748,860
6.80%, 6/01/38		430	557,270
6.10%, 1/14/42		400	518,240
5.25%, 3/14/44		1,470	1,613,618
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,009,849
2.38%, 11/13/19		800	807,155
2.35%, 3/05/20		1,000	1,003,014
5.00%, 9/27/20		380	410,219
1.63%, 3/15/49		1,000	1,000,594
HSH Nordbank AG, 0.54%, 2/14/17 (b)	EUR	1,067	1,137,220
Huntington National Bank, 2.88%, 8/20/20	USD	1,600	1,642,995
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	2,600	2,668,508
ICICI Bank Ltd., 4.00%, 3/18/26	USD	1,019	1,035,760
Intesa Sanpaolo SpA:
6.63%, 9/13/23	EUR	858	1,102,228
5.02%, 6/26/24 (a)	USD	1,300	1,206,375
2.86%, 4/23/25	EUR	837	897,633

Corporate Bonds		Par (000)	Value
Banks (continued)
5.71%, 1/15/26 (a)	USD	1,000	$952,296
3.93%, 9/15/26	EUR	3,206	3,542,860
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,090,828
1.80%, 1/25/18		1,420	1,425,214
1.70%, 3/01/18		1,650	1,654,198
6.30%, 4/23/19		800	886,788
2.20%, 10/22/19		1,345	1,363,640
2.25%, 1/23/20		1,000	1,006,951
4.95%, 3/25/20		1,000	1,094,711
2.55%, 10/29/20		300	305,107
2.55%, 3/01/21		3,900	3,958,094
2.40%, 6/07/21		3,485	3,514,382
2.30%, 8/15/21		410	410,321
4.35%, 8/15/21		1,380	1,507,018
2.70%, 5/18/23		1,200	1,203,575
3.88%, 2/01/24		855	917,066
3.88%, 9/10/24		500	522,185
3.13%, 1/23/25		750	756,043
3.30%, 4/01/26		1,500	1,528,254
2.95%, 10/01/26		900	890,701
4.25%, 10/01/27		1,100	1,169,953
6.40%, 5/15/38		270	363,897
5.40%, 1/06/42		550	666,252
5.63%, 8/16/43		850	997,191
4.85%, 2/01/44		1,150	1,335,420
4.95%, 6/01/45		200	219,796
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	937,439
Kasikornbank Pcl, 2.38%, 4/06/22		2,800	2,754,870
KeyBank N.A., 1.60%, 8/22/19		520	518,554
Lloyds Bank PLC:
1.75%, 5/14/18		935	939,071
2.00%, 8/17/18		1,000	1,006,055
2.35%, 9/05/19		750	763,669
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/21		1,600	1,642,022
PNC Bank N.A.:
2.25%, 7/02/19 (j)		1,520	1,545,700
2.70%, 11/01/22 (j)		300	302,536
PNC Financial Services Group, Inc.:
4.38%, 8/11/20 (j)		750	815,948
3.30%, 3/08/22 (j)		510	540,281
Popular, Inc., 7.00%, 7/01/19		13,171	13,648,449
RHB Bank BHD, 2.50%, 10/06/21		1,750	1,738,394
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	472,469
3.45%, 2/02/21		2,100	2,157,752
Royal Bank of Canada:
2.20%, 9/23/19		529	537,967
2.10%, 10/14/20		2,250	2,272,500
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,583,766
6.10%, 6/10/23		650	673,741
6.00%, 12/19/23		1,400	1,445,129
5.13%, 5/28/24		1,500	1,485,075
Santander UK Group Holdings PLC, 2.88%, 8/05/21		300	299,076
Santander UK PLC:
3.05%, 8/23/18		1,000	1,021,103
5.00%, 11/07/23 (a)		11,225	11,628,236
Standard Chartered PLC, 4.05%, 4/12/26		1,700	1,749,450
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,339,614
2.50%, 7/19/18		1,750	1,772,514
1.76%, 10/19/18		405	405,458

16	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	USD	1,900	$1,944,428
2.44%, 10/19/21		1,095	1,098,837
Svenska Handelsbanken AB, 1.50%, 9/06/19		2,700	2,683,028
Toronto-Dominion Bank, 1.40%, 4/30/18		1,000	999,757
U.S. Bancorp, 1.95%, 11/15/18		730	738,104
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,138,880
UniCredit SpA:
6.95%, 10/31/22	EUR	1,735	2,153,918
5.75%, 10/28/25 (b)		4,295	4,955,354
4.38%, 1/03/27 (b)		100	109,617
United Overseas Bank Ltd.:
3.50%, 9/16/26 (b)	USD	3,000	3,058,386
2.88%, 3/08/27 (b)		1,300	1,286,090
Wachovia Corp.:
5.75%, 6/15/17		1,000	1,026,931
5.75%, 2/01/18		2,350	2,472,494
Wells Fargo & Co.:
2.60%, 7/22/20		1,320	1,344,999
2.50%, 3/04/21		1,540	1,557,200
3.50%, 3/08/22		1,200	1,261,585
3.00%, 2/19/25		1,300	1,301,843
3.00%, 4/22/26		1,700	1,692,165
5.38%, 2/07/35		540	638,700
5.38%, 11/02/43		350	399,960
5.61%, 1/15/44		700	820,823
4.65%, 11/04/44		460	475,463
3.90%, 5/01/45		950	952,114
4.90%, 11/17/45		175	188,120
4.40%, 6/14/46		600	601,797
1.50%, 4/10/49		1,000	999,870
4.48%, 5/10/49		800	865,038
Wells Fargo Bank N.A., 1.75%, 5/24/19		4,535	4,552,659
Westpac Banking Corp.:
1.65%, 5/13/19		930	929,108
1.60%, 8/19/19		3,520	3,515,442
Woori Bank, 4.75%, 4/30/24		1,800	1,906,054

			294,242,502
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,508,543
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		3,145	3,169,449
2.65%, 2/01/21		4,485	4,586,868
3.65%, 2/01/26		1,800	1,894,072
4.70%, 2/01/36		500	554,269
4.90%, 2/01/46		2,065	2,361,404
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,388,634
2.50%, 7/15/22		825	834,139
Coca-Cola Co.:
2.88%, 10/27/25		1,500	1,552,026
2.55%, 6/01/26		1,200	1,212,418
Constellation Brands, Inc.:
3.75%, 5/01/21		500	528,650
6.00%, 5/01/22		350	406,000
4.25%, 5/01/23		700	740,390
Cott Beverages, Inc.:
6.75%, 1/01/20		400	415,500
5.38%, 7/01/22		400	406,000
Diageo Investment Corp.:
2.88%, 5/11/22		500	520,430
7.45%, 4/15/35		350	516,440
Dr. Pepper Snapple Group, Inc.:
3.40%, 11/15/25		1,000	1,048,494

Corporate Bonds		Par (000)	Value
Beverages (continued)
4.50%, 11/15/45	USD	210	$227,840
Molson Coors Brewing Co.:
1.45%, 7/15/19		165	164,003
2.10%, 7/15/21		285	283,868
4.20%, 7/15/46		1,170	1,169,688
PepsiCo, Inc.:
2.75%, 3/05/22		1,270	1,321,918
2.85%, 2/24/26		325	335,723
3.60%, 8/13/42		575	568,526
4.45%, 4/14/46		1,170	1,305,280
3.45%, 10/06/46		1,300	1,233,090

			30,253,662
Biotechnology — 0.2%
AbbVie, Inc.:
1.80%, 5/14/18		1,000	1,003,145
2.50%, 5/14/20		4,680	4,738,846
2.30%, 5/14/21		355	355,029
2.85%, 5/14/23		1,200	1,205,534
4.50%, 5/14/35		300	306,016
4.40%, 11/06/42		300	293,811
4.70%, 5/14/45		300	309,525
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (a)		385	360,937
Amgen, Inc.:
2.20%, 5/22/19		750	761,285
2.13%, 5/01/20		2,450	2,474,747
2.70%, 5/01/22		750	763,703
4.66%, 6/15/51 (a)		559	571,682
Baxalta, Inc.:
2.00%, 6/22/18		800	803,907
4.00%, 6/23/25		500	523,343
Biogen, Inc., 2.90%, 9/15/20		1,750	1,804,742
Celgene Corp.:
2.13%, 8/15/18		1,300	1,312,334
3.55%, 8/15/22		1,000	1,052,749
Gilead Sciences, Inc.:
1.95%, 3/01/22		1,375	1,366,727
4.75%, 3/01/46		960	1,036,675

			21,044,737
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		2,140	2,209,550
5.75%, 12/15/23 (a)		419	436,807
Builders FirstSource, Inc., 5.63%, 9/01/24 (a)		827	835,270
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		2,350	2,432,250
Griffon Corp., 5.25%, 3/01/22		475	480,937
Lennox International, Inc., 3.00%, 11/15/23		1,330	1,327,891
Masco Corp.:
7.13%, 3/15/20		100	114,500
4.45%, 4/01/25		500	521,875
4.38%, 4/01/26		350	364,000
Masonite International Corp., 5.63%, 3/15/23 (a)		1,360	1,407,600
Owens Corning, 3.40%, 8/15/26		2,200	2,176,786
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,700	1,774,120
St. Marys Cement, Inc., 5.75%, 1/28/27 (a)		300	302,625
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		493	517,650
5.50%, 2/15/23 (a)		1,297	1,348,880
5.38%, 11/15/24 (a)		1,130	1,168,137
6.00%, 10/15/25 (a)		3,460	3,693,377

BLACKROCK FUNDS II	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Building Products (continued)
USG Corp.:
9.50%, 1/15/18	USD	4,050	$4,363,875
5.50%, 3/01/25 (a)		184	195,960

			25,672,090
Capital Markets — 1.0%
Bank of New York Mellon Corp.:
2.30%, 9/11/19		365	372,827
2.15%, 2/24/20		3,300	3,338,580
2.05%, 5/03/21		1,145	1,148,144
Charles Schwab Corp., 4.45%, 7/22/20		550	601,671
CPUK Finance Ltd., 7.00%, 8/28/20	GBP	350	452,354
Credit Suisse AG:
6.00%, 2/15/18	USD	1,800	1,887,044
2.30%, 5/28/19		2,250	2,273,094
5.30%, 8/13/19		750	819,252
3.00%, 10/29/21		580	595,028
6.50%, 8/08/23 (a)		10,000	10,887,500
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20		1,000	1,010,017
3.45%, 4/16/21 (a)		1,095	1,115,226
4.88%, 5/15/45		350	367,604
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	477,045
Deutsche Bank AG:
4.25%, 10/14/21 (a)		4,850	4,881,942
4.50%, 4/01/25		1,000	931,798
4.50%, 5/19/26	EUR	400	420,360
4.30%, 5/24/28 (b)	USD	28,750	26,003,570
E*TRADE Financial Corp.:
5.38%, 11/15/22		1,748	1,868,359
4.63%, 9/15/23		2,427	2,518,013
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		1,000	1,039,608
2.38%, 1/22/18		2,140	2,159,724
2.90%, 7/19/18		1,247	1,272,289
7.50%, 2/15/19		1,000	1,124,284
2.00%, 4/25/19		150	150,850
2.55%, 10/23/19		1,630	1,660,228
2.60%, 4/23/20		5,500	5,590,733
2.75%, 9/15/20		2,200	2,243,474
2.88%, 2/25/21		640	654,656
5.25%, 7/27/21		1,450	1,629,712
2.35%, 11/15/21		745	740,475
3.85%, 7/08/24		680	717,516
3.50%, 1/23/25		750	769,174
3.75%, 5/22/25		2,395	2,491,473
4.25%, 10/21/25		155	162,172
3.75%, 2/25/26		205	214,257
6.13%, 2/15/33		970	1,200,628
6.45%, 5/01/36		500	607,819
6.75%, 10/01/37		750	945,929
5.15%, 5/22/45		500	540,213
4.75%, 10/21/45		2,475	2,722,057
Morgan Stanley:
5.55%, 4/27/17		400	408,682
1.88%, 1/05/18		1,000	1,003,523
6.63%, 4/01/18		2,726	2,910,528
2.13%, 4/25/18		3,020	3,042,076
2.20%, 12/07/18		225	227,022
2.45%, 2/01/19		3,715	3,772,211
2.65%, 1/27/20		5,850	5,952,591
5.75%, 1/25/21		1,370	1,553,229
2.50%, 4/21/21		810	816,407
4.10%, 5/22/23		1,000	1,053,628
3.88%, 4/29/24		860	909,729

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
4.00%, 7/23/25	USD	1,365	$1,454,510
3.88%, 1/27/26		2,000	2,108,752
3.13%, 7/27/26		2,585	2,572,680
4.35%, 9/08/26		500	530,847
3.95%, 4/23/27		1,000	1,028,786
6.38%, 7/24/42		340	454,232
4.30%, 1/27/45		1,565	1,638,848
S&P Global, Inc., 2.95%, 1/22/27 (a)		4,035	3,977,283
State Street Corp., 1.95%, 5/19/21		1,270	1,271,551
TD Ameritrade Holding Corp., 3.63%, 4/01/25		1,500	1,575,821
UBS AG:
1.38%, 8/14/17		1,200	1,199,458
4.75%, 2/12/26 (b)	EUR	4,400	5,161,710
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)	USD	500	497,323

			135,728,126
Chemicals — 0.4%
Agrium, Inc., 5.25%, 1/15/45		500	552,361
Air Liquide Finance SA, 1.75%, 9/27/21 (a)		740	730,604
Air Products & Chemicals, Inc., 3.35%, 7/31/24		500	532,756
Ashland LLC:
3.88%, 4/15/18		1,212	1,236,240
4.75%, 8/15/22		825	852,324
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	375	412,173
Axalta Coating Systems LLC, 4.88%, 8/15/24 (a)	USD	1,364	1,384,460
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		475	558,125
10.00%, 10/15/25		325	390,000
CF Industries, Inc.:
6.88%, 5/01/18		500	527,625
7.13%, 5/01/20		100	110,581
3.45%, 6/01/23		275	256,778
5.15%, 3/15/34		500	450,171
4.95%, 6/01/43		2,220	1,841,794
5.38%, 3/15/44		500	427,673
Chemours Co.:
6.63%, 5/15/23		3,184	3,088,480
7.00%, 5/15/25		1,357	1,319,683
CVR Partners LP/CVR Nitrogen Finance Corp.,
9.25%, 6/15/23 (a)		350	343,210
Dow Chemical Co.:
3.00%, 11/15/22		750	772,339
3.50%, 10/01/24		500	523,191
4.38%, 11/15/42		500	502,561
4.63%, 10/01/44		500	521,859
E.I. Du Pont de Nemours & Co., 6.50%, 1/15/28		400	503,824
Eastman Chemical Co., 2.70%, 1/15/20		750	763,972
Ecolab, Inc., 2.00%, 1/14/19		1,200	1,213,796
GCP Applied Technologies, Inc., 9.50%, 2/01/23 (a)		350	396,375
Huntsman International LLC:
4.88%, 11/15/20		771	800,067
5.13%, 4/15/21	EUR	1,078	1,255,318
5.13%, 11/15/22	USD	1,150	1,190,250
Ineos Finance PLC, 4.00%, 5/01/23	EUR	1,761	1,970,224
INEOS Group Holdings SA:
5.88%, 2/15/19 (a)	USD	600	611,250
5.63%, 8/01/24 (a)		400	396,500
LyondellBasell Industries NV:
5.00%, 4/15/19		2,050	2,191,163

18	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
5.75%, 4/15/24	USD	750	$877,015
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	476	527,104
Monsanto Co.:
3.38%, 7/15/24	USD	1,000	1,028,780
4.20%, 7/15/34		695	688,978
4.40%, 7/15/44		335	332,061
4.70%, 7/15/64		150	141,275
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		131	141,480
6.50%, 2/01/22 (a)		5,046	4,894,620
PolyOne Corp., 5.25%, 3/15/23		400	409,400
Potash Corp. of Saskatchewan, Inc., 4.88%, 3/30/20		500	542,947
PPG Industries, Inc.:
6.65%, 3/15/18		230	245,227
5.50%, 11/15/40		335	394,347
PQ Corp., 6.75%, 11/15/22 (a)		1,680	1,812,300
Praxair, Inc., 3.55%, 11/07/42		200	200,181
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	1,360	1,440,694
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	367,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	693	806,769
UPL Corp. Ltd., 3.25%, 10/13/21	USD	3,530	3,527,709
WR Grace & Co.:
5.13%, 10/01/21 (a)		450	479,250
5.63%, 10/01/24 (a)		1,020	1,104,150

			48,589,014
Commercial Services & Supplies — 0.2%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	688	837,905
ACCO Brands Corp., 6.75%, 4/30/20	USD	300	315,750
Acosta, Inc., 7.75%, 10/01/22 (a)		665	570,237
ADT Corp.:
6.25%, 10/15/21		925	1,011,719
3.50%, 7/15/22		2,256	2,137,560
4.13%, 6/15/23		995	972,921
4.88%, 7/15/32 (a)		1,589	1,350,650
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	284,925
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	559	625,918
Bilbao Luxembourg SA, 11.06% (10.50% Cash or 11.25% PIK), 12/01/18 (h)		2,423	2,678,776
Clean Harbors, Inc.:
5.25%, 8/01/20	USD	450	459,000
5.13%, 6/01/21		450	460,687
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		475	475,000
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	407,000
6.38%, 10/15/17 (a)		470	491,329
2.60%, 12/01/21 (a)		860	869,795
GFL Environmental, Inc., 9.88%, 2/01/21 (a)		350	383,250
ICTSI Treasury BV, 4.63%, 4/15/49		1,900	1,952,250
IHS Markit Ltd., 5.00%, 11/01/22 (a)		500	528,750
Loxam SAS, 3.50%, 5/03/23	EUR	210	239,173
Modular Space Corp., 10.25%, 1/31/19 (a)(c)(i)	USD	3,130	1,345,900
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		4,644	4,934,250
Republic Services, Inc.:
5.00%, 3/01/20		800	881,013
5.25%, 11/15/21		1,100	1,257,199
3.55%, 6/01/22		1,000	1,070,862
Tyco International Finance SA, 3.90%, 2/14/26		500	536,901
Verisure Holding AB, 6.00%, 11/01/22	EUR	418	499,012

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.:
3.90%, 3/01/35	USD	1,250	$1,313,116
4.10%, 3/01/45		400	422,088
West Corp., 5.38%, 7/15/22 (a)		725	697,813
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		1,285	1,341,726

			31,352,475
Communications Equipment — 0.2%
Cisco Systems, Inc.:
2.20%, 2/28/21		800	813,654
3.50%, 6/15/25		320	348,294
5.90%, 2/15/39		570	744,602
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		3,376	3,544,800
CommScope, Inc.:
4.38%, 6/15/20 (a)		700	718,375
5.00%, 6/15/21 (a)		2,003	2,048,067
5.50%, 6/15/24 (a)		1,423	1,490,593
Harris Corp., 5.05%, 4/27/45		515	566,494
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	798,795
7.63%, 6/15/21		500	548,125
5.25%, 8/01/26 (a)		1,417	1,395,745
6.63%, 8/01/26 (a)		1,822	1,803,780
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		1,083	1,021,377
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,332	1,009,823
5.50%, 8/01/23		331	219,287
8.00%, 2/15/24 (a)		840	844,200
Juniper Networks, Inc.:
3.13%, 2/26/19		1,500	1,542,915
4.35%, 6/15/25		675	699,710
Motorola Solutions, Inc.:
3.50%, 9/01/21		650	670,469
4.00%, 9/01/24		2,114	2,137,468
Plantronics, Inc., 5.50%, 5/31/23 (a)		375	381,563
QUALCOMM, Inc.:
2.25%, 5/20/20		600	609,851
3.00%, 5/20/22		665	693,125
3.45%, 5/20/25		500	524,083
4.65%, 5/20/35		400	434,760
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		542	577,230
ViaSat, Inc., 6.88%, 6/15/20		100	103,500

			26,290,685
Construction & Engineering — 0.1%
AECOM:
5.75%, 10/15/22		750	787,185
5.88%, 10/15/24		1,079	1,139,694
Alam Synergy Pte. Ltd., 6.63%, 4/24/22		1,150	1,155,691
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		1,288	1,291,220
China City Construction International Co. Ltd., 5.35%, 7/03/17 (c)(i)	CNY	15,364	1,686,120
Novafives SAS, 4.50%, 6/30/21	EUR	548	523,366
Officine Maccaferri SpA, 5.75%, 6/01/21		340	304,916
OHL Investments SA, 4.00%, 4/25/18 (k)		500	510,456
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21	USD	650	655,741
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 6/15/19		1,070	1,094,075

			9,148,464

BLACKROCK FUNDS II	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Construction Materials — 0.1%
Cemex Finance LLC:
9.38%, 10/12/22 (a)	USD	8,770	$9,581,225
4.63%, 6/15/24	EUR	1,025	1,156,068
Dry Mix Solutions Investissements SAS, 5.50%, 3/15/23 (b)		300	335,090
Kerneos Corp. SAS, 5.75%, 3/01/21		219	249,775
Pfleiderer GmbH, 7.88%, 8/01/19		1,814	2,066,799
Vulcan Materials Co., 4.50%, 4/01/25	USD	1,400	1,503,250
West China Cement Ltd., 6.50%, 9/11/19		412	427,118

			15,319,325
Consumer Finance — 0.7%
Ally Financial, Inc.:
6.25%, 12/01/17		200	207,250
3.25%, 2/13/18		750	751,875
3.60%, 5/21/18		850	857,437
4.75%, 9/10/18		125	128,451
3.50%, 1/27/19		150	150,375
3.75%, 11/18/19		750	750,937
8.00%, 3/15/20		400	453,000
4.13%, 3/30/20		1,200	1,219,500
4.25%, 4/15/21		400	404,000
5.13%, 9/30/24		2,935	3,096,425
4.63%, 3/30/25		5,455	5,550,463
5.75%, 11/20/25		975	998,156
8.00%, 11/01/31		8,697	10,392,915
American Express Co.:
1.55%, 5/22/18		580	581,171
2.65%, 12/02/22		1,000	1,016,826
4.05%, 12/03/42		370	374,931
American Express Credit Corp.:
2.13%, 7/27/18		910	920,411
2.25%, 5/05/21		2,000	2,018,428
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	1,954,500
2.45%, 4/24/19		4,350	4,423,585
Capital One N.A.:
1.65%, 2/05/18		1,000	1,000,826
1.50%, 3/22/18		1,400	1,398,306
2.95%, 7/23/21		2,000	2,050,028
2.25%, 9/13/21		500	497,211
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (a)		905	891,298
Discover Bank, 2.00%, 2/21/18		1,500	1,504,837
Discover Financial Services, 3.95%, 11/06/24		750	760,829
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		620	624,805
1.72%, 12/06/17		4,040	4,040,574
5.00%, 5/15/18		2,530	2,648,381
2.88%, 10/01/18		930	947,972
2.02%, 5/03/19		1,885	1,884,642
1.90%, 8/12/19		3,010	3,000,272
3.16%, 8/04/20		1,000	1,025,212
3.34%, 3/18/21		990	1,017,967
5.88%, 8/02/21		750	851,646
2.38%, 4/15/49		1,500	1,510,251
General Motors Financial Co., Inc.:
2.40%, 5/09/19		2,245	2,247,083
2.35%, 10/04/19		2,300	2,297,567
3.20%, 7/13/20		2,250	2,288,381
3.70%, 11/24/20		485	499,836
4.20%, 3/01/21		1,600	1,683,262
3.20%, 7/06/21		2,010	2,029,151
3.45%, 4/10/22		750	758,362
3.70%, 5/09/23		1,315	1,332,200
4.00%, 1/15/25		750	753,293

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Hyundai Capital Services, Inc., 2.88%, 3/16/21	USD	3,500	$3,588,347
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		1,915	1,900,637
6.88%, 4/15/22 (a)		1,151	1,087,695
Navient Corp.:
8.45%, 6/15/18		1,400	1,514,170
5.50%, 1/15/19		800	816,000
4.88%, 6/17/19		1,000	1,008,750
8.00%, 3/25/20		875	949,375
5.00%, 10/26/20		500	493,750
5.88%, 3/25/21		800	801,000
6.63%, 7/26/21		821	827,157
7.25%, 1/25/22		175	176,750
5.50%, 1/25/23		1,121	1,017,307
7.25%, 9/25/23		1,250	1,245,313
6.13%, 3/25/24		1,091	998,265
5.88%, 10/25/24		1,034	922,845
5.63%, 8/01/33		895	709,287
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)		885	890,465
Springleaf Finance Corp.:
6.90%, 12/15/17		1,425	1,492,687
5.25%, 12/15/19		600	602,250
8.25%, 12/15/20		645	699,825
7.75%, 10/01/21		250	260,475
Synchrony Financial:
1.88%, 8/15/17		665	666,621
2.60%, 1/15/19		515	521,143
3.00%, 8/15/19		865	883,962
Toyota Motor Credit Corp., 2.13%, 7/18/19		500	508,219

			100,377,123
Consumer Products — 0.0%
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	303,000
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		1,025	1,044,219
3.85%, 12/15/19 (a)(b)		500	508,125
6.75%, 1/31/21 (a)		650	669,500
4.07%, 5/15/21 (a)(b)		403	411,060
6.00%, 6/30/21 (a)		1,935	1,983,375
4.25%, 1/15/22	EUR	1,144	1,293,507
4.13%, 5/15/23		394	453,060
4.63%, 5/15/23 (a)	USD	1,578	1,593,780
6.75%, 5/15/24	EUR	558	652,363
7.25%, 5/15/24 (a)	USD	2,319	2,446,545
Ball Corp.:
4.38%, 12/15/20		675	718,875
5.00%, 3/15/22		2,920	3,139,000
4.00%, 11/15/23		300	303,450
4.38%, 12/15/23	EUR	415	512,104
5.25%, 7/01/25	USD	1,050	1,116,413
Berry Plastics Corp.:
5.50%, 5/15/22		150	156,000
5.13%, 7/15/23		600	610,500
Cascades, Inc., 5.50%, 7/15/22 (a)		425	433,768
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	768,750
Crown European Holdings SA, 3.38%, 5/15/25	EUR	889	1,000,595
Horizon Holdings I SAS, 7.25%, 8/01/23		200	231,626
International Paper Co.: 3.65%, 6/15/24	USD	750	779,971

20	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
4.80%, 6/15/44	USD	250	$254,516
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (h)	EUR	394	466,845
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (a)	USD	350	366,187
5.88%, 8/15/23 (a)		450	479,531
ProGroup AG, 5.13%, 5/01/22	EUR	881	1,033,505
Sealed Air Corp.:
4.88%, 12/01/22 (a)	USD	1,390	1,464,713
4.50%, 9/15/23	EUR	287	348,137
6.88%, 7/15/33 (a)	USD	58	62,350
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (a)		383	386,830
Silgan Holdings, Inc., 5.00%, 4/01/20		100	102,000
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	875	1,007,602

			26,798,802
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	1,219	1,120,724
LKQ Corp., 4.75%, 5/15/23		400	410,500
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	540	630,578

			2,161,802
Diversified Consumer Services — 0.0%
Cleveland Clinic Foundation, 4.86%, 1/01/14	USD	125	132,315
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,232	1,578,879
Service Corp. International, 5.38%, 5/15/24	USD	2,550	2,677,500

			4,388,694
Diversified Financial Services — 0.7%
Aircastle Ltd.:
6.75%, 4/15/17		300	306,000
6.25%, 12/01/19		100	108,875
7.63%, 4/15/20		880	1,001,000
5.13%, 3/15/21		775	822,469
5.50%, 2/15/22		1,405	1,506,863
5.00%, 4/01/23		350	362,250
Altice Financing SA:
6.50%, 1/15/22 (a)		550	574,887
5.25%, 2/15/23	EUR	544	623,305
6.63%, 2/15/23 (a)	USD	1,600	1,648,000
7.50%, 5/15/26 (a)		3,056	3,147,680
Arrow Global Finance PLC, 5.13%, 9/15/24	GBP	175	210,315
BAT International Finance PLC, 2.75%, 6/15/20 (a)	USD	3,880	3,976,100
BCD Acquisition, Inc., 9.63%, 9/15/23 (a)		450	464,625
BP Capital Markets PLC:
1.68%, 5/03/19		1,208	1,209,910
2.24%, 5/10/19		825	838,018
2.52%, 1/15/20		275	279,981
4.50%, 10/01/20		1,225	1,341,936
4.74%, 3/11/21		715	796,055
3.06%, 3/17/22		425	442,886
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	431,895
CME Group, Inc.:
3.00%, 9/15/22		560	589,405
3.00%, 3/15/25		850	883,355
5.30%, 9/15/43		1,400	1,738,734
CNH Industrial Capital LLC:
3.63%, 4/15/18		200	201,750
3.88%, 7/16/18		500	504,375
4.38%, 11/06/20		315	322,087

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
4.88%, 4/01/21	USD	400	$415,000
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	1,550	1,755,969
CNO Financial Group, Inc., 5.25%, 5/30/25	USD	370	373,700
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)		750	750,000
Double Eagle Acquisition Sub, Inc., 7.50%, 10/01/24 (a)		1,066	1,097,980
eircom Finance DAC, 4.50%, 5/31/22	EUR	1,025	1,158,965
Far East Horizon Ltd., 5.55% (b)(l)	USD	1,000	1,014,984
FBM Finance, Inc., 8.25%, 8/15/21 (a)		505	527,725
GAIF Bond Issuer Pty. Ltd, 3.40%, 9/30/26		1,415	1,408,366
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	297	358,985
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20	USD	1,760	1,795,121
4.42%, 11/15/35		3,925	4,281,221
Guangxi Communications Investment Group Co. Ltd., 3.00%, 11/04/19		1,200	1,204,104
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19		2,000	2,069,136
Hyundai Capital America, 2.40%, 10/30/18 (a)		335	338,779
Iceland Bondco PLC, 6.25%, 7/15/21	GBP	200	235,009
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	USD	1,250	1,274,479
2.75%, 12/01/20		295	304,643
3.75%, 12/01/25		1,190	1,266,836
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	390	472,588
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNY	10,000	1,474,784
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (h)	EUR	889	1,024,857
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,248,512
5.25%, 7/15/44		1,000	1,178,067
MSCI, Inc.:
5.25%, 11/15/24 (a)		630	661,500
5.75%, 8/15/25 (a)		430	457,155
4.75%, 8/01/26 (a)		345	347,587
Nasdaq, Inc.:
4.25%, 6/01/24		750	795,918
3.85%, 6/30/26		2,520	2,597,583
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	586,903
2.35%, 6/15/20		400	405,756
Nexstar Escrow Corp., 5.63%, 8/01/24 (a)		1,982	1,967,135
Nielsen Co. Luxembourg S.à r.l., 5.50%, 10/01/21 (a)		100	104,250
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		1,262	1,306,170
7.25%, 12/15/21 (a)		700	724,500
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	4,089,750
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	814,687
RH International Finance Ltd., 3.88%, 7/20/21		477	474,022
Shell International Finance BV, 1.75%, 9/12/21		840	830,059
SUAM Finance BV, 4.88%, 4/17/24 (a)		7,695	8,114,377
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	175	198,351
Total Capital Canada Ltd., 2.75%, 7/15/23	USD	1,500	1,534,823
Total Capital SA, 4.45%, 6/24/20		615	671,018
United Group BV, 7.88%, 11/15/20	EUR	1,357	1,552,964
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)	USD	200	203,000

BLACKROCK FUNDS II	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
4.50%, 1/15/25	EUR	274	$298,228
5.75%, 1/15/25 (a)	USD	1,835	1,816,650
Voya Financial, Inc., 2.90%, 2/15/18		3,202	3,254,753
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,153,400
Yufu Eternity Ltd., 5.63%, 11/26/17	CNY	8,000	1,177,113

			89,500,218
Diversified Telecommunication Services — 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	6,535	7,204,837
Altice Finco SA, 9.00%, 6/15/23	EUR	715	886,343
AT&T Inc.:
5.50%, 2/01/18	USD	2,000	2,095,800
2.38%, 11/27/18		2,000	2,025,220
2.30%, 3/11/19		1,225	1,237,326
2.45%, 6/30/20		3,790	3,812,334
5.00%, 3/01/21		1,500	1,648,890
3.80%, 3/15/22		1,750	1,842,129
2.63%, 12/01/22		2,000	1,976,510
3.95%, 1/15/25		500	519,307
3.40%, 5/15/25		1,000	996,732
4.50%, 5/15/35		750	744,517
6.35%, 3/15/40		750	900,783
6.00%, 8/15/40		500	570,488
5.35%, 9/01/40		75	78,851
5.15%, 3/15/42		500	516,045
4.80%, 6/15/44		700	689,146
4.35%, 6/15/45		750	688,025
4.75%, 5/15/46		2,550	2,495,369
4.50%, 3/09/48 (a)		992	930,387
4.55%, 3/09/49 (a)		777	731,772
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (c)(i)		1,000	28,750
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		4,008	4,309,197
Cellnex Telecom SA, 2.38%, 6/10/49	EUR	300	334,514
CenturyLink, Inc.:
5.63%, 4/01/20	USD	690	736,575
6.45%, 6/15/21		2,610	2,786,175
5.80%, 3/15/22		650	659,750
6.75%, 12/01/23		1,379	1,416,923
7.50%, 4/01/24		1,846	1,922,147
5.63%, 4/01/25		750	703,125
7.60%, 9/15/39		725	645,250
7.65%, 3/15/42		482	428,980
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)		1,239	1,297,853
Consolidated Communications, Inc., 6.50%, 10/01/22		1,035	1,019,475
Digicel Ltd., 6.00%, 4/15/21 (a)		8,811	7,883,202
Embarq Corp., 8.00%, 6/01/36		1,000	1,015,000
Frontier Communications Corp.:
8.25%, 4/15/17		200	206,000
8.13%, 10/01/18		150	163,125
8.50%, 4/15/20		750	800,625
8.88%, 9/15/20		1,080	1,147,500
6.25%, 9/15/21		1,980	1,881,000
10.50%, 9/15/22		1,185	1,232,400
7.13%, 1/15/23		935	840,916
7.63%, 4/15/24		1,927	1,715,030
6.88%, 1/15/25		5,714	4,785,475
11.00%, 9/15/25		3,510	3,593,889
9.00%, 8/15/31		450	391,500
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (a)		350	375,375
Level 3 Communications, Inc., 5.75%, 12/01/22		400	412,000

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
6.13%, 1/15/21	USD	25	$25,813
5.38%, 8/15/22		2,197	2,257,417
5.63%, 2/01/23		3,130	3,216,075
5.13%, 5/01/23		3,829	3,867,290
5.38%, 1/15/24		1,136	1,158,720
5.38%, 5/01/25		1,943	1,972,145
5.25%, 3/15/26 (a)		1,296	1,315,440
Orange SA, 4.13%, 9/14/21		750	821,341
OTE PLC, 3.50%, 7/09/20	EUR	1,296	1,442,608
Play Finance 2 SA, 5.25%, 2/01/19		898	1,010,429
Proven Honour Capital Ltd.:
4.13%, 5/19/25	USD	8,005	8,378,353
4.13%, 5/06/26		4,000	4,172,680
Qwest Corp., 6.75%, 12/01/21		1,300	1,441,375
SBA Communications Corp., 4.88%, 9/01/24 (a)		3,260	3,260,000
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,414,905
Telecom Italia Capital SA:
7.00%, 6/04/18		725	780,281
7.18%, 6/18/19		225	253,265
6.38%, 11/15/33		525	537,863
6.00%, 9/30/34		5,420	5,392,900
7.20%, 7/18/36		1,835	1,981,800
7.72%, 6/04/38		125	137,813
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	827	1,190,822
Telecom Italia SpA:
5.88%, 5/19/23	GBP	700	962,941
3.63%, 1/19/24	EUR	1,444	1,670,836
5.30%, 5/30/24 (a)	USD	1,200	1,219,500
UPC Holding BV, 6.75%, 3/15/23	EUR	400	475,460
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)	USD	650	659,750
4.00%, 1/15/27	EUR	958	1,031,931
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)	USD	520	540,800
Verizon Communications, Inc.:
3.65%, 9/14/18		1,000	1,037,463
2.55%, 6/17/19		2,970	3,040,695
1.38%, 8/15/19		1,015	1,006,370
2.63%, 2/21/20		3,500	3,569,216
4.50%, 9/15/20		2,500	2,717,625
3.50%, 11/01/21		1,250	1,320,755
2.45%, 11/01/22		500	499,999
5.15%, 9/15/23		3,000	3,431,580
6.40%, 9/15/33		350	436,584
5.05%, 3/15/34		500	542,577
4.40%, 11/01/34		350	354,626
5.85%, 9/15/35		350	416,122
4.27%, 1/15/36		500	502,047
6.55%, 9/15/43		500	655,147
4.86%, 8/21/46		2,800	2,965,696
4.52%, 9/15/48		1,000	994,431
5.01%, 8/21/54		750	773,342
4.67%, 3/15/55		750	731,145
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	208,500
4.00%, 7/15/20	EUR	1,717	1,913,118
4.75%, 7/15/20 (a)	USD	2,400	2,412,000
7.00%, 4/23/21	EUR	500	571,519
7.38%, 4/23/21 (a)	USD	3,770	3,873,675
Windstream Services LLC:
7.75%, 10/15/20		500	508,750
7.75%, 10/01/21		660	654,225
7.50%, 6/01/22		260	245,700
6.38%, 8/01/23		450	398,250

22	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23	USD	4,331	$4,558,377
6.38%, 5/15/25		1,686	1,775,055

			177,027,704
Electric Utilities — 0.6%
1MDB Energy Ltd., 5.99%, 5/11/22		1,500	1,643,544
Adani Transmission Ltd., 4.00%, 8/03/26		1,420	1,413,386
Alabama Power Co.:
3.75%, 3/01/45		630	641,030
4.30%, 1/02/46		700	760,655
Appalachian Power Co., 4.45%, 6/01/45		1,000	1,077,399
Arizona Public Service Co.:
4.70%, 1/15/44		250	287,109
4.35%, 11/15/45		400	444,596
Commonwealth Edison Co., 6.15%, 9/15/17		400	416,438
Connecticut Light & Power Co., 4.30%, 4/15/44		125	136,616
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	125	143,669
Duke Energy Carolinas LLC:
3.90%, 6/15/21	USD	750	815,090
6.05%, 4/15/38		805	1,070,338
Duke Energy Corp.:
1.80%, 9/01/21		335	330,855
4.80%, 12/15/45		1,400	1,568,517
3.75%, 9/01/46		160	151,415
Duke Energy Florida LLC, 3.10%, 8/15/21		1,780	1,874,052
Duke Energy Indiana LLC, 3.75%, 5/15/46		300	300,701
Duke Energy Progress LLC:
5.30%, 1/15/19		2,185	2,367,388
4.10%, 5/15/42		515	541,596
4.15%, 12/01/44		500	534,030
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		855	862,523
2.70%, 6/15/21 (a)		750	763,287
Emera, Inc., 6.75%, 6/15/76 (b)		29,375	32,459,375
Enersis Americas SA, 4.00%, 10/25/26		1,601	1,598,759
Entergy Arkansas, Inc., 3.05%, 6/01/23		250	257,495
Exelon Corp.:
3.95%, 6/15/25		750	799,661
5.10%, 6/15/45		1,000	1,130,804
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,579
4.25%, 3/15/23		1,000	1,060,847
7.38%, 11/15/31		600	780,133
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	900,701
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,529,304
Georgia Power Co.:
2.85%, 5/15/22		670	694,566
5.95%, 2/01/39		470	598,269
4.30%, 3/15/42		500	529,872
Indiana Michigan Power Co., 4.55%, 3/15/46		400	433,193
Kentucky Utilities Co., 4.65%, 11/15/43		100	115,057
MidAmerican Energy Co., 6.75%, 12/30/31		575	815,675
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18		740	741,655
2.30%, 4/01/19		895	907,471
Northern States Power Co., 4.13%, 5/15/44		530	578,846
NSTAR Electric Co., 4.40%, 3/01/44		250	276,597
Oglethorpe Power Corp., 4.20%, 12/01/42		400	402,219
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	259,201

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18	USD	483	$528,916
2.95%, 4/01/25		750	770,992
5.30%, 6/01/42		500	621,819
PacifiCorp.:
2.95%, 6/01/23		300	311,916
6.35%, 7/15/38		310	423,893
PECO Energy Co., 5.95%, 10/01/36		865	1,104,243
Potomac Electric Power Co., 4.15%, 3/15/43		450	481,244
PPL Capital Funding, Inc., 5.00%, 3/15/44		500	556,348
PPL Electric Utilities Corp., 4.15%, 10/01/45		500	539,589
Public Service Co. of Colorado, 4.30%, 3/15/44		450	499,049
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	324,517
5.64%, 4/15/41		250	320,597
Sierra Pacific Power Co.:
3.38%, 8/15/23		580	615,011
2.60%, 5/01/26		2,100	2,099,943
Southern California Edison Co.:
6.05%, 3/15/39		665	892,822
4.65%, 10/01/43		300	352,444
Southern Co., 1.85%, 7/01/19		1,575	1,584,110
Southern Co. Gas Capital Corp., 3.25%, 6/15/26		2,300	2,354,558
Southern Power Co., 1.85%, 12/01/17		1,000	1,004,587
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)		900	855,000
4.60%, 12/15/21		600	491,640
6.50%, 6/01/25		285	237,975
Toledo Edison Co., 6.15%, 5/15/37		500	616,031
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	308	358,395
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	556,421

			83,566,573
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,492
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (a)		1,755	1,832,878
General Cable Corp., 5.75%, 10/01/22		425	401,625
GrafTech International Ltd., 6.38%, 11/15/20		413	313,880
Sensata Technologies BV:
4.88%, 10/15/23 (a)		175	181,344
5.63%, 11/01/24 (a)		150	159,000
5.00%, 10/01/25 (a)		2,522	2,585,050
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		1,095	1,185,337

			6,952,606
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.55%, 1/30/19		1,000	1,019,857
Avnet, Inc., 4.63%, 4/15/26		1,200	1,224,713
Belden, Inc.:
5.50%, 9/01/22 (a)		575	587,937
5.50%, 4/15/23	EUR	1,076	1,252,056
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	3,325	3,524,500
5.00%, 9/01/23		2,206	2,265,341
5.50%, 12/01/24		2,292	2,407,311
Corning, Inc.:
1.45%, 11/15/17		250	249,793
4.75%, 3/15/42		200	205,905
Flex Ltd., 4.63%, 2/15/20		1,500	1,606,161

BLACKROCK FUNDS II	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Foxconn Far East Ltd., 2.25%, 9/23/21	USD	3,600	$3,565,166
Zebra Technologies Corp., 7.25%, 10/15/22		750	808,125

			18,716,865
Energy Equipment & Services — 0.2%
Diamond Offshore Drilling, Inc.:
5.88%, 5/01/19		325	339,087
5.70%, 10/15/39		325	271,428
4.88%, 11/01/43		500	366,270
Ensco PLC:
4.70%, 3/15/21		500	461,750
4.50%, 10/01/24		855	684,000
5.20%, 3/15/25		450	366,048
5.75%, 10/01/44		700	467,250
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,636	1,644,180
Halliburton Co.:
2.00%, 8/01/18		500	503,497
4.85%, 11/15/35		765	825,827
5.00%, 11/15/45		415	453,407
McDermott International, Inc., 8.00%, 5/01/21 (a)		300	291,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	75,500
PHI, Inc., 5.25%, 3/15/19		300	288,750
Rowan Cos., Inc., 4.88%, 6/01/22		475	408,500
Saipem Finance International BV, 3.00%, 3/08/21	EUR	155	175,750
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)	USD	1,125	1,142,327
SESI LLC:
6.38%, 5/01/19		325	320,937
7.13%, 12/15/21		525	511,875
Transocean, Inc.:
4.25%, 10/15/17		327	325,365
6.00%, 3/15/18		4,336	4,349,008
7.38%, 4/15/18		190	192,375
8.13%, 12/15/21		464	447,853
5.55%, 10/15/22		1,178	1,007,190
9.00%, 7/15/23 (a)		800	781,500
7.50%, 4/15/31		500	355,000
6.80%, 3/15/38		650	427,375
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	1,920	2,219,397
Weatherford International LLC, 6.80%, 6/15/37	USD	122	97,600
Weatherford International Ltd.:
7.75%, 6/15/21		1,261	1,273,610
4.50%, 4/15/22		788	709,200
8.25%, 6/15/23		490	507,150
6.50%, 8/01/36		305	240,950
5.95%, 4/15/42		141	106,455

			22,637,411
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
2.80%, 6/01/20		1,000	1,021,121
3.30%, 2/15/21		290	301,224
2.25%, 1/15/22		1,870	1,845,019
5.00%, 2/15/24		1,000	1,113,919
4.40%, 2/15/26		695	748,190
3.38%, 10/15/26		1,510	1,502,693
AvalonBay Communities, Inc., 5.70%, 3/15/17		385	391,227
Boston Properties LP:
5.63%, 11/15/20		1,000	1,128,477

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
2.75%, 10/01/26	USD	2,000	$1,932,316
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		750	790,430
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)		340	352,750
8.25%, 10/15/23		2,330	2,458,150
Crown Castle International Corp.:
3.40%, 2/15/21		1,000	1,039,133
2.25%, 9/01/21		300	297,492
5.25%, 1/15/23		1,500	1,676,115
4.45%, 2/15/26		1,400	1,516,599
3.70%, 6/15/26		145	148,516
DDR Corp., 4.25%, 2/01/26		600	625,612
Digital Realty Trust LP, 3.40%, 10/01/20		1,200	1,244,594
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	392,813
Equinix, Inc.:
5.38%, 1/01/22		857	908,420
5.38%, 4/01/23		2,385	2,489,344
5.75%, 1/01/25		200	211,500
5.88%, 1/15/26		1,847	1,974,295
ERP Operating LP:
4.75%, 7/15/20		730	798,667
2.85%, 11/01/26		1,385	1,367,960
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		2,967	2,937,330
FelCor Lodging LP, 5.63%, 3/01/23		250	257,997
GEO Group, Inc.:
5.88%, 1/15/22		135	127,237
5.88%, 10/15/24		870	754,725
6.00%, 4/15/26		575	495,937
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	129,844
4.88%, 11/01/20		1,025	1,092,906
4.38%, 4/15/21		40	42,100
5.38%, 11/01/23		250	268,125
5.38%, 4/15/26		555	589,687
Goodman Funding Pty. Ltd., 6.00%, 3/02/22		1,400	1,625,953
HCP, Inc.:
6.00%, 1/30/17		2,363	2,389,180
6.70%, 1/30/18		1,234	1,312,496
4.25%, 11/15/23		1,100	1,157,308
6.75%, 2/01/41		500	611,673
Hospitality Properties Trust:
4.25%, 2/15/21		1,000	1,057,951
5.00%, 8/15/22		1,000	1,081,555
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		1,440	1,524,600
4.38%, 6/01/21 (a)		300	309,750
6.00%, 8/15/23		1,660	1,763,750
5.75%, 8/15/24		850	871,250
iStar, Inc.:
4.00%, 11/01/17		100	100,125
5.00%, 7/01/19		725	722,375
Kimco Realty Corp., 3.40%, 11/01/22		1,000	1,045,596
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (a)		5,057	5,382,671
4.50%, 9/01/26 (a)		1,438	1,412,835
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 3/01/24		255	274,763
5.25%, 8/01/26		355	362,100
QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/01/23 (a)		450	453,937

24	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21	USD	200	$208,500
Simon Property Group LP:
2.15%, 9/15/17		1,250	1,257,817
2.50%, 9/01/20		1,900	1,947,546
4.38%, 3/01/21		500	547,417
3.38%, 10/01/24		650	682,628
6.75%, 2/01/40		200	283,456
4.75%, 3/15/42		800	916,071
4.25%, 10/01/44		395	422,358
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/18		2,500	2,511,743
4.75%, 6/01/21		1,000	1,103,178
VEREIT Operating Partnership LP:
3.00%, 2/06/19		600	606,906
4.60%, 2/06/24		200	207,000
4.88%, 6/01/26		420	441,449
Vornado Realty LP, 2.50%, 6/30/19		387	391,844
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	765,959
Welltower, Inc.:
4.70%, 9/15/17		440	452,266
2.25%, 3/15/18		3,110	3,137,399
4.13%, 4/01/19		1,000	1,047,994
5.25%, 1/15/22		1,000	1,130,261
WP Carey, Inc., 4.25%, 10/01/26		1,400	1,410,011

			77,904,135
Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (a)		1,535	1,592,563
5.75%, 3/15/25 (a)		1,942	1,917,123
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	2,600	3,161,029
3.25%, 3/07/24		1,300	1,546,834
CVS Health Corp.:
1.90%, 7/20/18	USD	250	251,927
2.25%, 8/12/19		302	307,159
2.80%, 7/20/20		2,390	2,462,630
2.13%, 6/01/21		3,485	3,485,303
5.13%, 7/20/45		550	641,625
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (a)		939	969,517
Fresh Market, Inc., 9.75%, 5/01/23 (a)		500	426,250
Ingles Markets, Inc., 5.75%, 6/15/23		500	517,500
Rite Aid Corp.:
9.25%, 3/15/20		600	631,500
6.75%, 6/15/21		550	577,500
6.13%, 4/01/23 (a)		7,860	8,292,300
7.70%, 2/15/27		201	249,240
Sysco Corp.:
1.90%, 4/01/19		400	402,372
2.60%, 10/01/20		835	855,031
2.50%, 7/15/21		125	126,911
3.75%, 10/01/25		600	630,401
3.30%, 7/15/26		1,905	1,942,247
4.85%, 10/01/45		400	440,603
4.50%, 4/01/46		460	483,267
Tesco PLC:
5.50%, 11/15/17 (a)	USD	1,000	1,033,356
5.00%, 3/24/23	GBP	560	733,870
6.00%, 12/14/29		380	509,826
6.15%, 11/15/37 (a)	USD	700	698,182
U.S. Foods, Inc., 5.88%, 6/15/24 (a)		400	416,000

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18	USD	575	$577,755
2.70%, 11/18/19		3,980	4,083,763
3.30%, 11/18/21		750	785,316
4.50%, 11/18/34		400	415,797
4.80%, 11/18/44		400	428,287
Wal-Mart Stores, Inc.:
7.55%, 2/15/30		445	664,521
6.50%, 8/15/37		805	1,149,370
6.20%, 4/15/38		365	505,822

			43,912,697
Food Products — 0.5%
Aramark Services, Inc.:
5.75%, 3/15/20		326	335,373
5.13%, 1/15/24 (a)		828	867,330
4.75%, 6/01/26 (a)		350	350,000
Arcor SAIC, 6.00%, 7/06/23 (a)		3,867	4,099,020
B&G Foods, Inc., 4.63%, 6/01/21		475	488,063
Bestfoods, 6.63%, 4/15/28		125	172,979
Biostime International Holdings Ltd., 7.25%, 6/21/21		600	633,805
Comfeed Finance BV, 6.00%, 5/02/18		970	981,737
ConAgra Foods, Inc., 3.20%, 1/25/23		1,728	1,769,631
Darling Global Finance BV, 4.75%, 5/30/22	EUR	416	478,358
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	500	532,500
Hershey Co., 2.30%, 8/15/26		2,700	2,625,107
Ingredion, Inc., 3.20%, 10/01/26		955	972,462
JBS USA LUX SA/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	102,750
7.25%, 6/01/21 (a)		1,100	1,127,500
7.25%, 6/01/21 (a)		825	845,625
5.88%, 7/15/24 (a)		1,345	1,351,725
5.75%, 6/15/25 (a)		2,018	1,977,640
JM Smucker Co.:
1.75%, 3/15/18		1,000	1,003,916
3.00%, 3/15/22		1,000	1,040,076
Kellogg Co.:
3.25%, 4/01/26		2,575	2,633,839
4.50%, 4/01/46		270	280,418
Kraft Heinz Foods Co.:
2.00%, 7/02/18		1,000	1,007,203
2.80%, 7/02/20		1,000	1,028,841
3.50%, 7/15/22		1,250	1,317,076
3.95%, 7/15/25		750	801,837
3.00%, 6/01/26		1,200	1,186,507
5.00%, 7/15/35		400	449,389
5.20%, 7/15/45		1,000	1,121,131
4.38%, 6/01/46		845	856,985
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)		6,415	6,623,487
Mead Johnson Nutrition Co., 3.00%, 11/15/20		815	842,509
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		6,577	6,441,514
Mondelez International, Inc., 4.00%, 2/01/24		700	776,448
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		335	342,537
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		269	288,503
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	535,000
6.00%, 12/15/22 (a)		400	422,000
7.75%, 3/15/24 (a)		4,523	4,998,820
8.00%, 7/15/25 (a)		467	532,380
5.00%, 8/15/26 (a)		2,940	2,851,800

BLACKROCK FUNDS II	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Food Products (continued)
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,771	$1,866,191
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	600	675,550
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)	USD	1,117	1,199,658
Tyson Foods, Inc.:
4.50%, 6/15/22		1,117	1,224,884
5.15%, 8/15/44		700	790,677
WhiteWave Foods Co., 5.38%, 10/01/22		725	815,625

			63,666,406
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	416,221
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (a)		59	59,148
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,415,000

			2,890,369
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.55%, 3/15/22		500	509,229
6.00%, 4/01/39		435	541,945
5.30%, 5/27/40		450	526,646
Alere, Inc., 6.38%, 7/01/23 (a)		1,346	1,386,380
Baxter International, Inc., 3.50%, 8/15/46		1,275	1,151,052
Becton Dickinson and Co.:
3.25%, 11/12/20		1,000	1,046,227
3.88%, 5/15/24		1,000	1,071,746
Boston Scientific Corp.:
2.85%, 5/15/20		2,000	2,054,046
3.85%, 5/15/25		2,100	2,201,384
Covidien International Finance SA, 3.20%, 6/15/22		445	468,377
CR Bard, Inc., 3.00%, 5/15/26		1,620	1,622,022
Hologic, Inc., 5.25%, 7/15/22 (a)		3,764	3,980,806
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)		450	484,875
Medtronic, Inc.:
2.50%, 3/15/20		1,250	1,283,099
4.38%, 3/15/35		997	1,093,703
4.63%, 3/15/45		795	899,434
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,440	1,452,953
3.25%, 4/15/23		345	353,944
4.75%, 4/15/43		450	472,179
Stryker Corp.:
2.00%, 3/08/19		965	973,878
3.38%, 5/15/24		435	452,611
4.38%, 5/15/44		600	623,511
4.63%, 3/15/46		505	539,007
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	192,000
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18		405	406,991
3.55%, 4/01/25		1,300	1,322,634
4.45%, 8/15/45		300	295,744

			27,406,423
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		2,324	2,326,905
6.50%, 3/01/24		260	265,200
Aetna, Inc.:
2.20%, 3/15/19		760	769,375
1.90%, 6/07/19		5,215	5,256,798
2.75%, 11/15/22		1,450	1,475,369
2.80%, 6/15/23		220	222,934
4.25%, 6/15/36		500	507,344

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
4.13%, 11/15/42	USD	1,080	$1,070,440
4.38%, 6/15/46		600	608,442
Amsurg Corp., 5.63%, 7/15/22		5,001	5,101,020
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,039,310
2.30%, 7/15/18		1,000	1,008,123
3.30%, 1/15/23		1,250	1,290,446
4.63%, 5/15/42		750	783,097
5.10%, 1/15/44		300	339,733
4.65%, 8/15/44		350	373,142
Cardinal Health, Inc., 4.63%, 12/15/20		1,000	1,100,061
Centene Corp.:
5.63%, 2/15/21		2,594	2,721,132
4.75%, 5/15/22		2,823	2,865,345
6.13%, 2/15/24		1,415	1,506,975
4.75%, 1/15/25		770	766,631
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		482	477,783
5.13%, 8/01/21		675	629,437
6.88%, 2/01/22		1,856	1,415,200
Cigna Corp.:
4.38%, 12/15/20		1,100	1,188,909
4.00%, 2/15/22		600	642,992
5.38%, 2/15/42		325	379,160
DaVita, Inc.:
5.75%, 8/15/22		1,000	1,025,020
5.13%, 7/15/24		3,290	3,218,031
5.00%, 5/01/25		1,061	1,023,865
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,303,767
Express Scripts Holding Co., 3.30%, 2/25/21		385	403,071
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	757,750
4.13%, 10/15/20 (a)		400	416,000
5.88%, 1/31/22 (a)		500	566,350
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		500	558,750
HCA Holdings, Inc., 6.25%, 2/15/21		1,515	1,634,306
HCA, Inc.:
8.00%, 10/01/18		100	110,875
3.75%, 3/15/19		1,500	1,533,750
6.50%, 2/15/20		4,229	4,683,617
7.50%, 2/15/22		4,453	5,067,514
4.00%, 12/01/22		500	526,877
4.75%, 5/01/23		900	937,125
5.88%, 5/01/23		3,064	3,250,720
5.00%, 3/15/24		6,095	6,347,943
5.38%, 2/01/25		6,056	6,181,359
5.25%, 4/15/25		450	471,375
5.88%, 2/15/26		1,985	2,084,250
5.25%, 6/15/26		700	731,500
4.50%, 2/15/27		4,292	4,238,350
HealthSouth Corp., 5.75%, 11/01/24		4,208	4,339,500
HomeVi SAS, 6.88%, 8/15/21	EUR	211	246,548
Humana, Inc.:
3.15%, 12/01/22	USD	500	515,255
4.95%, 10/01/44		500	539,933
IDH Finance PLC, 6.25%, 8/15/22	GBP	550	659,402
Kindred Healthcare, Inc.:
8.00%, 1/15/20	USD	500	495,000
6.38%, 4/15/22		600	555,378
8.75%, 1/15/23		200	194,000
Laboratory Corp. of America Holdings:
2.63%, 2/01/20		1,000	1,016,570
3.60%, 2/01/25		350	361,994
4.70%, 2/01/45		100	105,798

26	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.:
5.50%, 12/01/21	USD	800	$829,000
5.88%, 12/01/23		330	334,950
5.38%, 5/01/24 (a)		300	298,140
Mallinckrodt International Finance SA, 4.75%, 4/15/23		200	174,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		859	862,221
5.75%, 8/01/22 (a)		575	544,813
5.63%, 10/15/23 (a)		839	788,660
5.50%, 4/15/25 (a)		719	665,075
Medco Health Solutions, Inc., 4.13%, 9/15/20		1,000	1,071,270
MEDNAX, Inc., 5.25%, 12/01/23 (a)		985	1,029,325
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	212,703
Molina Healthcare, Inc., 5.38%, 11/15/22		430	447,467
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		1,138	1,217,546
Quest Diagnostics, Inc.:
2.50%, 3/30/20		1,000	1,017,377
3.45%, 6/01/26		1,200	1,233,536
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,800	1,824,750
Select Medical Corp., 6.38%, 6/01/21		500	493,750
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		310	330,150
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,339	1,587,633
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		582	688,472
Team Health, Inc., 7.25%, 12/15/23 (a)	USD	390	441,187
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	898,875
5.00%, 3/01/19		1,881	1,823,987
4.75%, 6/01/20		150	153,375
4.35%, 6/15/20 (b)		914	920,855
6.00%, 10/01/20		2,225	2,343,771
4.50%, 4/01/21		300	300,000
4.38%, 10/01/21		700	696,500
8.13%, 4/01/22		2,882	2,817,155
6.75%, 6/15/23		250	229,687
UnitedHealth Group, Inc.:
1.70%, 2/15/19		580	582,070
2.30%, 12/15/19		435	444,540
2.13%, 3/15/21		1,095	1,105,140
3.35%, 7/15/22		1,200	1,276,644
3.10%, 3/15/26		175	179,929
4.63%, 7/15/35		400	456,251
5.95%, 2/15/41		765	991,074
4.25%, 3/15/43		410	436,618
4.75%, 7/15/45		1,100	1,273,515
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,000	1,205,767
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	623,150

			128,084,024
Health Care Technology — 0.0%
Quintiles IMS, Inc.:
6.00%, 11/01/20 (a)		2,016	2,046,240
4.88%, 5/15/23 (a)		550	567,187
5.00%, 10/15/26 (a)		700	723,625

			3,337,052
Hotels, Restaurants & Leisure — 0.6%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	464,625

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
6.00%, 4/01/22 (a)	USD	4,500	$4,702,500
Boyd Gaming Corp.:
6.88%, 5/15/23		989	1,058,230
6.38%, 4/01/26 (a)		480	513,600
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.00%, 10/01/20		10,126	10,505,725
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	398,437
Carnival Corp., 3.95%, 10/15/20		1,585	1,702,667
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	103,707
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	425	492,313
5.88%, 5/15/23		303	346,756
Codere Finance 2 Luxembourg SA:
9.00% (5.50% Cash or 3.50% PIK), 6/30/21 (h)	USD	172	176,278
9.00% (5.50% Cash or 3.50% PIK), 6/30/21 (a)(h)		318	325,456
Diamond Resorts International, Inc., 7.75%, 9/01/23 (a)		300	294,000
Enterprise Funding Ltd., 3.50%, 9/10/20 (k)	GBP	200	189,941
Gala Electric Casinos PLC, 11.50%, 6/01/19		1,146	1,454,726
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (a)	USD	1,599	1,602,997
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		1,000	1,030,000
Hyatt Hotels Corp., 4.85%, 3/15/26		665	728,338
International Game Technology PLC:
7.50%, 6/15/19		400	444,000
5.63%, 2/15/20 (a)		200	211,750
6.25%, 2/15/22 (a)		763	808,780
4.75%, 2/15/23	EUR	991	1,178,985
6.50%, 2/15/25 (a)	USD	1,150	1,244,645
Isle of Capri Casinos, Inc., 5.88%, 3/15/21		300	312,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)		1,145	1,190,800
5.25%, 6/01/26 (a)		964	1,004,970
McDonald’s Corp.:
5.35%, 3/01/18		1,415	1,490,209
2.10%, 12/07/18		120	121,481
2.20%, 5/26/20		1,850	1,877,991
2.75%, 12/09/20		3,975	4,091,682
3.25%, 6/10/24		735	774,519
6.30%, 10/15/37		665	854,148
4.60%, 5/26/45		200	216,897
4.88%, 12/09/45		1,215	1,360,224
MGM Resorts International:
8.63%, 2/01/19		4,516	5,066,387
5.25%, 3/31/20		325	345,313
6.75%, 10/01/20		2,027	2,249,970
6.63%, 12/15/21		2,470	2,758,694
7.75%, 3/15/22		1,125	1,302,187
6.00%, 3/15/23		650	703,625
4.63%, 9/01/26		1,376	1,324,400
NCL Corp. Ltd.:
5.25%, 11/15/19 (a)		500	507,500
4.63%, 11/15/20 (a)		350	354,375
NH Hotel Group SA, 3.75%, 10/01/23	EUR	425	477,043

BLACKROCK FUNDS II	OCTOBER 31, 2016	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (a)	USD	550	$554,125
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	161	193,686
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	2,008	2,290,264
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	915	1,070,386
Series A7, 5.27%, 3/30/24		1,203	1,330,562
Punch Taverns Finance PLC, 5.90%, 10/15/27 (a)(b)		480	502,329
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	450	492,187
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		430	441,287
5.25%, 11/15/23 (a)		1,210	1,241,763
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)		827	879,597
10.00%, 12/01/22		2,344	2,168,200
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,493,500
Snai SpA:
7.63%, 6/15/18	EUR	296	332,247
6.38%, 11/07/21		400	444,591
Starbucks Corp.:
3.85%, 10/01/23	USD	465	512,014
2.45%, 6/15/26		810	810,857
Station Casinos LLC, 7.50%, 3/01/21		5,230	5,502,054
Vue International Bidco PLC, 7.88%, 7/15/20	GBP	800	1,017,393
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22	USD	650	667,063
4.25%, 5/30/23 (a)		300	289,500
5.50%, 3/01/25 (a)		1,200	1,203,000

			81,799,476
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	453,985
APX Group, Inc.:
6.38%, 12/01/19		935	964,219
7.88%, 12/01/22		325	342,066
Beazer Homes USA, Inc., 8.75%, 3/15/22 (a)		305	324,063
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	721,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	152,250
CalAtlantic Group, Inc.:
8.38%, 5/15/18		2,070	2,256,300
6.63%, 5/01/20		1,035	1,156,613
8.38%, 1/15/21		1,941	2,304,937
5.38%, 10/01/22		84	88,305
5.88%, 11/15/24		665	709,887
5.25%, 6/01/26		535	529,650
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		300	270,000
Lennar Corp.:
4.75%, 12/15/17		640	652,800
4.50%, 6/15/19		450	471,375
4.50%, 11/15/19		105	110,644
4.75%, 4/01/21		680	720,378
4.75%, 11/15/22		450	468,000
4.88%, 12/15/23		310	316,200
4.75%, 5/30/25		175	177,537
Meritage Homes Corp., 6.00%, 6/01/25		1,000	1,055,000
Newell Brands, Inc.:
2.15%, 10/15/18		735	743,561

Corporate Bonds		Par (000)	Value
Household Durables (continued)
2.60%, 3/29/19	USD	495	$504,975
3.15%, 4/01/21		125	130,160
5.38%, 4/01/36		640	741,121
PulteGroup, Inc.:
4.25%, 3/01/21		450	472,500
5.50%, 3/01/26		1,520	1,580,800
5.00%, 1/15/27		400	397,000
6.38%, 5/15/33		395	407,837
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	102,500
Tempur Sealy International, Inc., 5.50%, 6/15/26		400	412,000
TRI Pointe Group, Inc., 4.88%, 7/01/21		1,095	1,127,850

			20,865,513
Household Products — 0.2%
Avon International Operations, Inc., 7.88%, 8/15/22 (a)		345	370,875
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	486,000
Gardner Denver, Inc., 6.88%, 8/15/21 (a)		790	774,200
HRG Group, Inc., 7.88%, 7/15/19		325	340,437
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	218,032
2.75%, 2/15/26		455	464,317
Procter & Gamble Co.:
2.45%, 11/03/26		2,700	2,696,193
5.50%, 2/01/34		300	400,941
5.55%, 3/05/37		465	632,569
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75%, 10/15/20		5,351	5,491,624
6.88%, 2/15/21		855	884,925
8.25%, 2/15/21		3,184	3,326,487
4.38%, 7/15/21 (a)(b)		2,187	2,230,740
5.13%, 7/15/23 (a)		1,192	1,223,660
7.00%, 7/15/24 (a)		2,162	2,310,637
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	530,000
Spectrum Brands, Inc.:
6.63%, 11/15/22		2,290	2,454,605
6.13%, 12/15/24		2,178	2,384,910
5.75%, 7/15/25		3,021	3,270,233
Stena AB, 7.00%, 2/01/24 (a)		500	406,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,163,430

			32,061,065
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
7.38%, 7/01/21		900	1,014,750
4.88%, 5/15/23		1,520	1,508,129
5.50%, 3/15/24		500	507,500
5.50%, 4/15/25		700	707,000
6.00%, 5/15/26		709	730,270
AES Gener SA, 5.00%, 7/14/25 (a)		7,970	8,169,322
AES Panama SRL, 6.00%, 6/25/22 (a)		3,125	3,254,272
Calpine Corp.:
6.00%, 1/15/22 (a)		1,418	1,482,250
5.38%, 1/15/23		750	742,500
7.88%, 1/15/23 (a)		590	618,763
5.88%, 1/15/24 (a)		545	574,975
5.75%, 1/15/25		1,450	1,410,125
5.25%, 6/01/26 (a)		450	456,750
DPL, Inc., 7.25%, 10/15/21		150	156,563
Dynegy, Inc.:
6.75%, 11/01/19		2,950	2,985,665

28	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
7.38%, 11/01/22	USD	2,124	$2,048,333
5.88%, 6/01/23		100	89,541
7.63%, 11/01/24		1,000	957,500
8.00%, 1/15/25 (a)		500	482,500
InterGen NV, 7.00%, 6/30/23 (a)		200	169,500
NRG Energy, Inc.:
7.88%, 5/15/21		704	735,680
6.25%, 7/15/22		675	676,687
6.63%, 3/15/23		300	299,250
6.25%, 5/01/24		1,180	1,144,600
7.25%, 5/15/26 (a)		1,287	1,266,292
6.63%, 1/15/27 (a)		3,721	3,484,940
NRG Yield Operating LLC, 5.38%, 8/15/24		505	515,100
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		612	634,950

			36,823,707
Industrial Conglomerates — 0.1%
Fortive Corp.:
1.80%, 6/15/19 (a)		520	521,345
2.35%, 6/15/21 (a)		1,005	1,007,574
General Electric Co.:
4.63%, 1/07/21		622	693,275
6.75%, 3/15/32		187	257,193
6.15%, 8/07/37		215	287,277
5.88%, 1/14/38		1,001	1,307,400
6.88%, 1/10/39		152	222,611
4.50%, 3/11/44		665	747,908
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,845,409
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,360,430
Roper Technologies, Inc.:
3.00%, 12/15/20		900	931,892
3.85%, 12/15/25		905	940,566
Tyco Electronics Group SA:
6.55%, 10/01/17		1,000	1,047,710
2.35%, 8/01/19		500	505,567
3.70%, 2/15/26		1,110	1,176,923

			18,853,080
Insurance — 0.6%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	959,729
3.35%, 5/15/24		590	623,158
Aflac, Inc.:
3.63%, 6/15/23		900	960,282
3.25%, 3/17/25		250	258,436
6.90%, 12/17/39		800	1,094,598
6.45%, 8/15/40		500	661,138
4.00%, 10/15/46		990	976,463
AIA Group Ltd., 2.25%, 3/11/19 (a)		780	788,362
Alleghany Corp., 4.90%, 9/15/44		500	503,189
Allstate Corp., 4.50%, 6/15/43		960	1,090,908
American Financial Group, Inc., 3.50%, 8/15/26		1,400	1,389,608
American International Group, Inc.:
2.30%, 7/16/19		2,550	2,587,439
3.30%, 3/01/21		2,018	2,109,633
3.75%, 7/10/25		600	626,363
3.88%, 1/15/35		500	485,718
4.50%, 7/16/44		1,500	1,525,631
Aon PLC:
2.80%, 3/15/21		1,445	1,475,686
3.50%, 6/14/24		750	779,079
4.75%, 5/15/45		1,000	1,053,244

Corporate Bonds		Par (000)	Value
Insurance (continued)
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	USD	250	$267,223
Assicurazioni Generali SpA:
7.75%, 12/12/42 (b)	EUR	600	777,211
5.50%, 10/27/47 (b)		1,520	1,729,955
5.00%, 6/08/48 (b)		1,470	1,625,803
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,375,176
Berkshire Hathaway Finance Corp.:
1.70%, 3/15/19		290	292,304
5.75%, 1/15/40		250	326,221
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		355	362,760
2.75%, 3/15/23		1,010	1,039,990
3.13%, 3/15/26		1,180	1,224,615
4.50%, 2/11/43		980	1,105,818
BNP Paribas Cardif SA, 4.03% (b)(l)	EUR	4,400	4,830,195
Chubb Corp., 6.50%, 5/15/38	USD	505	707,689
Credit Agricole Assurances SA, 4.50% (b)(l)	EUR	1,300	1,419,946
Everest Reinsurance Holdings, Inc., 4.87%, 6/01/44	USD	800	803,470
First American Financial Corp., 4.30%, 2/01/23		1,350	1,362,120
Genworth Holdings, Inc.:
6.52%, 5/22/18		500	504,375
7.63%, 9/24/21		450	421,875
4.80%, 2/15/24		5,000	4,075,000
6.50%, 6/15/34		5,000	4,037,500
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,625,400
Hartford Financial Services Group, Inc., 5.50%, 3/30/20		1,150	1,277,931
Loews Corp., 3.75%, 4/01/26		800	840,413
Markel Corp., 5.00%, 4/05/46		720	762,540
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		500	505,835
3.30%, 3/14/23		1,880	1,963,718
3.50%, 3/10/25		500	522,860
3.75%, 3/14/26		615	656,167
MetLife, Inc.:
6.38%, 6/15/34		720	918,615
4.88%, 11/13/43		220	241,966
4.05%, 3/01/45		500	496,479
4.60%, 5/13/46		700	759,424
New York Life Global Funding, 2.00%, 4/13/21 (a)		555	556,479
Old Mutual PLC, 8.00%, 6/03/21	GBP	200	275,644
Old Republic International Corp., 3.88%, 8/26/26	USD	1,665	1,632,140
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	264,615
Principal Financial Group, Inc., 3.30%, 9/15/22	USD	1,000	1,029,766
Principal Life Global Funding II, 2.20%, 4/08/20 (a)		1,500	1,509,923
Progressive Corp., 6.25%, 12/01/32		520	684,020
Prudential Financial, Inc.:
2.35%, 8/15/19		750	763,657
5.38%, 6/21/20		750	835,251
3.50%, 5/15/24		1,000	1,048,185
4.60%, 5/15/44		500	531,657
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		677	700,786
Radian Group, Inc., 5.25%, 6/15/20		1,855	1,950,069
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		3,266	3,650,800
Sunshine Life Insurance Co. Ltd., 4.50%, 4/20/26		1,408	1,465,507

BLACKROCK FUNDS II	OCTOBER 31, 2016	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Travelers Cos., Inc.:
4.60%, 8/01/43	USD	180	$207,447
4.30%, 8/25/45		500	555,053
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	457,937
Trinity Acquisition PLC, 4.40%, 3/15/26		1,500	1,565,187
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		3,350	3,272,364
Unum Group:
3.00%, 5/15/21		620	629,309
5.75%, 8/15/42		1,100	1,223,408
WR Berkley Corp., 4.63%, 3/15/22		500	543,796
XLIT Ltd., 2.30%, 12/15/18		250	252,375

			84,414,633
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
3.30%, 12/05/21		750	794,873
4.80%, 12/05/34		1,500	1,712,129
Expedia, Inc.:
7.46%, 8/15/18		800	876,362
5.00%, 2/15/26 (a)		1,100	1,154,311
Liberty Interactive LLC, 8.25%, 2/01/30		350	374,500
Netflix, Inc.:
5.38%, 2/01/21		100	108,375
5.50%, 2/15/22		3,637	3,937,053
5.75%, 3/01/24		25	27,188
5.88%, 2/15/25		622	689,643
4.38%, 11/15/26 (a)		1,373	1,350,689
Priceline Group, Inc., 3.60%, 6/01/26		1,555	1,612,244

			12,637,367
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19		1,185	1,202,550
3.13%, 11/28/21		500	516,624
3.60%, 11/28/24		500	515,993
4.50%, 11/28/34		600	632,190
Alphabet, Inc., 2.00%, 8/15/26		1,800	1,736,906
Baidu, Inc.:
2.75%, 6/09/19		550	560,433
3.00%, 6/30/20		1,000	1,023,037
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		1,750	1,837,439
IAC/InterActiveCorp., 4.88%, 11/30/18		1,440	1,454,400
Open Text Corp.:
5.63%, 1/15/23 (a)		565	585,125
5.88%, 6/01/26 (a)		320	340,800
VeriSign, Inc., 4.63%, 5/01/23		500	515,000

			10,920,497
IT Services — 0.4%
Automatic Data Processing, Inc., 3.38%, 9/15/25		2,080	2,234,355
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26		1,070	1,085,942
Fidelity National Information Services, Inc.:
4.50%, 10/15/22		1,400	1,536,090
4.50%, 8/15/46		400	390,795
First Data Corp.:
6.75%, 11/01/20 (a)		954	987,390
5.38%, 8/15/23 (a)		945	978,075
7.00%, 12/01/23 (a)		7,348	7,697,030
5.00%, 1/15/24 (a)		1,245	1,263,675
5.75%, 1/15/24 (a)		6,640	6,739,600
Fiserv, Inc., 3.85%, 6/01/25		1,800	1,910,407

Corporate Bonds		Par (000)	Value
IT Services (continued)
Hewlett Packard Enterprise Co.:
3.10%, 10/05/18 (a)	USD	5,403	$5,524,162
3.85%, 10/15/20 (a)		3,295	3,490,950
4.65%, 10/15/22 (a)		1,000	1,077,158
5.15%, 10/15/25 (a)		1,250	1,334,817
6.60%, 10/15/45 (a)		800	827,418
International Business Machines Corp.:
2.90%, 11/01/21		500	523,826
3.63%, 2/12/24		560	603,139
3.45%, 2/19/26		1,000	1,061,848
5.88%, 11/29/32		435	561,668
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	140	177,787
Mastercard, Inc., 3.38%, 4/01/24	USD	2,250	2,395,505
Total System Services, Inc., 3.80%, 4/01/21		420	443,048
Visa, Inc.:
2.20%, 12/14/20		2,020	2,059,592
2.80%, 12/14/22		670	696,750
3.15%, 12/14/25		695	724,998
4.15%, 12/14/35		1,275	1,409,877
4.30%, 12/14/45		1,790	1,996,568
WEX, Inc., 4.75%, 2/01/23 (a)		3,000	2,985,000

			52,717,470
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44		300	314,984
Mattel, Inc., 2.35%, 8/15/21		460	460,044

			775,028
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.05%, 9/22/26		960	958,140
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		1,730	1,739,515
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	116,107
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	192,475
2.40%, 2/01/19		3,000	3,050,106
3.00%, 4/15/23		490	497,363
4.15%, 2/01/24		1,600	1,723,208

			8,276,914
Machinery — 0.2%
Allison Transmission, Inc., 5.00%, 10/01/24 (a)		1,758	1,793,160
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		500	501,250
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,367	2,937,707
Bombardier, Inc.:
7.50%, 3/15/18 (a)		307	325,230
5.50%, 9/15/18 (a)		2,708	2,791,325
4.75%, 4/15/19 (a)		830	825,850
7.75%, 3/15/20 (a)		750	761,250
5.75%, 3/15/22 (a)		150	133,125
6.00%, 10/15/22 (a)		1,483	1,316,163
6.13%, 1/15/23 (a)		1,970	1,709,999
7.50%, 3/15/25 (a)		2,849	2,549,855
Case New Holland Industrial, Inc., 7.88%, 12/01/17		838	887,233
Caterpillar, Inc., 3.80%, 8/15/42		715	723,149
Deere & Co., 5.38%, 10/16/29		695	873,110
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	959,344
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	284	297,110
6.00%, 7/15/22 (a)	USD	1,189	1,123,605
Illinois Tool Works, Inc.:
1.95%, 3/01/19		775	785,042

30	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Machinery (continued)
3.90%, 9/01/42	USD	250	$265,109
Joy Global, Inc., 5.13%, 10/15/21		300	327,750
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,242,448
SPX FLOW, Inc.:
5.63%, 8/15/24 (a)		858	869,797
5.88%, 8/15/26 (a)		738	749,070
Terex Corp., 6.00%, 5/15/21		566	575,905
WESCO Distribution, Inc., 5.38%, 12/15/21		200	204,250
Xylem, Inc.:
3.25%, 11/01/26		1,800	1,801,008
4.38%, 11/01/46		35	34,845

			27,363,689
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	913	949,632
Media — 1.7%
21st Century Fox America, Inc.:
5.65%, 8/15/20	USD	750	848,045
6.20%, 12/15/34		500	616,289
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	1,176	1,368,418
7.75%, 5/15/22 (a)	USD	5,195	5,425,528
7.63%, 2/15/25 (a)		1,231	1,280,240
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		7,696	7,873,393
5.50%, 5/15/26 (a)		2,357	2,404,140
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	175	215,724
AMC Networks, Inc.:
4.75%, 12/15/22	USD	484	493,680
5.00%, 4/01/24		1,268	1,283,850
Cablevision SA, 6.50%, 6/15/21 (a)		3,755	3,905,200
Cablevision Systems Corp.:
8.63%, 9/15/17		2,810	2,936,450
7.75%, 4/15/18		1,753	1,847,224
8.00%, 4/15/20		100	106,000
5.88%, 9/15/22		450	415,125
CBS Corp.:
2.90%, 1/15/27		1,100	1,071,761
4.60%, 1/15/45		475	481,874
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 3/15/21		450	468,000
5.25%, 9/30/22		800	833,000
5.13%, 2/15/23		1,000	1,035,000
5.13%, 5/01/23 (a)		800	826,000
5.75%, 1/15/24		125	132,187
5.88%, 4/01/24 (a)		2,318	2,451,285
5.38%, 5/01/25 (a)		1,200	1,233,000
5.75%, 2/15/26 (a)		2,483	2,586,976
5.50%, 5/01/26 (a)		2,408	2,466,707
5.88%, 5/01/27 (a)		4,454	4,665,565
Cenveo Corp., 6.00%, 8/01/19 (a)		350	308,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (a)		2,130	2,071,425
5.13%, 12/15/21 (a)		1,147	1,129,795
7.75%, 7/15/25 (a)		1,450	1,551,500
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		3,645	3,779,351
4.46%, 7/23/22 (a)		2,800	2,982,498
4.91%, 7/23/25 (a)		1,215	1,310,439
6.38%, 10/23/35 (a)		1,100	1,268,005
6.48%, 10/23/45 (a)		1,350	1,581,997

Corporate Bonds		Par (000)	Value
Media (continued)
Cinemark USA, Inc., 4.88%, 6/01/23	USD	500	$500,625
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,250	1,209,375
6.50%, 11/15/22		15,417	15,702,215
6.50%, 11/15/22		3,452	3,469,260
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (a)		755	807,850
Comcast Corp.:
5.15%, 3/01/20		895	995,584
4.20%, 8/15/34		1,050	1,125,272
4.40%, 8/15/35		250	275,592
6.95%, 8/15/37		965	1,371,023
4.60%, 8/15/45		850	943,701
3.40%, 7/15/46		315	290,663
Cox Communications, Inc., 5.88%, 12/01/16 (a)		930	933,430
CSC Holdings LLC:
8.63%, 2/15/19		100	111,000
6.75%, 11/15/21		1,000	1,052,500
10.13%, 1/15/23 (a)		1,769	1,994,547
5.25%, 6/01/24		3,749	3,505,315
6.63%, 10/15/25 (a)		2,181	2,363,659
10.88%, 10/15/25 (a)		1,300	1,495,000
5.50%, 4/15/27 (a)		570	578,194
Discovery Communications LLC:
3.30%, 5/15/22		500	512,405
4.88%, 4/01/43		325	309,250
DISH DBS Corp.:
4.25%, 4/01/18		1,000	1,023,750
7.88%, 9/01/19		1,350	1,505,250
5.13%, 5/01/20		225	232,875
6.75%, 6/01/21		3,285	3,529,338
5.88%, 7/15/22		2,881	2,974,633
5.00%, 3/15/23		450	443,250
5.88%, 11/15/24		2,912	2,932,020
7.75%, 7/01/26		5,855	6,429,551
Gray Television, Inc.:
5.13%, 10/15/24 (a)		325	315,250
5.88%, 7/15/26 (a)		421	418,895
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,322,157
Lamar Media Corp.:
5.88%, 2/01/22		100	103,500
5.00%, 5/01/23		1,165	1,220,337
5.38%, 1/15/24		400	421,000
LG FinanceCo Corp., 5.88%, 11/01/24 (a)		721	727,759
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,249	1,549,339
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (a)	USD	340	339,150
McClatchy Co., 9.00%, 12/15/22		350	364,917
MDC Partners, Inc., 6.50%, 5/01/24 (a)		2,088	1,780,020
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		830	854,900
Midcontinent Communications/Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		4,070	4,263,325
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,008,990
NBCUniversal Enterprise, Inc., 1.97%, 4/15/19 (a)		3,540	3,580,862
NBCUniversal Media LLC:
4.38%, 4/01/21		890	979,233
2.88%, 1/15/23		805	832,318
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,600	1,632,176

BLACKROCK FUNDS II	OCTOBER 31, 2016	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.00%, 4/15/22 (a)	USD	4,480	$4,569,600
Omnicom Group, Inc., 3.63%, 5/01/22		1,500	1,598,025
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		1,500	1,552,500
5.63%, 2/15/24		1,930	2,007,200
Quebecor Media, Inc., 5.75%, 1/15/23		650	679,250
Regal Entertainment Group, 5.75%, 3/15/22		525	543,375
SFR Group SA:
5.38%, 5/15/22	EUR	1,448	1,657,566
6.00%, 5/15/22 (a)	USD	4,626	4,743,130
6.25%, 5/15/24 (a)		1,250	1,249,213
7.38%, 5/01/26 (a)		11,816	11,934,160
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	620,250
6.13%, 10/01/22		100	105,629
5.63%, 8/01/24 (a)		325	329,063
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	76,650
5.75%, 8/01/21 (a)		2,110	2,199,675
4.63%, 5/15/23 (a)		240	241,500
6.00%, 7/15/24 (a)		1,200	1,273,500
5.38%, 4/15/25 (a)		795	810,821
5.38%, 7/15/26 (a)		580	589,065
Sky PLC:
6.10%, 2/15/18 (a)		346	363,724
2.63%, 9/16/19 (a)		3,000	3,040,935
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		475	480,937
TEGNA, Inc.:
5.13%, 10/15/19		590	606,963
5.13%, 7/15/20		150	156,000
4.88%, 9/15/21 (a)		404	421,170
6.38%, 10/15/23		700	740,250
5.50%, 9/15/24 (a)		575	589,375
Thomson Reuters Corp., 3.35%, 5/15/26		620	628,206
Time Warner Cable LLC:
4.00%, 9/01/21		1,500	1,571,070
6.55%, 5/01/37		500	586,749
4.50%, 9/15/42		500	470,191
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		1,550	2,002,881
Time Warner, Inc.:
4.88%, 3/15/20		750	818,629
3.40%, 6/15/22		800	834,411
7.70%, 5/01/32		500	690,737
4.65%, 6/01/44		750	776,371
4.85%, 7/15/45		800	849,617
Time, Inc., 5.75%, 4/15/22 (a)		475	457,187
Tribune Media Co., 5.88%, 7/15/22		3,990	3,990,000
Unitymedia GmbH, 6.13%, 1/15/25 (a)		600	625,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,000	1,036,250
5.75%, 1/15/23	EUR	998	1,163,939
4.00%, 1/15/25		356	403,502
5.00%, 1/15/25 (a)	USD	250	253,437
4.63%, 2/15/26	EUR	158	184,306
3.50%, 1/15/27		444	478,264
6.25%, 1/15/29		1,727	2,104,401
Universal Entertainment Corp., 6.00% (6.00% Cash or 8.50% PIK), 8/24/20 (h)	USD	3,000	3,007,500
Univision Communications, Inc.:
6.75%, 9/15/22 (a)		950	1,001,110
5.13%, 5/15/23 (a)		2,917	2,960,755
5.13%, 2/15/25 (a)		5,605	5,619,013

Corporate Bonds		Par (000)	Value
Media (continued)
Videotron Ltd.:
5.00%, 7/15/22	USD	450	$469,687
5.38%, 6/15/24 (a)		400	418,500
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	525	630,370
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)	USD	990	1,022,175
6.00%, 4/15/21	GBP	1,035	1,323,853
5.25%, 1/15/26 (a)	USD	2,465	2,439,611
5.50%, 8/15/26 (a)		1,163	1,173,176
4.88%, 1/15/27	GBP	1,012	1,210,822
6.25%, 3/28/29		1,043	1,336,767
Walt Disney Co.:
4.13%, 6/01/44	USD	500	544,820
3.00%, 7/30/46		675	599,019
WMG Acquisition Corp.:
6.75%, 4/15/22 (a)		400	422,500
4.13%, 11/01/24	EUR	425	480,916
WPP Finance 2010:
3.75%, 9/19/24	USD	500	526,548
5.63%, 11/15/43		300	347,915
Ziggo Bond Finance BV:
5.88%, 1/15/25 (a)		2,441	2,422,693
6.00%, 1/15/27 (a)		400	392,750
Ziggo Secured Finance BV, 5.50%, 1/15/27 (a)		1,300	1,283,750

			238,324,350
Metals & Mining — 0.9%
Alcoa Nederland Holding BV:
6.75%, 9/30/24 (a)		963	996,705
7.00%, 9/30/26 (a)		685	705,413
Aleris International, Inc., 9.50%, 4/01/21 (a)		360	387,000
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	459,725
7.88%, 8/15/23		200	191,000
Anglo American Capital PLC:
9.38%, 4/08/19 (a)		500	572,500
2.75%, 6/07/19	EUR	470	539,146
1.50%, 4/01/20		300	330,146
3.63%, 5/14/20 (a)	USD	600	603,000
4.45%, 9/27/20 (a)		425	433,500
2.88%, 11/20/20	EUR	700	801,440
2.50%, 4/29/21		300	335,934
3.50%, 3/28/22		980	1,140,315
4.13%, 9/27/22 (a)	USD	700	693,000
3.25%, 4/03/23	EUR	120	136,633
4.88%, 5/14/25 (a)	USD	400	407,000
ArcelorMittal:
10.85%, 6/01/19		700	838,250
6.25%, 8/05/20		300	326,250
6.50%, 3/01/21		900	987,750
7.25%, 2/25/22		626	710,510
6.13%, 6/01/25		500	547,500
8.00%, 10/15/39		1,768	1,900,600
7.75%, 3/01/41		1,274	1,337,700
Arconic, Inc.:
5.72%, 2/23/19		1,000	1,069,290
6.15%, 8/15/20		1,980	2,162,536
5.40%, 4/15/21		1,000	1,065,200
5.87%, 2/23/22		2,840	3,036,528
5.13%, 10/01/24		2,427	2,530,196
5.90%, 2/01/27		864	911,252
6.75%, 1/15/28		101	110,343
5.95%, 2/01/37		706	693,426
Barrick Gold Corp., 4.10%, 5/01/23		1,305	1,402,849

32	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	USD	805	$806,087
5.00%, 9/30/43		435	495,365
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (a)		325	342,907
Bohai General Capital Ltd., 6.40%, 10/16/17	CNY	11,400	1,231,764
Constellium NV:
7.88%, 4/01/21 (a)	USD	766	815,790
4.63%, 5/15/21	EUR	620	615,950
8.00%, 1/15/23 (a)	USD	1,485	1,447,875
5.75%, 5/15/24 (a)		1,300	1,150,500
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		375	378,750
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	622,375
7.00%, 2/15/21 (a)		1,890	1,794,319
7.25%, 5/15/22 (a)		705	667,106
FMG Resources August 2006 Pty. Ltd., 9.75%, 3/01/22 (a)		2,689	3,119,240
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		500	495,000
2.38%, 3/15/18		8,097	7,995,787
3.10%, 3/15/20		1,585	1,525,563
4.00%, 11/14/21		1,525	1,441,125
3.55%, 3/01/22		4,504	4,132,420
3.88%, 3/15/23		10,534	9,506,935
4.55%, 11/14/24		600	550,500
5.40%, 11/14/34		1,341	1,154,936
5.45%, 3/15/43		7,261	6,026,630
Glencore Finance Europe SA, 3.38%, 9/30/20	EUR	615	736,555
HudBay Minerals, Inc., 9.50%, 10/01/20	USD	600	615,000
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		714	780,045
JSW Steel Ltd., 4.75%, 11/12/19		680	666,726
Kinross Gold Corp., 5.13%, 9/01/21		300	312,000
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	318,750
7.88%, 11/01/22 (a)		50	54,000
New Gold, Inc., 6.25%, 11/15/22 (a)		350	353,500
Newmont Mining Corp., 4.88%, 3/15/42		350	362,090
Novelis Corp.:
6.25%, 8/15/24 (a)		3,413	3,549,520
5.88%, 9/30/26 (a)		3,950	3,999,375
Nucor Corp., 4.00%, 8/01/23		500	537,297
Nyrstar NV, 5.00%, 7/11/22 (k)	EUR	100	100,993
Southern Copper Corp.:
5.38%, 4/16/20	USD	1,150	1,260,623
5.88%, 4/23/45		1,450	1,448,628
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	3,184,837
6.38%, 8/15/22		2,340	2,439,450
5.50%, 10/01/24		275	290,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	353,237
Teck Cominco Ltd., 6.13%, 10/01/35		833	828,835
Teck Resources Ltd.:
3.00%, 3/01/19		395	389,075
4.50%, 1/15/21		550	552,750
8.00%, 6/01/21 (a)		405	442,463
4.75%, 1/15/22		450	447,471
3.75%, 2/01/23		2,583	2,442,549
8.50%, 6/01/24 (a)		1,865	2,158,737
6.00%, 8/15/40		2,691	2,596,815
6.25%, 7/15/41		1,277	1,264,230
5.20%, 3/01/42		1,937	1,748,143
5.40%, 2/01/43		2,302	2,077,555
United States Steel Corp., 8.38%, 7/01/21 (a)		1,916	2,035,750

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd., 4.38%, 1/11/22	USD	1,350	$1,353,375
Vale SA, 5.63%, 9/11/42		300	260,829
Vedanta Resources PLC:
6.00%, 1/31/19		4,150	4,129,665
8.25%, 6/07/21		2,808	2,874,830

			121,645,384
Multiline Retail — 0.1%
Dollar Tree, Inc.:
5.25%, 3/01/20		587	609,013
5.75%, 3/01/23		10,461	11,140,965
JC Penney Corp., Inc.:
5.88%, 7/01/23 (a)		315	324,513
7.40%, 4/01/37		456	417,240
Maoye International Holdings Ltd., 7.75%, 5/19/17		1,241	1,237,897

			13,729,628
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	626,990
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18		1,000	1,061,125
4.50%, 2/01/45		1,250	1,376,589
Black Hills Corp., 2.50%, 1/11/19		380	384,783
CenterPoint Energy Houston Electric LLC, 2.40%, 9/01/26		1,300	1,285,565
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	560,874
4.50%, 12/01/45		750	836,939
4.63%, 12/01/54		250	279,733
Consumers Energy Co., 2.85%, 5/15/22		500	520,898
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	1,053,009
4.60%, 12/15/44		200	209,990
Dominion Resources, Inc.:
2.75%, 9/15/22		1,000	1,020,577
4.70%, 12/01/44		750	820,734
DTE Electric Co.:
4.30%, 7/01/44		250	281,489
3.70%, 3/15/45		320	328,062
NiSource Finance Corp., 5.65%, 2/01/45		500	620,084
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	538,598
6.05%, 3/01/34		1,585	2,080,598
5.80%, 3/01/37		250	320,021
4.75%, 2/15/44		295	340,618
4.25%, 3/15/46		400	433,912
Public Service Electric & Gas Co.:
4.00%, 6/01/44		170	182,031
4.15%, 11/01/45		1,200	1,321,261
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	585,300
Sempra Energy:
2.85%, 11/15/20		1,200	1,235,075
3.75%, 11/15/25		1,000	1,058,267
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	477,824
Southern California Gas Co., 3.15%, 9/15/24		800	842,550
Tampa Electric Co., 6.15%, 5/15/37		250	319,899
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	1,010,825
4.65%, 8/15/43		450	517,744
4.20%, 5/15/45		1,000	1,074,179
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,048,748

			24,654,891

BLACKROCK FUNDS II	OCTOBER 31, 2016	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 2.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	USD	625	$657,813
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24		400	419,000
5.88%, 8/20/26		500	525,000
Anadarko Petroleum Corp., 4.85%, 3/15/21		785	852,215
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (a)		450	453,375
Antero Resources Corp.:
6.00%, 12/01/20		400	411,500
5.38%, 11/01/21		675	685,125
5.13%, 12/01/22		1,005	1,012,537
5.63%, 6/01/23		300	306,000
Apache Corp., 6.00%, 1/15/37		200	233,171
APT Pipelines Ltd.:
3.88%, 10/11/22		590	609,507
4.20%, 3/23/25		3,000	3,073,800
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (c)(i)		1,500	375,000
Berau Coal Energy TBK PT, 7.25%, 3/13/17 (c)(i)		5,000	1,250,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)		500	488,750
Boardwalk Pipelines LP, 5.95%, 6/01/26		1,555	1,724,481
Buckeye Partners LP:
4.88%, 2/01/21		1,000	1,082,995
3.95%, 12/01/26		595	594,271
5.60%, 10/15/44		500	517,179
California Resources Corp., 8.00%, 12/15/22 (a)		854	576,450
Canadian Natural Resources Ltd.:
3.45%, 11/15/21		750	772,603
3.90%, 2/01/25		1,550	1,581,017
6.25%, 3/15/38		900	1,025,342
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	750,075
Cenovus Energy, Inc.:
5.70%, 10/15/19		1,041	1,124,896
3.00%, 8/15/22		300	291,585
6.75%, 11/15/39		900	1,004,660
4.45%, 9/15/42		550	482,104
5.20%, 9/15/43		115	109,567
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		3,277	3,473,620
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)		1,600	1,628,000
Chevron Corp.:
2.43%, 6/24/20		565	579,053
2.10%, 5/16/21		1,300	1,309,230
2.41%, 3/03/22		570	577,827
3.19%, 6/24/23		435	459,822
Cimarex Energy Co., 4.38%, 6/01/24		2,300	2,424,011
Concho Resources, Inc.:
6.50%, 1/15/22		500	517,500
5.50%, 10/01/22		300	308,250
5.50%, 4/01/23		1,000	1,023,000
ConocoPhillips Co.:
1.50%, 5/15/18		600	600,464
5.75%, 2/01/19		930	1,006,566
2.20%, 5/15/20		500	503,865
2.40%, 12/15/22		505	502,868
6.50%, 2/01/39		745	951,043
CONSOL Energy, Inc.:
5.88%, 4/15/22		9,342	8,635,511
8.00%, 4/01/23		90	89,100
Continental Resources, Inc.:
5.00%, 9/15/22		1,805	1,768,900

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.50%, 4/15/23	USD	1,685	$1,604,963
3.80%, 6/01/24		3,260	2,999,200
4.90%, 6/01/44		500	425,625
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 13.25% PIK), 5/15/21 (h)	EUR	100	103,738
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.:
6.00%, 12/15/20	USD	140	142,450
6.25%, 4/01/23		690	698,625
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)		1,765	1,817,950
7.75%, 2/15/23 (a)		295	314,913
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	323,750
DCP Midstream LLC:
5.35%, 3/15/20 (a)		350	360,500
4.75%, 9/30/21 (a)		600	613,500
6.45%, 11/03/36 (a)		551	573,040
6.75%, 9/15/37 (a)		1,535	1,604,075
DCP Midstream Operating LP:
2.50%, 12/01/17		750	744,375
3.88%, 3/15/23		300	291,750
Denbury Resources, Inc., 9.00%, 5/15/21 (a)		809	833,270
Diamondback Energy, Inc., 4.75%, 11/01/24 (a)		675	675,000
Enbridge Energy Partners LP, 7.38%, 10/15/45		350	450,558
Enbridge, Inc.:
4.00%, 10/01/23		800	819,554
3.50%, 6/10/24		900	896,222
Encana Corp.:
3.90%, 11/15/21		313	316,693
5.15%, 11/15/41		961	881,003
Energy Transfer Equity LP:
7.50%, 10/15/20		991	1,080,190
5.88%, 1/15/24		2,991	3,039,978
5.50%, 6/01/27		1,517	1,479,075
Energy Transfer Partners LP:
6.70%, 7/01/18		96	102,687
4.65%, 6/01/21		1,196	1,282,761
5.15%, 2/01/43		500	463,445
6.13%, 12/15/45		600	625,534
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,595	1,627,410
3.70%, 2/15/26		1,900	1,937,789
4.90%, 5/15/46		1,425	1,466,225
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (a)		1,640	1,734,300
Exxon Mobil Corp.:
1.71%, 3/01/19		1,500	1,511,357
2.22%, 3/01/21		1,680	1,703,522
2.40%, 3/06/22		900	917,005
3.18%, 3/15/24		465	489,924
2.71%, 3/06/25		500	508,315
3.57%, 3/06/45		515	512,670
4.11%, 3/01/46		1,745	1,883,016
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		400	408,500
6.88%, 2/15/23		500	518,750
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		2,145	2,139,637
6.75%, 8/01/22		1,285	1,320,337
5.63%, 6/15/24		180	178,200
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	359,625
GNL Quintero SA, 4.63%, 7/31/29		7,945	8,342,250

34	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Greenko Dutch BV, 8.00%, 8/01/19	USD	1,460	$1,559,448
Gulfport Energy Corp.:
6.63%, 5/01/23		344	361,200
6.00%, 10/15/24 (a)		1,018	1,037,087
Halcon Resources Corp., 8.63%, 2/01/20 (a)		635	647,700
Hess Corp., 3.50%, 7/15/24		750	730,543
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
7.63%, 4/15/21 (a)		260	266,500
5.00%, 12/01/24 (a)		100	97,500
5.75%, 10/01/25 (a)		550	551,375
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19		400	404,192
5.30%, 9/15/20		270	294,838
6.95%, 1/15/38		500	570,993
Kinder Morgan, Inc.:
3.05%, 12/01/19		915	937,536
5.30%, 12/01/34		450	456,268
5.55%, 6/01/45		1,250	1,297,465
Laredo Petroleum, Inc., 7.38%, 5/01/22		500	515,000
Magellan Midstream Partners LP:
5.00%, 3/01/26		1,111	1,260,125
4.20%, 3/15/45		600	577,945
Marathon Petroleum Corp., 4.75%, 9/15/44		500	442,237
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,514	3,030,825
6.38%, 1/30/23 (a)		1,210	998,250
7.00%, 3/31/24 (a)		1,703	1,396,460
Murphy Oil Corp.:
3.50%, 12/01/17		350	352,836
4.00%, 6/01/22		300	283,186
4.70%, 12/01/22		350	332,055
6.88%, 8/15/24		1,509	1,591,927
Newfield Exploration Co.:
5.75%, 1/30/22		600	625,500
5.63%, 7/01/24		600	624,000
5.38%, 1/01/26		485	498,337
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		3,198	3,341,910
9.63%, 6/01/19 (a)		350	367,500
7.77%, 12/15/37 (a)		1,835	2,009,325
Noble Energy, Inc., 5.05%, 11/15/44		500	504,523
Noble Holding International Ltd.:
4.63%, 3/01/21		115	97,114
7.20%, 4/01/25		150	122,250
5.25%, 3/15/42		325	183,625
Oasis Petroleum, Inc.:
6.50%, 11/01/21		251	249,431
6.88%, 3/15/22		647	640,530
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,085,977
2.60%, 4/15/22		975	994,937
3.50%, 6/15/25		1,960	2,065,703
4.63%, 6/15/45		125	136,524
4.40%, 4/15/46		1,595	1,700,902
ONEOK Partners LP:
4.90%, 3/15/25		935	1,018,915
6.13%, 2/01/41		1,000	1,104,379
6.20%, 9/15/43		280	316,107
ONEOK, Inc.:
4.25%, 2/01/22		400	395,000
7.50%, 9/01/23		725	830,125
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		5,195	5,519,687
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		500	531,875
PBF Holding Co. LLC/PBF Finance Corp.:
8.25%, 2/15/20		600	612,000

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
7.00%, 11/15/23 (a)	USD	285	$263,625
PDC Energy, Inc.:
7.75%, 10/15/22		176	187,000
6.13%, 9/15/24 (a)		110	114,400
Petro-Canada, 6.80%, 5/15/38		475	625,544
Phillips 66, 4.88%, 11/15/44		500	535,262
Phillips 66 Partners LP, 2.65%, 2/15/20		750	754,951
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		800	765,542
Pioneer Natural Resources Co.:
7.50%, 1/15/20		120	138,904
4.45%, 1/15/26		950	1,040,717
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		177	179,106
3.65%, 6/01/22		90	92,716
Precision Drilling Corp., 6.63%, 11/15/20		450	438,187
Pride International, Inc., 6.88%, 8/15/20		600	610,500
Puma International Financing SA, 6.75%, 2/01/21 (a)		600	618,132
QEP Resources, Inc.:
6.88%, 3/01/21		1,052	1,107,230
5.38%, 10/01/22		1,886	1,867,140
5.25%, 5/01/23		405	397,913
Range Resources Corp.:
5.88%, 7/01/22 (a)		72	73,260
5.00%, 8/15/22 (a)		150	146,250
5.00%, 3/15/23 (a)		2,190	2,118,825
4.88%, 5/15/25		250	238,877
Reliance Holding USA, Inc., 5.40%, 2/14/22		5,000	5,580,865
Reliance Industries Ltd.:
5.88% (l)		2,418	2,473,662
4.13%, 1/28/25		1,500	1,547,676
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		641	674,653
6.00%, 1/15/19 (a)		524	542,340
5.63%, 4/15/20 (a)		790	828,513
6.88%, 4/15/40 (a)		361	376,343
RSP Permian, Inc., 6.63%, 10/01/22		982	1,034,783
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,550	1,631,375
6.25%, 3/15/22		725	793,875
5.63%, 4/15/23		1,203	1,278,187
5.75%, 5/15/24		7,137	7,547,377
5.63%, 3/01/25		1,569	1,660,237
5.88%, 6/30/26 (a)		1,000	1,077,700
5.00%, 3/15/27 (a)		3,494	3,555,145
Sabine Pass LNG LP, 7.50%, 11/30/16		4,235	4,251,517
Sanchez Energy Corp.:
7.75%, 6/15/21		2,219	2,063,670
6.13%, 1/15/23		889	760,095
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	1,942	2,223,296
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)	USD	1,282	1,358,920
6.75%, 5/01/23 (a)		432	456,840
Shell International Finance BV:
4.30%, 9/22/19		960	1,030,718
2.13%, 5/11/20		1,500	1,512,859
1.88%, 5/10/21		1,600	1,590,522
4.13%, 5/11/35		250	259,767
6.38%, 12/15/38		560	737,959
4.00%, 5/10/46		200	198,208
SM Energy Co.:
6.13%, 11/15/22		471	473,355
6.50%, 1/01/23		578	575,110
5.00%, 1/15/24		3,272	3,042,960

BLACKROCK FUNDS II	OCTOBER 31, 2016	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.63%, 6/01/25	USD	600	$571,500
6.75%, 9/15/26		295	302,375
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	619,657
Southwestern Energy Co.:
7.50%, 2/01/18		85	89,037
5.80%, 1/23/20		2,907	2,892,465
4.10%, 3/15/22		1,842	1,648,590
6.70%, 1/23/25		865	823,913
Suncor Energy, Inc., 6.10%, 6/01/18		700	748,504
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20		500	507,500
6.25%, 4/15/21		500	512,500
6.38%, 4/01/23		610	623,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/19		1,840	1,856,100
6.38%, 8/01/22		255	262,650
5.25%, 5/01/23		100	99,260
4.25%, 11/15/23		500	470,000
6.75%, 3/15/24		400	428,000
5.13%, 2/01/25 (a)		620	618,450
5.38%, 2/01/27 (a)		480	480,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		475	507,063
6.13%, 10/15/21		728	761,670
6.25%, 10/15/22		1,472	1,560,320
6.38%, 5/01/24		409	440,697
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	155,638
3.13%, 1/15/19		1,095	1,127,140
3.80%, 10/01/20		615	654,615
2.50%, 8/01/22		225	224,293
4.88%, 1/15/26		170	194,936
4.63%, 3/01/34		835	917,012
6.10%, 6/01/40		200	254,448
5.00%, 10/16/43		215	245,106
TransCanada Trust, 5.88%, 8/15/76 (b)		26,705	28,574,350
Tullow Oil PLC, 6.00%, 11/01/20 (a)		360	334,800
Unit Corp., 6.63%, 5/15/21		500	460,000
Valero Energy Corp.:
3.40%, 9/15/26		250	244,683
6.63%, 6/15/37		285	333,537
4.90%, 3/15/45		255	249,818
Western Gas Partners LP:
3.95%, 6/01/25		200	199,932
4.65%, 7/01/26		1,200	1,257,283
5.45%, 4/01/44		360	369,723
Whiting Petroleum Corp.:
5.00%, 3/15/19		211	200,450
1.25%, 4/01/20 (k)		2,580	2,163,975
5.75%, 3/15/21		40	37,100
Williams Cos., Inc.:
3.70%, 1/15/23		630	609,525
4.55%, 6/24/24		6,477	6,590,347
5.75%, 6/24/44		4,023	4,111,003
Williams Partners LP:
4.13%, 11/15/20		1,700	1,773,823
4.00%, 11/15/21		500	523,832
3.60%, 3/15/22		975	992,384
3.35%, 8/15/22		1,000	994,489
5.40%, 3/04/44		250	248,577
5.10%, 9/15/45		1,040	999,400
WPX Energy, Inc.:
5.25%, 1/15/17		140	140,350

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
7.50%, 8/01/20	USD	745	$785,044
6.00%, 1/15/22		2,364	2,358,090
8.25%, 8/01/23		1,335	1,441,800
5.25%, 9/15/24		2,200	2,090,000

			290,175,658
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		2,470	2,528,663
Lecta SA, 6.50%, 8/01/23	EUR	250	276,154
Norske Skog A/S, 11.75%, 12/15/19		400	388,403
Resolute Forest Products, Inc., 5.88%, 5/15/23	USD	450	381,375
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	114,029
Suzano Trading Ltd., 5.88%, 1/23/21	USD	418	431,585

			4,120,209
Personal Products — 0.0%
Avon Products, Inc., 7.00%, 3/15/23		200	190,540
Edgewell Personal Care Co., 4.70%, 5/19/21		750	787,710
Estee Lauder Cos., Inc., 4.38%, 6/15/45		210	231,163
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		400	401,500
NBTY, Inc., 7.63%, 5/15/21 (a)		2,405	2,350,887

			3,961,800
Pharmaceuticals — 0.5%
Actavis Funding SCS:
2.35%, 3/12/18		3,480	3,514,139
2.45%, 6/15/19		1,000	1,016,242
3.00%, 3/12/20		3,250	3,346,197
4.55%, 3/15/35		500	516,254
4.75%, 3/15/45		500	524,466
Actavis, Inc., 1.88%, 10/01/17		4,706	4,724,537
AstraZeneca PLC, 6.45%, 9/15/37		495	673,240
Eli Lilly & Co., 3.70%, 3/01/45		460	473,392
Endo Finance LLC/Endo Finco, Inc.:
7.25%, 1/15/22 (a)		990	938,025
5.38%, 1/15/23 (a)		400	340,000
Endo International PLC, 5.75%, 1/15/22 (a)		100	90,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		2,296	1,997,520
6.50%, 2/01/25 (a)		1,170	985,725
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	531,889
6.38%, 5/15/38		285	396,251
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		2,703	2,817,877
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	76,031
Johnson & Johnson:
4.38%, 12/05/33		705	815,631
3.55%, 3/01/36		270	286,215
3.70%, 3/01/46		1,240	1,319,437
Merck & Co., Inc.:
2.35%, 2/10/22		140	142,469
2.75%, 2/10/25		250	254,847
4.15%, 5/18/43		595	653,371
3.70%, 2/10/45		500	513,021
Mylan NV, 2.50%, 6/07/19 (a)		370	374,003
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,266,064
4.40%, 5/06/44		765	867,906
Pfizer, Inc.:
6.20%, 3/15/19		1,250	1,384,250
3.40%, 5/15/24		1,130	1,215,171
7.20%, 3/15/39		1,305	1,951,778

36	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19	USD	1,800	$1,796,625
2.40%, 9/23/21		2,805	2,783,244
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18		905	901,112
1.70%, 7/19/19		480	476,276
2.20%, 7/21/21		2,525	2,494,521
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,065	1,039,440
5.38%, 3/15/20 (a)		2,274	1,967,010
7.00%, 10/01/20 (a)		1,188	1,063,260
6.38%, 10/15/20 (a)		3,651	3,148,987
7.50%, 7/15/21 (a)		4,623	4,114,470
6.75%, 8/15/21 (a)		500	432,500
5.63%, 12/01/21 (a)		3,649	2,992,180
7.25%, 7/15/22 (a)		350	304,500
5.50%, 3/01/23 (a)		744	584,040
4.50%, 5/15/23	EUR	275	230,336
5.88%, 5/15/23 (a)	USD	2,873	2,262,487
6.13%, 4/15/25 (a)		2,323	1,835,170
Zoetis, Inc.:
3.45%, 11/13/20		245	254,335
4.70%, 2/01/43		400	411,015

			64,097,456
Professional Services — 0.0%
Equifax, Inc., 3.25%, 6/01/26		620	628,208
TMF Group Holding BV, 9.88%, 12/01/19	EUR	725	843,625
Verisk Analytics, Inc.:
5.80%, 5/01/21	USD	1,000	1,138,437
4.00%, 6/15/25		200	208,864
5.50%, 6/15/45		600	629,983

			3,449,117
Real Estate Management & Development — 0.3%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNY	20,000	2,952,665
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	847	1,209,630
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (k)	EUR	200	284,384
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	5,244,000
CBRE Services, Inc., 5.25%, 3/15/25		425	454,365
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		900	974,282
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		3,650	3,941,737
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		584	585,460
Fantasia Holdings Group Co. Ltd.:
9.50%, 5/04/19	CNY	4,000	597,407
10.75%, 1/22/20	USD	3,600	3,825,000
7.38%, 10/04/21		830	825,320
Howard Hughes Corp., 6.88%, 10/01/21 (a)		125	132,063
Jababeka International BV, 6.50%, 10/05/23 (a)		867	884,349
Kaisa Group Holdings Ltd., 6.56% (6.56% Cashor 6.56% PIK), 6/30/20 (h)		1,116	1,043,954
Kennedy-Wilson, Inc., 5.88%, 4/01/24		585	591,581
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21		646	612,900
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		302	313,325
5.25%, 12/01/21 (a)		767	806,309
4.88%, 6/01/23 (a)		2,982	2,982,000
Shui On Development Holding Ltd.:
7.50% (b)(k)(l)		1,000	1,038,750

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
6.88%, 2/26/17	CNY	9,300	$1,371,233
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	680	752,680
Theta Capital Pte. Ltd., 7.00%, 4/11/22		2,350	2,486,902
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	2,687	3,456,193
6.46%, 3/30/32		500	520,895
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	15,000	2,207,184
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,216,320
VLL International, Inc., 7.38%, 6/18/22		1,500	1,636,845
Xinyuan Real Estate Co. Ltd., 8.13%, 8/30/19		500	488,131

			45,435,864
Road & Rail — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/01/23		500	495,000
5.25%, 3/15/25 (a)		2,190	2,080,500
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	725	787,914
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22	USD	750	787,027
3.65%, 9/01/25		750	811,804
6.15%, 5/01/37		750	998,745
4.45%, 3/15/43		500	545,400
4.15%, 4/01/45		500	529,064
3.90%, 8/01/46		165	168,696
Canadian National Railway Co.:
2.95%, 11/21/24		865	904,729
6.20%, 6/01/36		400	547,801
CSX Corp., 3.70%, 10/30/20		750	799,302
EC Finance PLC, 5.13%, 7/15/21	EUR	525	600,239
Hertz Corp.:
4.25%, 4/01/18	USD	4,470	4,581,750
6.75%, 4/15/19		847	864,118
5.88%, 10/15/20		500	513,750
7.38%, 1/15/21		1,020	1,050,600
6.25%, 10/15/22		350	358,750
5.50%, 10/15/24 (a)		1,834	1,780,631
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	400	456,666
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNY	18,000	2,651,955
Norfolk Southern Corp.:
3.85%, 1/15/24	USD	500	540,760
4.45%, 6/15/45		500	545,103
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	536,436
3.38%, 3/15/18 (a)		1,770	1,806,931
2.88%, 7/17/18 (a)		1,941	1,976,231
2.50%, 6/15/19 (a)		1,300	1,317,576
Ryder System, Inc.:
2.45%, 11/15/18		620	628,681
2.50%, 5/11/20		885	891,298
Silk Bidco A/S, 7.50%, 2/01/22	EUR	605	696,818
Union Pacific Corp., 4.15%, 1/15/45	USD	450	481,573

			31,735,848
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.38%, 10/01/22		375	386,719
Analog Devices, Inc.:
2.88%, 6/01/23		235	235,700
3.90%, 12/15/25		400	428,626
Applied Materials, Inc., 3.90%, 10/01/25		770	843,164
Global A&T Electronics Ltd., 10.00%, 2/01/19		3,100	2,464,500

BLACKROCK FUNDS II	OCTOBER 31, 2016	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.:
3.10%, 7/29/22	USD	510	$538,436
2.70%, 12/15/22		500	518,267
4.80%, 10/01/41		615	699,679
4.90%, 7/29/45		265	304,425
Lam Research Corp.:
2.75%, 3/15/20		387	392,969
2.80%, 6/15/21		165	168,008
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,643,373
Micron Technology, Inc.:
5.88%, 2/15/22		275	284,047
5.25%, 8/01/23 (a)		1,716	1,681,680
5.25%, 1/15/24 (a)		350	341,250
5.50%, 2/01/25		835	818,559
5.63%, 1/15/26 (a)		314	304,580
Microsemi Corp., 9.13%, 4/15/23 (a)		148	170,570
NVIDIA Corp.:
2.20%, 9/16/21		1,525	1,523,153
3.20%, 9/16/26		3,965	3,960,853
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	618,000
4.13%, 6/15/20 (a)		1,670	1,761,850
5.75%, 2/15/21 (a)		200	208,000
4.13%, 6/01/21 (a)		1,776	1,895,880
4.63%, 6/15/22 (a)		300	327,000
3.88%, 9/01/22 (a)		760	803,700
4.63%, 6/01/23 (a)		550	602,250
Qorvo, Inc., 7.00%, 12/01/25		400	438,000
QUALCOMM, Inc., 4.80%, 5/20/45		50	55,002
Xilinx, Inc., 2.13%, 3/15/19		300	303,201

			24,721,441
Software — 0.3%
Activision Blizzard, Inc.:
2.30%, 9/15/21 (a)		260	259,521
3.40%, 9/15/26 (a)		2,420	2,398,602
Adobe Systems, Inc., 4.75%, 2/01/20		1,000	1,093,034
Autodesk, Inc., 1.95%, 12/15/17		1,000	1,003,821
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		1,994	1,824,510
Electronic Arts, Inc.:
3.70%, 3/01/21		335	354,298
4.80%, 3/01/26		680	743,636
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)		3,759	3,759,000
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		325	340,031
6.50%, 5/15/22		3,240	3,349,350
Informatica LLC, 7.13%, 7/15/23 (a)		274	255,505
Microsoft Corp.:
1.55%, 8/08/21		1,200	1,187,804
2.38%, 2/12/22		1,325	1,351,291
2.38%, 5/01/23		465	471,778
3.50%, 2/12/35		500	500,497
3.45%, 8/08/36		1,000	987,207
3.50%, 11/15/42		605	582,566
3.75%, 2/12/45		350	348,829
4.45%, 11/03/45		1,285	1,412,868
3.70%, 8/08/46		575	561,874
3.95%, 8/08/56		800	780,917
Nuance Communications, Inc.:
5.38%, 8/15/20 (a)		1,279	1,314,173
6.00%, 7/01/24 (a)		925	971,250
Oracle Corp.:
1.90%, 9/15/21		2,905	2,893,604

Corporate Bonds		Par (000)	Value
Software (continued)
2.50%, 10/15/22	USD	1,145	$1,163,922
3.25%, 5/15/30		500	511,301
4.30%, 7/08/34		500	535,885
3.85%, 7/15/36		1,400	1,412,883
5.38%, 7/15/40		495	591,050
4.13%, 5/15/45		750	755,974
PTC, Inc., 6.00%, 5/15/24		727	768,803
Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)		300	343,125
Rolta Americas LLC, 8.88%, 7/24/19 (c)(i)		521	67,079
RP Crown Parent LLC, 7.38%, 10/15/24 (a)		131	135,257
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		2,398	2,511,905
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	800	839,818

			38,382,968
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 5.75%, 5/01/20	USD	1,500	1,644,617
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,697	2,777,910
AutoZone, Inc.:
2.50%, 4/15/21		1,500	1,518,575
3.13%, 7/15/23		1,500	1,534,145
Bed Bath & Beyond, Inc., 4.92%, 8/01/34		250	253,094
Best Buy Co., Inc.:
5.00%, 8/01/18		1,000	1,054,000
5.50%, 3/15/21		500	552,500
CST Brands, Inc., 5.00%, 5/01/23		1,103	1,158,150
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21		100	94,250
6.75%, 6/15/23		200	186,500
Gap, Inc., 5.95%, 4/12/21		800	858,027
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	274,313
Groupe Fnac SA, 3.25%, 9/30/23	EUR	400	447,902
Guitar Center, Inc., 6.50%, 4/15/19 (a)	USD	350	314,125
Home Depot, Inc.:
3.75%, 2/15/24		825	900,086
3.35%, 9/15/25		105	111,353
5.88%, 12/16/36		935	1,239,000
5.95%, 4/01/41		750	1,003,463
4.88%, 2/15/44		215	254,425
4.40%, 3/15/45		250	280,645
IT Ltd., 6.25%, 5/15/18	CNY	24,100	3,508,725
JD.com, Inc., 3.13%, 4/29/21	USD	1,800	1,797,415
L Brands, Inc.:
8.50%, 6/15/19		100	116,250
6.63%, 4/01/21		850	977,500
5.63%, 2/15/22		750	821,250
5.63%, 10/15/23		325	357,500
6.88%, 11/01/35		1,723	1,826,380
6.75%, 7/01/36		450	477,675
Lowe’s Cos., Inc.:
3.38%, 9/15/25		195	207,812
6.65%, 9/15/37		150	209,589
5.00%, 9/15/43		205	241,038
4.25%, 9/15/44		400	427,238
Mobilux Finance SAS, 5.50%, 11/15/24	EUR	250	279,412
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)	USD	2,080	1,716,000
New Albertsons, Inc., 7.45%, 8/01/29		700	673,750
O’Reilly Automotive, Inc.:
4.88%, 1/14/21		1,500	1,646,757
3.55%, 3/15/26		785	813,566
Penske Automotive Group, Inc.:
5.75%, 10/01/22		1,694	1,755,407

38	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
5.38%, 12/01/24	USD	249	$250,245
5.50%, 5/15/26		320	317,600
PetSmart, Inc., 7.13%, 3/15/23 (a)		1,255	1,313,044
QVC, Inc., 4.38%, 3/15/23		500	501,981
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		1,370	1,424,800
5.63%, 12/01/25		470	501,725
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		350	357,000
THOM Europe SAS, 7.38%, 7/15/19	EUR	400	464,208
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (a)	USD	325	286,000
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		500	500,000

			40,226,947
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
1.95%, 2/23/21 (b)		1,780	1,837,391
2.85%, 5/06/21		750	782,577
2.70%, 5/13/22		500	515,075
2.40%, 5/03/23		705	708,292
3.20%, 5/13/25		950	994,513
4.50%, 2/23/36		500	557,334
3.45%, 2/09/45		650	600,586
4.65%, 2/23/46		640	705,372
3.85%, 8/04/46		700	681,650
Dell, Inc., 5.88%, 6/15/19		375	401,719
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/01/19 (a)		800	820,799
4.42%, 6/15/21 (a)		1,560	1,631,303
5.88%, 6/15/21 (a)		1,015	1,069,767
7.13%, 6/15/24 (a)		2,928	3,207,492
6.02%, 6/15/26 (a)		2,285	2,490,776
8.35%, 7/15/46 (a)		865	1,048,113
EMC Corp.:
1.88%, 6/01/18		1,650	1,627,164
2.65%, 6/01/20		1,300	1,264,637
3.38%, 6/01/23		650	610,444
HP, Inc.:
4.30%, 6/01/21		750	806,317
6.00%, 9/15/41		325	330,775
NCR Corp.:
4.63%, 2/15/21		100	101,250
5.00%, 7/15/22		650	660,153
6.38%, 12/15/23		400	423,000
Seagate HDD Cayman, 4.75%, 1/01/25		600	571,800
Western Digital Corp.:
7.38%, 4/01/23 (a)		820	896,875
10.50%, 4/01/24 (a)		2,679	3,094,245

			28,439,419
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		3,235	3,487,168
BiSoho SAS, 5.88%, 5/01/23	EUR	578	679,041
Hanesbrands, Inc.:
4.63%, 5/15/24 (a)	USD	575	584,703
4.88%, 5/15/26 (a)		1,366	1,389,905
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	200,478
Levi Strauss & Co., 6.88%, 5/01/22		275	288,750
NIKE, Inc.:
3.63%, 5/01/43		250	251,477
3.88%, 11/01/45		1,055	1,099,818
PVH Corp., 4.50%, 12/15/22		275	283,250

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Springs Industries, Inc., 6.25%, 6/01/21	USD	640	$665,600

			8,930,190
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	372,187
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,800,286
4.75%, 5/05/21		605	674,962
4.00%, 1/31/24		700	768,247
5.38%, 1/31/44		2,850	3,476,476
3.88%, 9/16/46		280	275,660
Philip Morris International, Inc.:
1.38%, 2/25/19		345	344,338
4.50%, 3/26/20		835	911,189
1.88%, 2/25/21		395	395,262
2.63%, 3/06/23		1,480	1,506,502
2.13%, 5/10/23		400	394,330
6.38%, 5/16/38		925	1,242,523
4.25%, 11/10/44		975	1,022,193
Reynolds American, Inc.:
2.30%, 6/12/18		3,320	3,363,797
3.25%, 6/12/20		4,321	4,512,044
4.00%, 6/12/22		1,000	1,075,598
5.70%, 8/15/35		550	664,999
5.85%, 8/15/45		1,125	1,398,719
Vector Group Ltd., 7.75%, 2/15/21		200	209,500

			24,036,625
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,375,216
3.38%, 1/15/19		750	770,994
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		800	839,000
5.63%, 10/01/24 (a)		590	620,975
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		1,000	1,070,000
GATX Corp.:
2.38%, 7/30/18		1,960	1,981,094
2.50%, 3/15/19		1,240	1,258,067
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	105,200
HD Supply, Inc.:
5.25%, 12/15/21 (a)		12,045	12,797,813
5.75%, 4/15/24 (a)		1,818	1,908,900
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		862	862,000
7.75%, 6/01/24 (a)		514	516,570
Noble Group Ltd.:
3.63%, 3/20/18		1,046	941,400
6.75%, 1/29/20 (a)		800	668,000
Rexel SA, 3.50%, 6/15/23	EUR	1,077	1,211,839
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	3,655	3,886,654
6.13%, 6/15/23		125	130,625
4.63%, 7/15/23		1,000	1,032,500
5.75%, 11/15/24		1,793	1,860,237
5.50%, 7/15/25		623	630,787
5.88%, 9/15/26		450	458,370
5.50%, 5/15/27		899	894,505

			38,820,746
Transportation Infrastructure — 0.0%
Goodman HK Finance, 4.38%, 6/19/24		2,200	2,338,776

BLACKROCK FUNDS II	OCTOBER 31, 2016	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Swissport Investments SA, 6.75%, 12/15/21	EUR	830	$965,805

			3,304,581
Wireless Telecommunication Services — 0.5%
Matterhorn Telecom SA, 3.88%, 5/01/22		557	613,743
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	993,985
6.00%, 3/15/25 (a)		200	201,890
Nokia Oyj:
5.38%, 5/15/19		700	749,000
6.63%, 5/15/39		1,049	1,132,920
Rogers Communications, Inc.:
6.80%, 8/15/18		786	857,627
3.63%, 12/15/25		220	233,910
5.00%, 3/15/44		180	202,625
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		545	564,075
SBA Communications Corp., 4.88%, 7/15/22		350	357,000
SoftBank Group Corp.:
4.50%, 4/15/20 (a)		1,600	1,644,000
4.75%, 7/30/25	EUR	657	793,925
Sprint Capital Corp.:
6.90%, 5/01/19	USD	1,295	1,362,987
6.88%, 11/15/28		5,066	4,660,720
8.75%, 3/15/32		1,127	1,143,905
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		13,196	14,515,600
7.00%, 3/01/20 (a)		150	163,125
7.00%, 8/15/20		1,290	1,341,600
6.00%, 11/15/22		1,100	1,025,068
Sprint Corp.:
7.25%, 9/15/21		1,523	1,559,171
7.88%, 9/15/23		6,596	6,530,040
7.13%, 6/15/24		6,358	5,976,520
7.63%, 2/15/25		850	822,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)		3,243	3,271,376
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	508,125
6.63%, 11/15/20		1,000	1,027,500
6.25%, 4/01/21		1,500	1,561,875
6.63%, 4/28/21		4,715	4,944,856
6.13%, 1/15/22		575	606,625
6.73%, 4/28/22		1,275	1,332,375
6.00%, 3/01/23		2,985	3,141,713
6.63%, 4/01/23		1,000	1,062,680
6.84%, 4/28/23		625	667,500
6.50%, 1/15/24		1,813	1,939,910
6.00%, 4/15/24		650	691,437
6.38%, 3/01/25		1,575	1,688,211
6.50%, 1/15/26		705	772,821
United States Cellular Corp., 6.70%, 12/15/33		199	199,995
Vodafone Group PLC, 1.50%, 2/19/18		1,500	1,497,917

			72,360,727
Total Corporate Bonds — 22.7%			3,127,116,093

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.4%
Credit Suisse AG (Airbus Group SE), 16.00%, 12/22/16	EUR	117	7,066,951

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense (continued)
Société Générale SA (Lockheed Martin Corp.), 8.21%, 1/12/17	USD	130	$32,170,629
Société Générale SA (Northrop Grumman Corp.), 8.88%, 1/12/17		57	13,121,302

			52,358,882
Air Freight & Logistics — 0.3%
Citigroup, Inc. (FedEx Corp.), 9.44%, 12/20/16		203	35,280,833
Airlines — 0.4%
BNP Paribas Arbitrage Issuance BV (Alaska Air Group, Inc.), 14.18%, 1/09/17		34	2,442,380
JP Morgan Structured Products BV (United Continental Holdings, Inc.), 17.64%, 1/19/17		320	17,631,159
Nomura International Funding Pte. Ltd. (Delta Air Lines, Inc.), 17.62%, 1/06/17 (a)		851	34,905,338

			54,978,877
Auto Components — 0.1%
Credit Suisse AG (Continental AG), 20.05%, 11/07/16	EUR	17	3,287,997
Deutsche Bank AG (Continental AG), 14.00%, 11/07/16		32	6,179,360
Société Générale SA (Lear Corp.), 12.50%, 1/12/17	USD	33	4,052,969

			13,520,326
Automobiles — 0.3%
HSBC Bank PLC (Renault SA), 18.75%, 11/07/16	EUR	90	7,619,607
Merrill Lynch International & Co. (Daimler AG, Registered Shares), 11.20%, 1/19/17		354	25,255,302
Merrill Lynch International & Co. (Renault SA), 22.40%, 11/07/16		44	3,700,714

			36,575,623
Banks — 1.6%
Barclays Bank PLC (Banco Santander SA), 11.76%, 1/19/17		491	2,399,757
BNP Paribas Arbitrage Issuance BV (JPMorgan Chase & Co.), 11.09%, 11/22/16	USD	525	36,187,024
Citigroup Global Markets Holdings (JPMorgan Chase & Co.), 13.20%, 11/22/16 (a)		54	3,749,508
JP Morgan Structured Products BV (Comerica, Inc.):
15.50%, 1/19/17		178	9,084,054
15.47%, 1/20/17		178	9,081,671
JP Morgan Structured Products BV (Regions Financial Corp.), 13.90%, 1/19/17		1,753	18,333,261
RBC Capital Markets LLC (Citizens Financial Group, Inc.), 11.63%, 1/12/17		167	4,384,254
SGA Société Générale Acceptance NV (Bank of America Corp.), 14.30%, 1/12/17		2,191	36,277,691
Société Générale SA (Citigroup, Inc.), 14.05%, 1/10/17		718	35,225,842
Société Générale SA (JPMorgan Chase & Co.), 10.56%, 1/10/17		517	35,511,969
Société Générale SA (Wells Fargo & Co.), 12.85%, 1/10/17		788	35,799,694

			226,034,725
Beverages — 0.0%
Credit Suisse AG (Heineken NV), 10.50%, 12/22/16	EUR	40	3,349,745
Biotechnology — 0.4%
Société Générale SA (Biogen, Inc.), 15.57%, 1/12/17	USD	110	31,034,543

40	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Biotechnology (continued)
Société Générale SA (Celgene Corp.), 18.40%, 11/02/16	USD	236	$24,345,751

			55,380,294
Building Products — 0.1%
Citigroup Global Markets Holdings (Owens Corning), 15.90%, 12/09/16 (a)		69	3,441,831
Société Générale SA (Masco Corp.), 11.67%, 1/12/17		131	3,996,640

			7,438,471
Capital Markets — 0.6%
BNP Paribas Arbitrage Issuance BV (Bank of New York Mellon Corp.), 11.57%, 1/09/17		356	15,189,877
BNP Paribas Arbitrage Issuance BV (Charles Schwab Corp.):
14.35%, 1/13/17		557	17,588,404
13.79%, 1/17/17		557	17,656,965
JP Morgan Structured Products BV (Goldman Sachs Group, Inc.), 9.81%, 1/19/17		204	35,792,415

			86,227,661
Chemicals — 0.6%
Citigroup Global Markets Holdings (Monsanto Co.), 12.48%, 11/17/16		35	3,600,701
JP Morgan Structured Products BV (Praxair, Inc.):
11.17%, 1/23/17		204	18,679,234
8.39%, 1/23/17		91	10,741,406
RBC Capital Markets LLC (Monsanto Co.), 18.37%, 11/17/16		364	37,026,449
Royal Bank of Canada (LyondellBasell Industries NV, Class A), 23.03%, 11/02/16		150	11,970,085

			82,017,875
Construction Materials — 0.1%
Deutsche Bank AG (Martin Marietta Materials, Inc.), 11.45%, 11/02/16		64	11,942,130
RBC Capital Markets LLC (Eagle Materials, Inc.), 11.02%, 1/12/17		55	4,442,762

			16,384,892
Containers & Packaging — 0.0%
Citigroup Global Markets Holdings (Crown Holdings, Inc.), 8.89%, 1/09/17		46	2,491,525
Diversified Telecommunication Services — 0.1%
JP Morgan Structured Products BV (Orange SA), 10.92%, 11/07/16	EUR	483	7,573,795
Merrill Lynch International & Co. (Koninklijke KPN NV), 12.60%, 12/21/16		1,026	3,377,522
Merrill Lynch International & Co. (Orange SA), 17.55%, 12/19/16		235	3,627,215

			14,578,532
Electrical Equipment — 0.0%
Deutsche Bank AG (Legrand SA), 11.89%, 11/07/16		54	3,091,673
Merrill Lynch International & Co. (Legrand SA), 13.35%, 11/07/16		62	3,490,192

			6,581,865
Energy Equipment & Services — 0.0%
BNP Paribas Arbitrage Issuance BV (Technip SA), 19.73%, 11/07/16		97	5,714,865
Equity Real Estate Investment Trusts (REITs) — 0.0%
Morgan Stanley BV (Unibail-Rodamco SE), 8.68%, 1/31/17	USD	13	3,175,745
Food & Staples Retailing — 0.4%
Credit Suisse AG (Kroger Co.), 15.55%, 12/01/16		1,120	34,419,908

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing (continued)
JP Morgan Structured Products BV (Walgreens Boots Alliance, Inc.), 12.61%, 1/05/17	USD	231	$18,726,291

			53,146,199
Food Products — 0.1%
BNP Paribas Arbitrage Issuance BV (Danone SA), 9.39%, 2/14/17	EUR	99	6,866,132
Health Care Equipment & Supplies — 0.1%
HSBC Bank PLC (Essilor International SA), 8.26%, 11/07/16		43	4,841,239
Merrill Lynch International & Co. (Essilor International SA), 12.10%, 11/07/16		28	3,147,379

			7,988,618
Health Care Providers & Services — 0.3%
BNP Paribas Arbitrage Issuance BV (Charles River Laboratories International, Inc.):
12.30%, 11/02/16	USD	63	4,815,043
12.15%, 11/03/16		63	4,814,874
Canadian Imperial Bank of Commerce (Charles River Laboratories International, Inc.), 14.64%, 11/03/16		44	3,345,886
Canadian Imperial Bank of Commerce (WellCare Health Plans, Inc.):
11.61%, 11/01/16		57	6,505,615
11.82%, 11/02/16		57	6,542,293
Société Générale SA (Express Scripts Holding Co.), 12.10%, 1/12/17		187	12,725,143

			38,748,854
Hotels, Restaurants & Leisure — 0.4%
BNP Paribas Arbitrage Issuance BV (Sodexo SA), 8.17%, 11/17/16	EUR	29	3,348,259
Citigroup Global Markets Holdings (Starbucks Corp.), 10.74%, 12/09/16	USD	68	3,588,453
Credit Suisse AG (Starbucks Corp.), 6.34%, 11/02/16		444	23,635,545
JP Morgan Structured Products BV (Domino’s Pizza, Inc.):
8.63%, 1/19/17		54	8,843,862
8.62%, 1/20/17		54	8,840,934

			48,257,053
Household Durables — 0.3%
Citigroup Global Markets Holdings (DR Horton, Inc.):
11.64%, 11/07/16 (a)		452	13,106,651
11.73%, 11/08/16 (a)		452	13,110,425
Citigroup Global Markets Holdings (Toll Brothers, Inc.), 12.52%, 12/06/16		238	6,588,585
JP Morgan Structured Products BV (Newell Brands, Inc.), 12.93%, 1/23/17		218	10,793,531

			43,599,192
Industrial Conglomerates — 0.0%
Merrill Lynch International & Co. (Koninklijke Philips NV), 7.30%, 1/19/17	EUR	80	2,417,143
Internet Software & Services — 0.2%
Société Générale SA (Alphabet, Inc., Class C), 8.58%, 12/05/16	USD	33	25,686,707
Investment Companies — 1.1%
Barclays Bank PLC (SPDR S&P Oil & Gas Exploration & Production ETF), 19.53%, 11/02/16		734	26,177,737
Citigroup Global Markets Holdings (Alerian MLP ETF), 16.25%, 11/23/16 (a)		288	3,507,205
Citigroup Global Markets Holdings (Energy Select Sector SPDR Fund), 7.00%, 11/15/16		560	38,521,617

BLACKROCK FUNDS II	OCTOBER 31, 2016	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Investment Companies (continued)
Deutsche Bank AG (SPDR S&P Oil & Gas Exploration & Production ETF), 16.22%, 11/18/16	USD	809	$28,076,236
JP Morgan Structured Products BV (iShares MSCI Emerging Markets ETF), 5.52%, 12/20/16		933	34,738,453
Nomura International Funding Pte. Ltd. (Energy Select Sector SPDR Fund), 8.82%, 11/02/16		368	25,329,503

			156,350,751
IT Services — 0.5%
BNP Paribas Arbitrage Issuance BV (Visa, Inc., Class A), 7.63%, 11/01/16		315	25,900,714
Nomura International Funding Pte. Ltd. (PayPal Holdings, Inc.), 12.57%, 1/19/17		823	34,318,293
Nomura International Funding Pte. Ltd. (Sabre Corp.), 12.32%, 11/01/16 (a)		171	4,390,845

			64,609,852
Machinery — 0.0%
Société Générale SA (Ingersoll-Rand PLC), 11.76%, 1/12/17		60	4,012,909
Media — 0.6%
Nomura International Funding Pte. Ltd. (DISH Network Corp., Class A), 31.20%, 11/07/16 (a)		235	13,647,121
Royal Bank of Canada (Time Warner, Inc.), 8.80%, 11/02/16		323	26,420,580
Royal Bank of Canada (Twenty-First Century Fox, Inc.), 11.33%, 11/03/16		1,422	36,547,393

			76,615,094
Multiline Retail — 0.2%
Citigroup Global Markets Holdings (Nordstrom, Inc.):
24.51%, 11/10/16 (a)		263	13,616,604
22.58%, 11/14/16 (a)		263	13,585,227

			27,201,831
Oil, Gas & Consumable Fuels — 0.2%
Merrill Lynch International & Co. (Kinder Morgan, Inc.), 13.71%, 1/12/17		1,498	29,935,965
Personal Products — 0.1%
BNP Paribas Arbitrage Issuance BV (L’Oreal SA), 8.19%, 2/16/17	EUR	38	6,813,486
Pharmaceuticals — 0.6%
Barclays Bank PLC (Allergan PLC), 10.78%, 11/02/16	USD	98	20,696,023
Canadian Imperial Bank of Commerce (Jazz Pharmaceuticals PLC), 15.15%, 11/08/16		74	8,141,511
Merrill Lynch International & Co. (Bayer AG, Registered Shares), 8.25%, 1/26/17	EUR	135	13,198,611
Merrill Lynch International & Co. (Jazz Pharmaceuticals PLC), 19.72%, 11/07/16	USD	74	8,146,967
RBC Capital Markets LLC (Mallinckrodt PLC), 23.71%, 11/22/16		167	10,050,852
Royal Bank of Canada (Mallinckrodt PLC), 24.20%, 11/21/16		167	10,046,936
Royal Bank of Canada (Zoetis, Inc.), 10.26%, 11/03/16		338	16,185,201

			86,466,101
Road & Rail — 0.1%
JP Morgan Structured Products BV (CSX Corp.), 13.69%, 1/06/17		615	18,865,901
Semiconductors & Semiconductor Equipment — 0.4%
Citigroup Global Markets Holdings (Broadcom Ltd.), 13.07%, 11/30/16		21	3,602,613

Equity-Linked Notes		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada (Applied Materials, Inc.), 16.17%, 11/18/16	USD	856	$24,839,324
Royal Bank of Canada (Broadcom Ltd.), 15.54%, 11/30/16		148	25,135,316

			53,577,253
Software — 1.1%
BNP Paribas Arbitrage Issuance BV (Adobe Systems, Inc.), 10.10%, 12/16/16		34	3,605,973
BNP Paribas Arbitrage Issuance BV (Citrix Systems, Inc.), 12.07%, 1/09/17		29	2,451,741
Citigroup Global Markets Holdings (Intuit, Inc.), 9.00%, 11/22/16 (a)		138	15,050,409
Credit Suisse AG (Microsoft Corp.), 8.31%, 1/23/17		568	34,037,400
Credit Suisse AG (SAP SE), 9.10%, 11/07/16	EUR	40	3,548,731
Deutsche Bank AG (SAP SE), 8.80%, 11/07/16		90	7,876,161
Merrill Lynch International & Co. (Intuit, Inc.), 10.10%, 11/18/16	USD	138	15,172,835
Merrill Lynch International & Co. (SAP SE), 6.90%, 1/19/17	EUR	149	13,202,627
Royal Bank of Canada (Activision Blizzard, Inc.), 11.36%, 11/01/16	USD	582	25,212,882
Royal Bank of Canada (Symantec Corp.):
13.32%, 11/04/16		472	11,827,112
13.67%, 11/04/16		226	5,696,828
SGA Société Générale Acceptance NV (Adobe Systems, Inc.), 14.05%, 11/24/16		176	18,280,442

			155,963,141
Specialty Retail — 0.5%
Citigroup Global Markets Holdings (Ulta Salon Cosmetics & Fragrance, Inc.):
9.08%, 12/01/16 (a)		102	24,796,471
10.59%, 12/01/16 (a)		15	3,664,668
Nomura International Funding Pte. Ltd. (Burlington Stores, Inc.), 18.81%, 11/23/16 (a)		86	6,514,398
SGA Société Générale Acceptance NV (Lowe’s Cos., Inc.), 11.50%, 11/14/16		491	33,062,659

			68,038,196
Tobacco — 0.1%
BNP Paribas Arbitrage Issuance BV (Reynolds American, Inc.), 11.07%, 1/09/17		321	15,846,859
Wireless Telecommunication Services — 0.0%
RBC Capital Markets LLC (T-Mobile U.S., Inc.), 11.78%, 1/12/17		86	4,298,676
Total Equity-Linked Notes — 12.3%			1,697,396,649

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Term Loan, 3.76%, 12/16/21		1,783	1,792,581
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.77%, 8/15/20		545	549,769
Term B2 Loan, 5.75%, 8/15/23		1,026	1,037,854
TransDigm, Inc., Tranche F Term Loan, 3.75%, 6/09/23		9,402	9,360,565

			12,740,769
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinanced Term Loan, 4.25%, 10/30/21		4,810	4,832,614

42	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, 2.46%, 3/10/17	USD	61	$59,453
B757-300, 3.08%, 3/10/17		25	24,875
Loan B757-200, 2.46%, 9/10/18		62	60,433
Loan B757-200, 2.46%, 9/10/18		61	59,780
Loan B757-300, 3.08%, 3/10/17		25	24,875

			229,416
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		770	693,000
Beverages — 0.0%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		1,826	1,833,822
Building Products — 0.1%
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,832	4,850,166
Jeld-Wen, Inc. (Onex BP Finance LP), Initial Loan, 5.25%, 10/15/21		3,080	3,101,440
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		3,348	3,363,395
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		1,781	1,780,940

			13,095,941
Capital Markets — 0.0%
SAM Finance Lux S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		1,610	1,619,327
Chemicals — 0.1%
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 4/10/18		2,219	2,209,790
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	101	111,533
Refinanced Term B Loan, 3.75%, 2/01/20	USD	3,840	3,866,157
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,955	1,961,851
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		44	44,210
Tranche B-3 Term Loan, 5.50%, 6/07/20		3,366	3,391,270
Tranche B-4 Term Loan, 5.00%, 6/07/23		677	681,676
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,914	2,777,773
PQ Corp., Tranche B-1 Term Loan, 5.75%, 11/04/22		1,032	1,031,122
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		716	718,844
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	592,900

			17,387,126
Commercial Services & Supplies — 0.4%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		3,067	2,947,013
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		6,150	6,151,937
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Amendment Delayed Draw Term Loan, 5.50%, 7/28/22		431	432,287

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Incremental Term Loan, 5.50%, 7/28/22	USD	4,273	$4,288,834
Initial Loan (Second Lien), 9.50%, 7/28/23		565	560,763
Initial Term Loan (First Lien), 4.75%, 7/28/22		2,940	2,937,188
Aramark Corp., U.S. Term F Loan, 3.34%, 2/24/21		8,397	8,439,017
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.75%, 3/01/23		1,836	1,850,112
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.38%, 3/09/23		1,358	1,372,178
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), Term B-1 Loan (First Lien), 4.75%, 5/02/22		1,611	1,622,175
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,094	4,069,823
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.50%, 4/09/21		11,076	11,103,976
Waste Industries USA, Inc., Term B Loan, 3.50%, 2/27/20		2,375	2,378,619

			48,153,922
Communications Equipment — 0.1%
CommScope, Inc., Tranche 5 Term Loan (2015), 3.75%, 12/29/22		505	507,005
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		2,979	2,845,279
Riverbed Technology, Inc., First Amendment Term Loan, 5.00%, 4/25/22		2,074	2,089,334
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		4,865	4,865,026

			10,306,644
Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,099	2,069,726
Construction Materials — 0.0%
Forterra Finance LLC, Senior Lien Term Loan, 3.50%, 10/30/23		1,965	1,961,935
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		2,095	2,095,880

			4,057,815
Consumer Products — 0.0%
Revlon Consumer Products Corp., Initial Term B Loan, 4.25%, 7/21/23		3,250	3,255,753
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		6,924	6,986,671
Berry Plastics Corp., Term H Loan, 3.75%, 10/01/22		8,064	8,088,497
BWay Intermediate Co., Inc., Initial Term Loan, 5.50%, 8/14/20		2,386	2,399,997

			17,475,165
Diversified Consumer Services — 0.1%
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		10,864	10,870,447
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.00%, 7/14/23		3,185	3,181,019

			14,051,466

BLACKROCK FUNDS II	OCTOBER 31, 2016	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Financial Services — 0.2%
AlixPartners LLP, 2016 Refinancing Term B Loan, 4.00%, 7/28/22	USD	9,010	$9,024,172
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 9/15/23		2,825	2,827,345
JAX MEZZ LLC, Mezzanine Loan, 0.52%, 10/04/21		12,000	11,910,000
SolarWinds Holdings, Inc., 2016 Refinancing Term Loan, 5.50%, 2/03/23		4,120	4,138,214
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), 6.50%, 7/21/23		950	954,750

			28,854,481
Diversified Telecommunication Services — 0.4%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		955	781,194
Electric Lightwave Holdings, Inc. (FKA Integra Telecom Holdings, Inc.), Term B-1 Loan, 5.25%, 8/14/20		3,037	3,020,330
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		1,256	1,261,813
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		15,435	15,504,457
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		2,500	2,509,375
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		6,000	6,025,740
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.09%, 4/13/20		7,082	7,088,724
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		11,394	11,447,094
Ziggo BV:
USD B1 Facility, 3.50%, 1/15/22		1,516	1,514,869
USD B2 Facility, 3.50%, 1/15/22		899	897,765
USD B3 Facility, 3.70%, 1/15/22		279	278,960

			50,330,321
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.25%, 6/30/17		13,450	13,525,723
Texas Competitive Electric Holdings Co. LLC (TXU):
Term C Loan, 5.00%, 7/23/23		662	667,978
Term Loan, 5.00%, 7/23/23		2,902	2,927,851

			17,121,552
Electrical Equipment — 0.0%
Vertiv Co., Term Loan B, 5.00%, 9/29/23		5,590	5,555,063
Electronic Equipment, Instruments & Components — 0.0%
Dell International LLC (EMC Corp.), Term B Loan, 4.00%, 6/02/23		2,630	2,647,963
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Loan, 1.96%, 7/13/20		1,626	1,544,826
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 4.50%, 10/24/22		859	861,917
MGM Growth Properties Operating Partnership LP, Term B Loan, 4.00%, 4/25/23		5,727	5,737,902

			6,599,819
Food & Staples Retailing — 0.1%
Albertson’s LLC:
2016-1 Term B-4 Loan, 4.50%, 8/25/21		2,447	2,464,239
2016-1 Term B-5 Loan, 4.75%, 12/21/22		836	844,163

Floating Rate Loan Interests (b)		Par (000)	Value
Food & Staples Retailing (continued)
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18	USD	2,638	$2,645,283
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 4.00%, 6/27/23		6,648	6,687,496

			12,641,181
Food Products — 0.1%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/07/23		1,720	1,738,284
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		7,324	7,371,905
Term B Loan (Second Lien), 8.50%, 8/03/23		42	42,230
Pinnacle Foods Finance LLC:
Fourth Amendment Tranche I Term Loan, 3.28%, 1/13/23		2,407	2,425,465
Tranche G Term Loan, 3.39%, 4/29/20		5,513	5,542,236

			17,120,120
Gas Utilities — 0.0%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		1,604	1,527,451
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		3,327	3,342,436
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		1,781	1,738,735

			5,081,171
Health Care Providers & Services — 0.5%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		3,781	3,764,227
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		3,580	3,578,147
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,782	1,784,888
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.75%, 6/07/23		5,701	5,742,685
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 4.08%, 12/31/18		1,854	1,807,223
Incremental 2019 Term G Loan, 3.75%, 12/31/19		2,567	2,425,475
Incremental 2021 Term H Loan, 4.00%, 1/27/21		982	926,502
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		6,358	6,351,530
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		6,369	6,297,524
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		828	828,238
Tranche B-2 Term Loan, 4.50%, 10/28/22		3,062	3,071,446
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		1,287	1,296,653
HCA, Inc., Tranche B-7 Term Loan, 3.59%, 2/15/24		1,199	1,209,208
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		6,090	6,152,642
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,597	2,533,846
Press Ganey Holdings, Inc., Initial Term Loan, 3.25%, 10/05/23		1,505	1,505,000
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		1,625	1,634,106

44	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20	USD	4,267	$4,277,372
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		2,816	2,822,925
Team Health, Inc., New Tranche B Term Loan, 3.84%, 11/23/22		7,332	7,338,848
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		2,298	2,197,828
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		1,896	1,915,632

			69,461,945
Health Care Technology — 0.1%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		6,518	6,551,004
Hotels, Restaurants & Leisure — 0.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		2,840	2,835,993
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		882	877,590
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.78%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		11,315	11,362,579
Boyd Gaming Corp.:
Term B Loan, 4.00%, 8/14/20		1,447	1,458,016
Term B-2 Loan, 3.54%, 8/15/23		1,680	1,691,659
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.53%, 7/09/19		3,500	3,465,000
Bright Horizons Family Solutions LLC (FKA Bright
Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		5,807	5,827,644
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		9,570	9,618,001
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 3.50%, 8/06/21		1,476	1,480,277
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		1,946	1,953,449
ESH Hospitality, Inc., Initial Term Loan, 3.75%, 8/15/23		4,150	4,171,289
Hilton Worldwide Finance LLC:
Series B-1 Term Loan, 3.50%, 10/26/20		280	280,818
Series B-2 Term Loan, 3.03%, 10/25/23		2,860	2,873,335
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.29%, 6/16/23		7,477	7,551,588
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		1,593	1,588,847
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,634	1,643,096
Sabre GLBL, Inc. (FKA Sabre, Inc.), Incremental Term Loan, 4.50%, 2/19/19		359	360,189
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/21		1,782	1,788,546
Station Casinos LLC, Term B Facility Loan, 3.75%, 6/08/23		2,537	2,547,525
Thayer Los Cabos Arrendador S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.78%, 9/09/18		5,375	5,267,500

			75,892,941
Household Durables — 0.0%
Serta Simmons Holdings LLC, Term Loan, 3.50%, 10/30/23		5,880	5,877,883

Floating Rate Loan Interests (b)		Par (000)	Value
Household Products — 0.1%
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.25%, 2/05/23	USD	5,696	$5,708,795
Spectrum Brands Canada, Inc., 2016 Replacement USD Term Loan, 3.25%, 6/23/22		2,947	2,970,625

			8,679,420
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.09%, 5/03/20		2,018	2,002,872
Calpine Corp.:
Term Loan (2016), 3.84%, 5/31/23		2,579	2,594,009
Term Loan, 3.59%, 5/27/22		683	683,457
Dynegy Finance IV, Inc., Term Loan, 5.00%, 6/27/23		6,936	6,953,548

			12,233,886
Insurance — 0.2%
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		6,566	6,591,844
Asurion LLC (FKA Asurion Corp.): , 5.00%, 10/31/23		1,855	1,845,725
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		2,776	2,776,949
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		1,174	1,179,580
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		2,500	2,478,125
Initial Term Loan (First Lien), 3.75%, 3/01/21		3,707	3,678,128
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		2,109	2,131,485

			20,681,836
Internet & Catalog Retail — 0.0%
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		1,343	1,351,645
Internet Software & Services — 0.1%
CAMP International Holding Co., Initial Term Loan (First Lien), 4.75%, 8/15/23		1,415	1,415,000
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.61%, 9/30/23		5,553	5,556,032
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,965	1,975,886
GTCR Valor Cos., Inc., Initial Term Loan (First Lien), 7.00%, 6/16/23		1,810	1,746,191
Rackspace Hosting, Inc., Term Loan B, 5.00%, 10/26/23		4,340	4,362,394
Trader Corp., Term Loan, 5.00%, 8/15/23		1,995	2,004,975

			17,060,478
IT Services — 0.1%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		3,276	3,304,964
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term B Loan, 4.00%, 2/19/19		2,131	2,138,899
WEX, Inc., Term B Loan, 4.25%, 6/30/23		3,671	3,709,821

			9,153,684
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/15/23		1,485	1,494,281

BLACKROCK FUNDS II	OCTOBER 31, 2016	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Life Sciences Tools & Services — 0.2%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21	USD	8,783	$8,787,027
InVentiv Health, Inc. (FKA Ventiv Health, Inc.), Term Loan B, 3.75%, 9/30/23		4,552	4,549,177
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		8,796	8,781,538
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		2,856	2,841,869

			24,959,611
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings, LLC), Refinancing Term Loan, 4.00%, 12/13/19		4,523	4,151,842
Filtration Group Corp.:
Delayed Draw Term Loan, 3.25%, 11/21/20		2,929	2,925,825
Term Loan (First Lien), 3.25%, 11/23/20		1,286	1,285,115
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		3,594	3,540,850
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		3,784	3,792,865
Safway Group Holding LLC, Initial Term Loan, 5.75%, 7/22/23		3,930	3,930,000
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		135	135,614

			19,762,111
Media — 0.7%
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.), Term B Loan (2013), 3.25%, 11/30/19		2,000	2,003,120
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		1,709	1,690,742
Altice France SA (SFR Group SA):
USD TLB-6, 4.75%, 2/10/23		3,970	3,970,000
USD TLB-7 Loan, 5.14%, 1/15/24		6,234	6,285,103
Altice U.S. Finance I Corp., 2016 Refinancing Term Loan, 3.88%, 1/15/25		2,682	2,689,319
AMC Entertainment, Inc., 3.50%, 12/15/23		1,115	1,112,213
CBS Radio, Inc., Term Loan, 4.50%, 10/15/23		2,320	2,331,600
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		326	318,229
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan (2016), 3.50%, 1/24/23		19,084	19,192,689
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), 2016 Extended Term Loan, 3.88%, 9/08/24		3,850	3,862,051
Dallas Design District, Loan, 7.22%, 11/09/19		4,000	3,900,000
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		2,537	2,507,146
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.28%, 1/30/19		4,000	3,021,800
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		4,360	4,359,401
Mission Broadcasting, Inc., Term Loan B, 3.00%, 9/26/23		577	578,981
Nexstar Broadcasting, Inc., Term Loan B, 3.00%, 9/14/23		6,473	6,496,298
Numericable-SFR SA, USD TLB-10 Loan, 3.25%, 12/12/24		4,045	4,025,908
Telenet Financing USD LLC, Term Loan AD Facility, 4.36%, 6/30/24		1,441	1,441,203

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20	USD	5,059	$5,083,406
Univision Communications, Inc.:
2013 Incremental Term Loan, 4.00%, 3/01/20		496	496,464
Replacement First-Lien Term Loan, 4.00%, 3/01/20		12,250	12,269,480
UPC Financing Partnership, Term Loan AN (First Lien), 4.08%, 8/31/24		1,313	1,319,034
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		4,474	4,491,534

			93,445,721
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 4.09%, 6/02/22		3,683	3,691,807
Multiline Retail — 0.0%
Dollar Tree, Inc., Term B-3 Loan, 3.06%, 7/06/22		1,967	1,983,731
Hudson’s Bay Co., Initial Term Loan, 4.25%, 9/30/22		2,589	2,607,548

			4,591,279
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.:
Loan, 11.38%, 8/15/21		2,765	2,968,919
Term Loan, 3.53%, 9/24/19		558	532,587
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		2,335	2,360,435
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		4,278	4,030,220
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,064	2,052,390

			11,944,551
Personal Products — 0.0%
NBTY, Inc., Dollar Term B Loan, 5.00%, 5/05/23		2,554	2,560,571
Pharmaceuticals — 0.3%
Akorn, Inc., Loan, 5.25%, 4/16/21		1,809	1,820,655
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		5,939	5,962,672
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		6,377	6,406,697
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		985	784,091
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		1,012	804,953
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		179	142,503
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		1,393	1,108,364
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		5,067	5,058,504
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.46%, 2/27/21		9,700	9,777,162
RPI Finance Trust, Term B-5 Term Loan, 3.03%, 10/14/22		5,722	5,771,113
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19		627	625,093
Series E1 Tranche B Term Loan, 5.25%, 8/05/20		2,709	2,697,687

46	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22	USD	5,797	$5,775,578

			46,735,072
Professional Services — 0.1%
DTI Holdco, Inc., Initial Term Loan, 6.25%, 10/03/23		1,920	1,901,395
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		6,995	6,999,520
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.75%, 6/20/22		728	724,520

			9,625,435
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		2,812	2,826,310
DTZ U.S. Borrower LLC (DTZ AUS Holdco Pty. Ltd.)(AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		5,235	5,220,158
Realogy Group LLC (FKA Realogy Corp.), New 2022 Term Loan, 3.75%, 7/20/22		5,415	5,456,413

			13,502,881
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.53%, 2/01/23		16,301	16,461,964
Cavium, Inc., Initial Term B Loan, 3.75%, 8/15/22		1,140	1,142,850
Microsemi Corp., Closing Date Term B Loan, 3.75%, 1/15/23		1,316	1,326,269
NXP BV (NXP Funding LLC), Tranche F Loan, 3.41%, 12/07/20		8,487	8,513,297
ON Semiconductor Corp., 2016 New Replacement Term Loan, 3.78%, 3/31/23		1,960	1,970,780
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		469	472,168
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		3,852	3,879,777
Versum Materials, Inc. (FKA Versum Materials LLC), Term Loan, 3.34%, 9/30/23		1,070	1,074,901

			34,842,006
Software — 0.4%
Applied Systems, Inc., Initial Term Loan (First Lien), 4.00%, 1/25/21		876	877,219
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		2,979	2,931,779
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		428	427,910
First Data Corp., 2021C New Dollar Term Loan, 3.52%, 3/24/21		23,571	23,664,935
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		3,835	3,822,281
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		3,470	3,404,395
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		2,049	2,057,091
Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,923	1,945,602
Term Loan B, 4.00%, 10/20/23		4,530	4,548,029
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		2,576	2,565,658
RP Crown Parent LLC, Initial Term Loan, 4.50%, 9/30/23		2,754	2,751,771
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		2,188	2,190,248

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20	USD	1,921	$1,921,494
VF Holding Corp., Initial Term Loan (First Lien), 4.75%, 6/30/23		4,105	4,117,192

			57,225,604
Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan, 5.00%, 7/01/22		2,134	2,068,219
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		1,354	1,352,734
Coinstar LLC, Term B Loan (First Lien), 5.25%, 9/26/23		1,220	1,231,187
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.14%, 8/15/23		4,082	4,108,396
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		5,934	5,977,727
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		6,815	6,763,905
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		2,450	2,250,971
Party City Holdings, Inc., 2016 Replacement Term Loan, 4.24%, 8/19/22		4,999	5,012,417

			28,765,556
Trading Companies & Distributors — 0.2%
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 2.75%, 9/30/23		3,892	3,906,892
Beacon Roofing Supply, Inc., Initial Term Loan, 3.50%, 10/01/22		2,268	2,273,926
HD Supply, Inc., Term B-1 Loan, 3.63%, 8/13/21		11,655	11,662,670
Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/09/23		339	341,270
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.75%, 7/31/22		2,250	2,196,000

			20,380,758
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		462	457,668
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		1,390	1,242,449

			1,700,117
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.34%, 3/24/21		3,022	3,024,521
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		8,733	8,795,308

			11,819,829
Total Floating Rate Loan Interests — 6.7%			914,818,366

Foreign Agency Obligations		Par (000)	Value
Australia — 0.0%
SGSP Australia Assets Pty. Ltd., 3.30%, 4/09/23	USD	510	520,330
Brazil — 0.1%
Petrobras Global Finance BV, 7.88%, 3/15/19		9,786	10,519,950
Canada — 0.0%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		247	247,926

BLACKROCK FUNDS II	OCTOBER 31, 2016	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
China — 0.5%
Azure Nova International Finance Ltd., 2.63%, 11/01/21	USD	3,550	$3,530,031
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	2,600	2,905,555
Bank of China Ltd., 5.00%, 11/13/24	USD	4,000	4,292,908
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		2,800	2,836,229
3.50%, 9/30/21		2,800	2,845,352
CDBL Funding 1, 4.25%, 12/02/24		3,800	4,007,822
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		3,330	3,401,195
CITIC Ltd.:
2.80%, 12/14/21		3,450	3,480,298
6.80%, 1/17/23		3,000	3,626,289
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		1,000	1,117,082
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		2,500	2,539,080
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,335,029
Huarong Finance II Co. Ltd.:
3.25%, 6/03/21		1,600	1,623,394
5.50%, 1/16/25		5,000	5,517,865
4.63%, 6/03/26		1,000	1,054,408
Industrial & Commercial Bank of China Ltd., 2.50%, 6/16/21		2,750	2,758,651
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		1,950	1,932,510
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 7/30/25		2,900	3,079,788
4.20%, 7/27/26		1,700	1,727,382
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		9,468	9,695,876

			64,306,744
Germany — 0.1%
KFW:
1.00%, 7/15/19		4,000	3,975,908
1.25%, 9/30/19		9,725	9,722,569

			13,698,477
Hong Kong — 0.0%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		3,800	3,766,682
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		280	302,960
Greenko Investment Co., 4.88%, 8/16/23		1,550	1,509,340
NTPC Ltd.:
5.63%, 7/14/21		2,590	2,905,581
4.25%, 2/26/26		2,100	2,197,415
ONGC Videsh Ltd., 4.63%, 7/15/24		860	920,000

			7,835,296
Indonesia — 0.0%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		2,700	2,705,940
Pertamina Persero PT, 5.63%, 5/20/43		2,500	2,507,717

			5,213,657
Kuwait — 0.0%
Equate Petrochemical BV, 3.00%, 3/03/22		2,350	2,315,925
Malaysia — 0.0%
Export-Import Bank of Malaysia BHD, 2.48%, 10/20/21		3,000	3,000,519

Foreign Agency Obligations		Par (000)	Value
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	3,845	$3,748,875
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		2,090	2,072,101

			5,820,976
Singapore — 0.0%
BOC Aviation Ltd., 3.88%, 4/27/26		5,550	5,694,872
Sri Lanka — 0.1%
National Savings Bank, 8.88%, 9/18/18		5,300	5,728,770
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,477,250

			9,206,020
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		4,059	4,155,056
5.88%, 12/13/21		3,800	4,309,732
3.63%, 1/12/23		1,700	1,732,378
4.38%, 6/22/26		750	784,935
DP World Crescent Ltd., 3.91%, 5/31/23		4,237	4,348,221
DP World Ltd., 3.25%, 5/18/20		277	285,310

			15,615,632
Total Foreign Agency Obligations — 1.1%			147,763,006

Foreign Government Obligations		Par (000)	Value
Argentina — 0.3%
Republic of Argentina:
9.00%, 11/29/18		17,130	18,890,107
6.88%, 4/22/21		21,659	23,435,038

			42,325,145
Brazil — 0.2%
Federative Republic of Brazil:
0.00%, 4/01/17 (m)	BRL	33,000	9,807,348
6.00%, 4/07/26	USD	10,378	11,441,745

			21,249,093
Croatia — 0.1%
Republic of Croatia, 6.63%, 7/14/20		11,744	13,026,445
Hungary — 0.0%
Republic of Hungary, 6.25%, 1/29/20		4,378	4,903,360
India — 0.1%
Republic of India, 6.35%, 1/02/20	INR	771,680	11,458,414
Indonesia — 0.3%
Republic of Indonesia:
7.88%, 4/15/19	IDR	127,319,000	10,015,023
5.88%, 3/13/20	USD	17,232	19,170,135
4.75%, 1/08/26		6,746	7,353,855
6.75%, 1/15/44		1,025	1,351,297
5.95%, 1/08/46		451	546,110

			38,436,420
Jordan — 0.0%
Hashemite Kingdom of Jordan, 5.75%, 1/31/27		3,347	3,330,600

48	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Government Obligations		Par (000)	Value
Mongolia — 0.0%
Government of Mongolia:
7.50%, 6/30/18	CNY	10,000	$1,393,949
10.88%, 4/06/21	USD	425	459,013
5.13%, 12/05/22		3,070	2,709,465

			4,562,427
Panama — 0.1%
Republic of Panama, 5.20%, 1/30/20		11,976	13,188,570
Russia — 0.1%
Russian Federation, 7.40%, 6/14/17	RUB	623,000	9,723,207
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
2.38%, 10/26/21	USD	9,730	9,705,675
4.50%, 10/26/46		1,400	1,377,250

			11,082,925
Sri Lanka — 0.3%
Republic of Sri Lanka:
6.00%, 1/14/19		9,034	9,318,101
5.13%, 4/11/19		8,055	8,161,100
6.25%, 10/04/20		3,585	3,746,329
6.25%, 7/27/21		3,485	3,646,540
5.75%, 1/18/22		1,750	1,774,274
6.85%, 11/03/25		4,000	4,210,364
6.83%, 7/18/26		3,715	3,919,693

			34,776,401
Turkey — 0.1%
Republic of Turkey:
7.50%, 11/07/19		14,505	16,100,550
7.00%, 6/05/20		2,945	3,236,920

			19,337,470
Uruguay — 0.1%
Republic of Uruguay:
8.00%, 11/18/22		9,015	11,561,300
4.50%, 8/14/24		5,985	6,547,590

			18,108,890
Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	983,400
Total Foreign Government Obligations — 1.8%			246,492,767

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (e)(j)		6,287,262	540,830,277
SPDR Bloomberg Barclays High Yield Bond ETF (e)		4,857,744	176,141,797
Total Investment Companies — 5.2%			716,972,074

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 4.9%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 3.22%, 11/25/35 (b)	USD	6,429	5,652,926
Series 2005-8, Class 7A2, 1.09%, 11/25/35 (b)		3,591	3,272,297
Series 2005-9, Class 5A1, 0.80%, 11/25/35 (b)		3,278	3,027,939

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (a)(d)	USD	4,479	$4,488,068
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(d)		9,553	9,590,748
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(d)		2,876	2,870,158
Alternative Loan Trust:
Series 2005-16, Class A1, 2.17%, 6/25/35 (b)		1,084	984,710
Series 2005-36, Class 2A1A, 0.84%, 8/25/35 (b)		3,599	2,645,409
Series 2005-56, Class 1A1, 1.26%, 11/25/35 (b)		5,550	4,700,613
Series 2005-56, Class 4A1, 0.84%, 11/25/35 (b)		8,005	6,536,094
Series 2005-61, Class 1A1, 1.05%, 12/25/35 (b)		585	481,462
Series 2005-61, Class 2A1, 0.81%, 12/25/35 (b)		5,400	4,731,762
Series 2005-63, Class 3A3, 2.86%, 11/25/35 (b)		5,494	4,290,475
Series 2005-63, Class 5A1, 2.76%, 12/25/35 (b)		877	690,410
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		169	157,552
Series 2005-72, Class A1, 0.80%, 1/25/36 (b)		5,483	4,515,825
Series 2005-72, Class A3, 0.83%, 1/25/36 (b)		5,438	4,645,503
Series 2005-76, Class 2A1, 1.52%, 2/25/36 (b)		10,264	9,033,981
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,571	1,231,252
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,647	1,270,988
Series 2006-9T1, Class A7, 6.00%, 5/25/36		782	618,939
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,505	1,204,967
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,912	1,385,468
Series 2006-20CB, Class A9, 6.00%, 7/25/36		927	677,456
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		4,797	3,426,684
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		3,824	3,020,976
Series 2006-J7, Class 2A1, 2.20%, 11/20/36 (b)		8,674	5,136,857
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,360	1,642,240
Series 2006-OA2, Class A1, 0.74%, 5/20/46 (b)		2,859	2,079,415
Series 2006-OA3, Class 2A1, 0.74%, 5/25/36 (b)		19,962	14,817,025
Series 2006-OA6, Class 1A2, 0.74%, 7/25/46 (b)		14,218	11,883,251
Series 2006-OA8, Class 1A1, 0.72%, 7/25/46 (b)		26,502	21,653,701
Series 2006-OA14, Class 1A1, 2.25%, 11/25/46 (b)		13,096	10,575,784
Series 2006-OA14, Class 2A1, 0.72%, 11/25/46 (b)		13,243	10,782,535
Series 2006-OA14, Class 3A1, 1.37%, 11/25/46 (b)		18,132	14,982,748

BLACKROCK FUNDS II	OCTOBER 31, 2016	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA16, Class A2, 0.72%, 10/25/46 (b)	USD	788	$669,564
Series 2006-OA22, Class A1, 0.69%, 2/25/47 (b)		15,702	13,142,188
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		973	708,207
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		5,402	3,965,676
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		927	680,720
Series 2007-12T1, Class A5, 6.00%, 6/25/37		753	576,080
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,393	2,540,799
Series 2007-15CB, Class A7, 6.00%, 7/25/37		569	505,305
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		593	534,369
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,293	1,809,521
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,115	880,404
Series 2007-25, Class 1A3, 6.50%, 11/25/37		5,609	4,398,743
Series 2007-AL1, Class A1, 0.78%, 6/25/37 (b)		12,823	6,683,288
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,475	1,674,197
Series 2007-OA3, Class 1A1, 0.67%, 4/25/47 (b)		21,361	18,220,827
Series 2007-OA4, Class A1, 0.70%, 5/25/47 (b)		8,535	7,169,406
Series 2007-OA7, Class A1B, 0.67%, 5/25/47 (b)		1,449	1,219,632
Series 2007-OA8, Class 2A1, 0.71%, 6/25/47 (b)		21,895	17,177,582
Series 2007-OA11, Class A1A, 1.90%, 11/25/47 (b)		5,354	3,774,747
Series 2007-OH3, Class A1A, 0.82%, 9/25/47 (b)		7,359	6,111,082
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,351	1,969,456
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.49%, 10/25/46 (b)		25,160	19,705,656
Series 2006-3, Class 2A11, 1.46%, 10/25/46 (b)		9,431	6,586,396
Series 2007-2, Class A1, 0.66%, 3/25/47 (b)		5,174	3,982,331
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (d)		1,946	1,512,151
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.11%, 11/25/45 (b)		5,256	4,532,930
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,317	1,083,514
Series 2006-D, Class 6A1, 3.12%, 5/20/36 (b)		809	705,388
Series 2007-D, Class 1A1, 0.74%, 6/20/47 (b)		3,642	3,098,131
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 2.87%, 1/25/35 (b)		30	29,277
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.97%, 4/25/36 (b)		13,881	11,141,796
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (d)		1,596	1,391,168

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (d)	USD	1,624	$1,242,107
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.70%, 3/25/37 (b)		3,248	2,654,599
Series 2007-AR3, Class 1A1, 0.67%, 3/25/37 (b)		4,124	3,387,088
Series 2007-AR4, Class 1A1, 0.73%, 9/25/47 (b)		5,631	4,594,729
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.83%, 5/25/35 (b)		6,708	5,332,970
Series 2005-11, Class 4A1, 0.80%, 4/25/35 (b)		3,921	3,077,880
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		194	166,877
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.48%, 4/25/46 (b)		4,230	2,299,922
Series 2007-21, Class 1A1, 6.25%, 2/25/38		401	337,437
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,246	962,367
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		1,902	1,469,545
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		274	252,779
Credit Suisse Mortgage Trust:
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		1,676	1,529,434
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		9,536	9,309,544
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (a)(d)		18,111	17,821,378
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1A, 0.72%, 8/25/47 (b)		3,514	3,015,482
Series 2007-OA4, Class 3A1, 0.72%, 8/25/47 (b)		23,017	16,670,503
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.04%, 6/27/37 (a)(b)		10,788	10,641,458
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.78%, 10/25/23 (b)		9,940	10,935,232
Series 2016-C04, Class 1M2, 4.78%, 1/25/29 (b)		6,185	6,251,736
Series 2016-C05, Class 2M2, 4.98%, 1/25/29 (b)		13,230	13,543,906
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.33%, 2/25/37 (b)		3,288	2,324,679
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.38%, 5/25/35 (b)		121	111,852
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.70%, 2/25/36 (b)		8,828	7,362,486
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 3.12%, 5/25/35 (b)		2,760	2,640,435
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		54	49,925
Impac CMB Trust, Series 2005-6, Class 1A1, 1.03%, 10/25/35 (b)		3,994	3,305,752

50	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37	USD	1,306	$1,167,632
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,530	1,585,205
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.83%, 7/25/35 (b)		5,777	4,929,643
Series 2007-AR15, Class 1A1, 3.17%, 8/25/37 (b)		241	191,538
Series 2007-AR15, Class 2A1, 3.99%, 8/25/37 (b)		1,097	864,885
Series 2007-FLX3, Class A1, 0.77%, 6/25/37 (b)		3,594	3,105,322
JPMorgan Mortgage Trust:
Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)		2,629	2,681,513
Series 2016-2, Class A1, 2.69%, 6/25/46 (a)		2,660	2,700,121
Lehman XS Trust, Series 2007-20N, Class A1, 1.68%, 12/25/37 (b)		20,905	15,827,603
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.53%, 3/01/21 (a)(b)		17,577	17,260,504
LSTAR Securities Investment Trust:
Series 2014-2, Class A, 2.53%, 12/01/21 (a)(b)		11,837	11,718,937
Series 2015-10, Class A1, 2.53%, 11/01/20 (a)(b)		3,114	3,059,364
Series 2015-10, Class A2, 4.03%, 11/01/20 (a)(b)		1,500	1,485,000
Series 2015-2, Class A, 2.53%, 1/01/20 (a)(b)		11,800	11,704,453
Series 2015-3, Class A, 2.53%, 3/01/20 (a)(b)		11,354	11,211,954
Series 2015-6, Class A, 2.53%, 5/01/20 (a)(b)		7,831	7,693,480
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 3.16%, 6/25/37 (b)		2,153	1,540,996
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 3.03%, 12/25/35 (b)		2,035	1,925,725
Series 2006-1, Class 2A1, 2.65%, 2/25/36 (b)		1,004	992,937
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (a)(b)		3,439	3,465,395
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (a)(b)		868	890,346
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		168	168,424
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		767	712,207
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 0.69%, 2/25/37 (b)		6,116	5,058,735
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		411	358,234
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		458	304,732
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		120	110,933
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.26%, 4/25/47 (b)		625	477,367

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.80%, 8/25/35 (b)	USD	3,237	$2,797,403
Series 2006-AR2, Class A1, 0.76%, 2/25/36 (b)		2,282	1,769,882
Series 2006-AR4, Class 3A1, 0.72%, 6/25/36 (b)		17,016	13,491,249
Series 2006-AR6, Class 2A1, 0.72%, 7/25/46 (b)		24,540	20,363,752
Series 2007-AR4, Class GA4B, 0.71%, 9/25/47 (b)		5,607	4,784,261
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 8/25/55 (a)(b)		2,142	2,145,371
Series 2016-4, Class A1, 2.25%, 7/25/56 (a)(b)		3,827	3,831,311
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.95%, 1/25/47 (b)		16,098	14,987,744
Series 2007-OA4, Class 1A, 1.29%, 5/25/47 (b)		3,930	3,442,565
Series 2007-OA5, Class 1A, 1.27%, 6/25/47 (b)		12,779	11,238,058
Series 2007-OA6, Class 1A, 1.32%, 7/25/47 (b)		6,824	5,718,841
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.58%, 10/25/36 (d)		1,706	1,127,248
Series 2006-AR5, Class 1A, 1.50%, 6/25/46 (b)		11,077	7,253,823
Series 2007-OA1, Class 2A, 1.24%, 12/25/46 (b)		10,049	6,765,310
Series 2007-OA5, Class A1A, 1.36%, 5/25/47 (b)		6,359	4,933,810

			676,022,664
Commercial Mortgage-Backed Securities — 4.8%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,774,001
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.22%, 9/15/18 (a)(b)		10,000	9,447,000
Series 2013-DSNY, Class E, 3.13%, 9/15/26 (a)(b)		560	556,873
Series 2013-DSNY, Class F, 4.03%, 9/15/26 (a)(b)		5,744	5,691,599
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		5,991	5,374,555
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		23,440	20,943,640
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47		2,400	2,397,992
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		3,600	3,584,508
Series 2007-3, Class AJ, 5.55%, 6/10/49 (b)		6,208	6,301,057
Series 2015-UBS7, Class D, 3.17%, 9/15/48		1,979	1,529,270
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		146	146,127
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 0.84%, 8/25/35 (a)(b)		7,257	6,354,138
Series 2005-3A, Class A1, 0.85%, 11/25/35 (a)(b)		1,687	1,461,060

BLACKROCK FUNDS II	OCTOBER 31, 2016	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.10%, 4/25/36 (a)(b)	USD	5,625	$5,025,150
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		2,672	2,602,583
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		2,035	2,076,620
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (a)		3,600	3,574,911
Series 2013-1515, Class E, 3.72%, 3/10/33 (a)		2,000	1,956,189
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		11,155	10,701,234
Series 2015-1740, Class E, 3.82%, 1/13/35 (a)(b)		2,000	1,910,837
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		3,040	3,040,777
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.93%, 12/15/27 (a)(b)		2,584	2,588,238
Series 2014-BXCH, Class EPA, 4.78%, 12/15/27 (a)(b)		9,215	9,132,457
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		3,560	2,398,503
Series 2016-C4, Class C, 4.88%, 5/10/58 (b)		3,330	3,407,369
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/10/20 (a)		415	422,508
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.28%, 2/15/33 (a)(b)		14,213	14,347,442
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		10,117	9,643,516
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		470	362,784
Series 2016-C1, Class C, 4.95%, 5/10/49 (b)		2,870	2,884,519
Series 2016-GC37, Class C, 4.92%, 4/10/49		2,640	2,706,206
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		4,176	2,821,027
Series 2016-P3, Class C, 4.84%, 4/15/49 (b)		1,271	1,336,826
Series 2016-SMPL, Class D, 3.52%, 9/10/31 (a)		1,730	1,723,958
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (a)		3,080	3,060,168
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		3,000	3,011,318
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,284,872
Commercial Mortgage Trust:
Series 2007-C9, Class AJFL, 1.22%, 12/10/49 (a)(b)		8,939	8,653,473
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,435	1,529,084
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	3,149,190
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,039,858
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		3,795	3,919,564

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-CR12, Class A2, 2.90%, 10/10/46	USD	4,000	$4,084,413
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		675	673,134
Series 2014-CR15, Class C, 4.76%, 2/10/47 (b)		380	400,060
Series 2014-CR18, Class ASB, 3.45%, 7/15/47		3,000	3,199,202
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,408,396
Series 2014-FL5, Class A, 1.90%, 10/15/31 (a)(b)		1,530	1,500,559
Series 2014-FL5, Class D, 4.53%, 10/15/31 (a)(b)		4,850	4,352,949
Series 2014-FL5, Class HFL1, 3.78%, 7/15/31 (a)(b)		3,261	3,089,797
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,463,288
Series 2014-LC15, Class ASB, 3.53%, 4/10/47		3,500	3,744,359
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		4,100	3,371,677
Series 2014-PAT, Class E, 3.68%, 8/13/27 (a)(b)		1,000	985,893
Series 2014-PAT, Class F, 2.97%, 8/13/27 (a)(b)		2,000	1,870,770
Series 2014-PAT, Class G, 2.12%, 8/13/27 (a)(b)		2,000	1,801,040
Series 2014-TWC, Class E, 3.78%, 2/13/32 (a)(b)		8,800	8,698,115
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,443,198
Series 2015-CR22, Class A2, 2.86%, 3/10/20		3,000	3,099,231
Series 2015-CR23, Class A2, 2.85%, 5/10/48		6,115	6,319,022
Series 2015-CR23, Class B, 4.18%, 5/10/48 (b)		9,520	9,548,456
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		2,180	1,956,715
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		4,650	3,499,816
Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)		1,184	1,206,739
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		4,949	3,719,560
Series 2015-LC19, Class C, 4.26%, 2/10/48 (b)		5,474	5,555,532
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,932	2,239,367
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		4,010	3,705,022
Series 2016-667M, Class D, 3.28%, 10/10/36 (a)(b)		3,200	3,022,750
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		6,060	5,529,508
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		1,500	1,525,000
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		3,570	3,492,563
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.46%, 11/12/43 (a)(b)		5,266	5,344,855
Credit Suisse Mortgage Trust:
Series 2007-C2, Class AM, 5.62%, 1/15/49 (b)		3,686	3,737,763

52	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-TIKI, Class D, 2.78%, 9/15/38 (a)(b)	USD	4,000	$3,842,425
Series 2014-TIKI, Class E, 3.68%, 9/15/38 (a)(b)		1,955	1,856,627
Series 2014-TIKI, Class F, 4.36%, 9/15/38 (a)(b)		1,725	1,637,835
Series 2014-USA, Class E, 4.37%, 9/15/37 (a)		3,000	2,561,824
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		2,925	2,402,672
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		505	372,021
Series 2016-C6, Class C, 4.75%, 1/15/49 (b)		3,050	3,190,664
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.50%, 9/10/49 (a)(b)		8,736	6,481,763
FREMF Mortgage Trust:
Series 2013-KF02, Class B, 3.45%, 12/25/45 (a)(b)		798	798,975
Series 2015-K50, Class B, 3.78%, 10/25/48 (b)		4,240	4,195,470
Series 2015-K50, Class C, 3.78%, 8/25/25 (a)(b)		6,217	5,187,715
Series 2016-K54, Class B, 4.19%, 2/25/26 (a)(b)		4,420	4,440,473
Series 2016-K57, Class B, 3.92%, 8/25/49 (b)		4,570	4,387,945
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (a)		2,195	2,277,241
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		7,013	6,895,884
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		4,412	4,214,131
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		10,350	9,530,014
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,717	1,729,040
GRACE Mortgage Trust:
Series 2014-GRCE, Class A, 3.37%, 6/10/28 (a)		3,200	3,385,814
Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		16,065	16,003,037
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.52%, 5/15/32 (a)(b)		1,700	1,641,598
Series 2015-WOLF, Class D, 4.03%, 5/15/34 (a)(b)		7,275	7,220,280
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,049,029
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,054,204
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.71%, 8/10/44		6,800	7,333,495
Series 2012-GCJ7, Class A4, 3.38%, 3/10/22		1,785	1,901,035
Series 2013-GC10, Class AAB, 2.56%, 2/10/46		2,000	2,054,077
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700	2,912,729
Series 2014-GC20, Class AAB, 3.66%, 4/10/47		3,395	3,642,843

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)	USD	2,175	$1,748,347
Series 2015-GC32, Class D, 3.35%, 7/10/48		5,152	3,878,330
Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		4,400	4,523,527
Hilton USA Trust:
Series 2013-HLT, Class AFX, 2.66%, 11/05/30 (a)		1,220	1,219,946
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,004,977
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		19,209	19,208,076
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 8/15/46 (b)		3,950	4,254,859
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		2,750	2,208,083
Series 2014-C23, Class D, 3.96%, 9/15/47 (a)(b)		710	577,894
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,546,483
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class A3, 3.51%, 5/15/45		2,906	3,107,619
Series 2012-CBX, Class A4, 3.48%, 6/15/45		3,300	3,512,934
Series 2013-C16, Class D, 4.97%, 12/15/46 (a)(b)		2,400	2,264,694
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,570,477
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		5,200	5,038,261
Series 2015-CSMO, Class D, 3.83%, 1/15/32 (a)(b)		2,170	2,169,351
Series 2015-CSMO, Class E, 4.48%, 1/15/32 (a)(b)		9,870	9,863,970
Series 2015-CSMO, Class F, 5.78%, 1/15/32 (a)(b)		8,496	8,490,711
Series 2015-FL7, Class DAL1, 4.03%, 5/15/28 (a)(b)		3,390	3,305,250
Series 2015-FL7, Class DAL2, 4.68%, 5/15/28 (a)(b)		2,750	2,643,080
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		5,750	5,235,375
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,750	3,677,441
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		7,740	7,887,757
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		2,500	2,383,719
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/40		705	706,381
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		3,220	3,303,168
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.53%, 9/15/28 (a)(b)		2,450	2,456,609
Series 2015-LSP, Class E, 6.13%, 9/15/28 (a)(b)		12,170	12,267,428
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		7,000	6,915,995
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)		975	989,045

BLACKROCK FUNDS II	OCTOBER 31, 2016	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47	USD	5,150	$5,366,904
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,206,881
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,666,360
Series 2015-C25, Class D, 3.07%, 10/15/48		10,442	7,490,833
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,000	706,923
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		3,392	3,309,916
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		6,375	4,923,289
Series 2015-XLF2, Class AFSB, 3.28%, 8/15/26 (a)(b)		3,000	3,000,000
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)		1,404	1,411,169
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 2.92%, 8/26/47 (a)(b)		10,725	10,242,171
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		1,000	928,556
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.53%, 8/15/32 (a)(b)		3,750	3,529,687
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M6, 7.83%, 9/25/44 (a)(b)		3,309	3,275,910
Series 2016-1, Class AFL, 2.98%, 4/25/46 (a)(b)		6,925	6,976,474
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	2,993,057
Series 2013-PENN, Class A, 3.81%, 12/13/29 (a)		2,195	2,346,498
Series 2013-PENN, Class D, 3.95%, 12/13/29 (a)(b)		3,000	3,083,610
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.96%, 2/15/51 (b)		2,565	2,611,264
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1.88%, 6/15/29 (a)(b)		410	410,085
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class A, 1.56%, 2/15/27 (a)(b)		2,000	2,000,228
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		3,750	2,698,873
Series 2015-C30, Class D, 4.50%, 9/15/58 (a)(b)		1,700	1,330,466
Series 2015-C31, Class D, 3.85%, 11/15/48		1,260	918,945
Series 2015-NXS3, Class B, 4.49%, 9/15/57 (b)		1,600	1,651,213
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,250	1,492,154
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		3,000	2,426,086
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,093	760,014
Series 2016-C34, Class C, 5.03%, 6/15/49 (b)		3,390	3,495,279

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)	USD	2,750	$2,406,003
Series 2016-NXS6, Class C, 4.45%, 11/15/49		4,783	4,787,209
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 4/15/45		4,390	4,683,847
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,963	2,978,679
Series 2013-C12, Class ASB, 2.84%, 3/15/48		5,000	5,176,727
Series 2014-C20, Class ASB, 3.64%, 5/15/47		1,550	1,662,505
Series 2014-C22, Class C, 3.77%, 9/15/57 (b)		1,300	1,232,726

			658,802,938
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class XA, 2.01%, 7/15/49 (b)		14,763	1,846,017
BBCMS Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		78,000	6,027,060
Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)		35,000	686,350
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		18,709	2,259,988
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.00%, 11/15/30 (a)(b)		37,734	4,453
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.26%, 3/10/47 (b)		32,630	2,052,127
Series 2016-P3, Class XA, 1.72%, 4/15/49 (b)		20,572	2,360,957
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.99%, 2/10/47 (b)		34,992	1,218,807
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.30%, 2/10/47 (b)		51,209	2,518,791
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	215,691
Series 2014-UBS5, Class XB2, 0.74%, 9/10/47 (a)(b)		12,675	671,015
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		66,439	4,112,918
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class XA, 0.26%, 11/15/37 (a)(b)		67,585	1,534,185
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.06%, 11/15/48 (b)		17,544	1,141,039
Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)		13,581	1,598,817
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	3,346,200
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		39,121	769,131
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.16%, 4/10/47 (b)		1,130	66,178
Series 2014-GC22, Class XA, 1.05%, 6/10/47 (b)		16,661	927,896

54	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 4/01/27 (b)	USD	40,477	$2,308,565
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (a)(b)		97,333	2,221,207
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	2,002,069
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)		58,486	3,394,099
Series 2015-C22, Class XA, 1.17%, 4/15/48 (b)		28,940	1,940,127
Series 2015-C26, Class XA, 1.12%, 10/15/48 (b)		44,102	3,175,762
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		12,675	1,310,088
Series 2016-C31, Class XA, 1.47%, 10/15/26 (b)		52,000	5,364,840
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.55%, 3/15/49 (a)(b)		13,600	1,548,632
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (a)(b)		121,745	863,172
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.19%, 9/15/57 (b)		40,257	2,627,486
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)		11,784	1,125,490
Series 2016-C33, Class XA, 1.81%, 3/15/59 (b)		36,922	4,305,120
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.87%, 6/15/46 (b)		41,139	1,624,965
Series 2013-C15, Class XA, 0.53%, 8/15/46 (b)		22,699	572,740
Series 2013-C17, Class XA, 1.53%, 12/15/46 (b)		50,372	3,008,709
Series 2013-UBS1, Class XA, 1.09%, 3/15/46 (b)		93,177	3,736,096
Series 2014-C20, Class XB, 0.57%, 5/15/47 (b)		57,079	2,317,327
Series 2014-LC14, Class XA, 1.39%, 3/15/47 (b)		63,974	3,994,049

			80,798,163
Total Non-Agency Mortgage-Backed Securities — 10.3%			1,415,623,765

Other Interests (n)		Beneficial Interest (000)
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (c)(i)		450	—
Total Other Interests — 0.0%			—

Participation Notes (c)		Shares	Value
Auto Components — 0.0%
UBS AG (Weifu High-Technology Group Co. Ltd.), due 1/19/17		761,654	2,688,943
Beverages — 0.1%
Deutsche Bank AG (Kweichow Mountai Co. Ltd., Class A), due 5/22/26		90,126	4,232,227

Participation Notes (c)		Shares	Value
Transportation Infrastructure — 0.0%
Deutsche Bank AG (Shanghai International Airport & Co., Ltd., Class A), due 1/19/17		635,000	$2,542,513
Total Participation Notes — 0.1%			9,463,683

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 3.6%
ABN AMRO Bank NV, 5.75% (b)(l)	EUR	2,800	3,125,537
Australia & New Zealand Banking Group Ltd.:
6.75% (a)(b)(l)	USD	10,337	11,345,633
4.40%, 5/19/26		766	797,253
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(l)	EUR	4,000	4,231,846
7.00% (b)(l)		4,000	4,243,087
8.88% (b)(l)		1,400	1,655,964
9.00% (b)(l)	USD	1,000	1,038,750
Banco de Bogota SA, 6.25%, 5/12/26 (a)		9,167	9,464,927
Banco Popular Espanol SA:
8.25% (b)(l)	EUR	2,000	2,019,869
11.50% (b)(l)		2,200	2,517,701
Banco Santander SA, 6.25% (b)(l)		5,700	5,815,746
Bank of America Corp.:
6.25% (b)(l)	USD	7,935	8,311,913
6.30% (b)(l)		22,350	24,387,203
Bank of East Asia Ltd., 5.50% (b)(l)		3,500	3,534,955
Bank of Ireland, 7.38% (b)(l)	EUR	3,840	4,089,255
Barclays PLC:
7.88% (b)(l)	USD	400	397,600
8.25% (b)(l)		25,000	25,312,500
BNP Paribas SA:
6.13% (b)(l)	EUR	1,998	2,293,681
7.20% (b)(l)	USD	2,000	2,257,500
7.38% (a)(b)(l)		330	338,663
7.63% (a)(b)(l)		37,067	38,735,015
Citigroup, Inc.:
5.80% (b)(l)		8,613	8,731,429
5.88% (b)(l)		7,565	7,682,257
5.95% (b)(l)		10,000	10,225,000
6.25% (b)(l)		24,725	26,620,171
Citizens Financial Group, Inc., 5.50% (b)(l)		5,500	5,417,500
Cooperatieve Rabobank UA:
5.50% (b)(l)	EUR	4,760	5,257,993
6.63% (b)(l)		3,400	3,988,404
Credit Agricole SA:
6.50% (b)(l)		5,820	6,548,658
8.13% (a)(b)(l)	USD	17,550	18,845,892
8.38% (a)(b)(l)		850	956,913
Danske Bank A/S, 5.88% (b)(l)	EUR	4,100	4,703,332
DNB Bank ASA, 6.50% (b)(l)	USD	1,500	1,531,569
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	178,313
HSBC Holdings PLC, 6.88% (b)(l)		8,600	9,051,500
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(l)		2,250	2,240,199
Intesa Sanpaolo SpA:
7.00% (b)(l)	EUR	5,750	6,116,417
7.70% (a)(b)(l)	USD	3,267	2,985,221
JPMorgan Chase & Co.:
5.00% (b)(l)		18,600	18,228,000
5.30% (b)(l)		11,059	11,224,885
6.13% (b)(l)		700	741,160

BLACKROCK FUNDS II	OCTOBER 31, 2016	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
JPMorgan Chase Capital XXI, 1.83%, 2/02/37 (b)	USD	22,175	$18,627,000
JPMorgan Chase Capital XXIII, 1.82%, 5/15/77 (b)		5,125	4,112,813
KBC Groep NV, 5.63% (b)(l)	EUR	4,241	4,655,579
Lloyds Banking Group PLC, 6.66% (a)(b)(l)	USD	3,000	3,337,500
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		3,000	3,120,600
Nordea Bank AB, 5.50% (a)(b)(l)		3,140	3,108,600
Republic of India, 5.50% (b)(l)		1,800	1,800,180
Royal Bank of Scotland Group PLC:
7.65% (b)(l)		500	591,250
8.00% (b)(l)	USD	14,996	14,246,200
8.63% (b)(l)		28,630	28,486,850
Skandinaviska Enskilda Banken AB, 5.75% (b)(l)		6,800	6,817,000
Société Générale SA:
7.38% (a)(b)(l)		27,675	27,439,763
8.00% (a)(b)(l)		18,925	19,090,594
8.25% (b)(l)		3,120	3,209,700
Standard Chartered PLC, 7.50% (a)(b)(l)		28,575	28,768,802
Swedbank AB, 5.50% (b)(l)		5,000	5,062,500
Wells Fargo & Co., 5.90% (b)(l)		17,019	17,806,129
Woori Bank, 4.50% (b)(l)		2,580	2,573,710

			500,044,181
Capital Markets — 1.5%
ALM XIX Ltd., 0.00%, 7/15/28 (a)(m)		2,800	2,996,000
Bank of New York Mellon Corp.:
4.50% (b)(l)		15,003	14,609,171
4.63% (b)(l)		21,800	21,283,340
Credit Suisse Group AG:
6.25% (a)(b)(l)		39,729	38,338,485
7.50% (a)(b)(l)		11,290	11,685,150
Deutsche Bank AG, 7.50% (b)(l)		2,500	2,040,625
Goldman Sachs Capital I, 6.35%, 2/15/34		275	331,664
Goldman Sachs Group, Inc.:
5.30% (b)(l)		4,315	4,395,906
5.38% (b)(l)		25,320	25,446,600
Huarong Finance II Co. Ltd., 2.88% (b)(l)		2,350	2,300,302
Morgan Stanley:
5.45% (b)(l)		4,550	4,561,830
5.55% (b)(l)		15,112	15,470,910
Northern Trust Corp., 4.60% (b)(l)		17,700	18,253,125
State Street Capital Trust IV, 1.85%, 6/15/37 (b)		30,396	26,140,560
State Street Corp., 5.25% (b)(l)		10,450	10,977,725
UBS Group AG:
5.75% (b)(l)	EUR	2,984	3,423,108
6.88% (b)(l)	USD	279	279,805
7.00% (b)(l)		946	1,009,855
7.13% (b)(l)		2,900	2,968,875

			206,513,036
Chemicals — 0.0%
Solvay Finance SA, 5.12% (b)(l)	EUR	697	819,748
Construction & Engineering — 0.1%
CCCI Treasure Ltd., 3.50% (b)(l)	USD	4,000	4,079,780
CRCC Yupeng Ltd., 3.95% (b)(l)		1,000	1,027,431

			5,107,211
Diversified Financial Services — 0.1%
HBOS Capital Funding LP, 6.85% (l)		1,830	1,848,300
ING Groep NV:
6.00% (b)(l)		1,500	1,485,000
6.50% (b)(l)		3,070	3,031,625
Origin Energy Finance Ltd.:
7.88%, 6/16/71 (b)	EUR	200	232,724

Preferred Securities		Par (000)	Value
Diversified Financial Services (continued)
4.00%, 9/16/74 (b)	USD	140	$148,883
Voya Financial, Inc., 5.65%, 5/15/53 (b)		500	497,500

			7,244,032
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
6.13% (b)(l)	EUR	563	662,844
7.00%, 3/28/73 (a)(b)	USD	200	218,800
Orange SA:
4.00% (b)(l)	EUR	1,017	1,189,866
5.00% (b)(l)	EUR	109	129,979
5.75% (b)(l)	GBP	300	394,517

			2,596,006
Electric Utilities — 0.1%
AusNet Services Holdings Pty. Ltd, 5.75%, 3/17/76 (b)	USD	3,100	3,379,000
Enel SpA:
8.75%, 9/24/73 (a)(b)		800	933,600
6.50%, 1/10/74 (b)	EUR	1,016	1,208,598
7.75%, 9/10/75 (b)	GBP	195	264,759
Gas Natural Fenosa Finance BV, 4.13% (b)(l)	EUR	1,400	1,585,268

			7,371,225
Independent Power and Renewable Electricity Producers — 0.0%
SMC Global Power Holdings Corp., 7.50%, 11/07/19 (b)	USD	240	255,582
Industrial Conglomerates — 0.0%
General Electric Co., 5.00% (b)(l)		4,152	4,398,629
Insurance — 0.7%
Allstate Corp., 6.50%, 5/15/67 (b)		2,300	2,702,500
Assicurazioni Generali SpA, 6.42% (b)(l)	GBP	200	245,719
AXA SA, 6.38% (a)(b)(l)	USD	8,000	8,726,560
Chubb Corp., 6.38%, 4/15/67 (b)		430	405,275
Dai-ichi Life Insurance Co. Ltd., 4.00% (b)(l)		3,600	3,604,284
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,251,511
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)		4,100	1,957,750
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	1,870,500
7.80%, 3/15/87 (a)		11,425	13,424,375
Nationwide Financial Services, Inc., 6.75%, 5/15/87		900	949,500
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		11,886	11,767,140
Prudential Financial, Inc., 5.38%, 5/15/45 (b)		750	779,625
XLIT Ltd.:
6.50% (b)(l)		35,285	27,059,184
4.45%, 3/31/25		750	762,191

			89,506,114
Media — 0.0%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26 (a)		320	322,400
AMC Entertainment, Inc., 5.75%, 6/15/25		500	501,250
NBCUniversal Enterprise, Inc., 5.25% (a)(l)		146	155,534

			979,184
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 4.75%, 4/22/76 (b)	EUR	700	834,752
Oil, Gas & Consumable Fuels — 0.2%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)	USD	430	365,500
Enterprise Products Operating LLC, 4.59%, 8/01/66 (b)		20,731	19,720,364
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	825	840,854
TOTAL SA, 3.88% (b)(l)		906	1,056,826

56	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	USD	13,076	$10,460,800

			32,444,344
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 5.25% (l)		835	833,388
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (l)		2,950	1,615,125
Transportation Infrastructure — 0.0%
Royal Capital BV, 5.50% (b)(l)	USD	1,000	1,055,947
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
3.75% (b)(l)	EUR	300	324,650
4.20% (b)(l)		2,600	2,917,668
6.50% (b)(l)		500	585,073
6.75% (b)(l)	GBP	200	260,486

			4,087,877
Total Capital Trusts — 6.3%			865,706,381

Preferred Stocks		Shares	Value
Banks — 0.0%
Santander Finance Preferred SAU, 4.00% (l)		82,000	1,964,720
Capital Markets — 0.1%
State Street Corp., 5.35% (l)		355,660	9,521,018
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,580,600
Entergy Texas, Inc., 5.63%, 6/01/64		161,800	4,430,084

			7,010,684
Equity Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 4.44% (a)(l)		5,000	6,275,000
Public Storage, 5.20% (l)		60,000	1,525,200
Suntrust Real Estate Investment Corp., 9.00% (a)(l)		15	1,631,265

			9,431,465
Insurance — 0.0%
Allstate Corp., 5.10%, 1/15/53		178,076	4,783,121
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16 (k)		11,108	1,300,525
Total Preferred Stocks — 0.3%			34,011,533

Trust Preferreds
Diversified Financial Services — 0.0%
GMAC Capital Trust I, 6.60%, 2/15/40 (b)		182,724	4,664,944
Total Preferred Securities — 6.6%			904,382,858

Taxable Municipal Bonds		Par (000)	Value
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	298,160
City of Atlanta, GA Water & Wastewater RB, 6.00%, 11/01/26		1,105	1,266,706
City of San Francisco, CA Public Utilities Commission Water RB, 5.00%, 11/01/19		745	834,027
Connecticut State Health & Educational Facility Authority RB, 1.00%, 7/01/33		1,250	1,247,037
County of Pender, NC GO, 5.00%, 9/01/19		705	782,508

Taxable Municipal Bonds		Par (000)	Value
Dallas County Community College District GO, 5.00%, 2/15/19	USD	315	$343,756
Horry County School District, SC GO, 5.00%, 3/01/19		595	650,621
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	867,072
Illinois Finance Authority RB, 5.00%, 7/01/19		290	319,960
Massachusetts Institute of Technology, 4.68%, 7/01/14		340	375,819
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/19		1,655	1,781,939
Northwestern University, 3.69%, 12/01/38		400	426,742
President and Fellows of Harvard College, 3.62%, 10/01/37		290	308,945
Princeton University, 5.70%, 3/01/39		150	210,216
State of California GO:
5.50%, 4/01/19		3,000	3,326,100
5.00%, 8/01/19		2,825	3,135,383
State of Wisconsin GO, 5.00%, 5/01/19		730	802,876
Total Taxable Municipal Bonds — 0.1%			16,977,867

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2016-76, Class ME, 3.00%, 1/25/46		6,129	6,435,828
Freddie Mac:
Series 4390, Class CA, 3.50%, 6/15/50		1,432	1,516,385
Series 4594, Class PA, 3.00%, 11/15/44		5,711	5,998,541
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.18%, 10/25/28 (b)		3,295	3,428,261
Series 2016-DNA3, Class M3, 5.53%, 12/25/28 (b)		7,730	8,162,571
Series 2016-DNA4, Class M3, 4.33%, 3/25/29 (b)		15,520	15,372,580
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		4,226	4,399,111

			45,313,277
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series KJ05, Class A2, 2.16%, 10/25/21		1,316	1,333,179
Series KP03, Class A2, 1.78%, 7/25/19		5,084	5,118,231

			6,451,410
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.30%, 1/25/22 (b)		3,109	248,960
Freddie Mac:
Series K049, Class X3, 1.55%, 10/25/43 (b)		4,700	466,465
Series K55, Class XI, 1.37%, 3/25/26 (b)		76,083	7,774,730
Series K714, Class X1, 0.70%, 10/25/20 (b)		57,621	1,313,193
Series KW01, Class XI, 0.98%, 1/25/26 (b)		5,485	383,398

			10,186,746
Mortgage-Backed Securities — 0.8%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,287	1,363,550
4.00%, 5/01/27		2,105	2,238,652
2.50%, 12/01/27-8/01/31		30,251	31,190,056
3.00%, 9/01/28-8/01/31		23,026	24,203,994

BLACKROCK FUNDS II	OCTOBER 31, 2016	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 4/01/29-8/01/30	USD	8,445	$9,019,464
Freddie Mac Mortgage-Backed Securities:
1.00%, 4/27/18		5,905	5,902,721
1.29%, 5/03/19		10,300	10,299,990
4.00%, 7/01/26		599	640,380
2.50%, 5/01/30		3,498	3,605,595
3.00%, 8/01/31		7,939	8,373,026
3.50%, 6/01/35		3,271	3,432,344
2.97%, 11/01/45 (b)		7,065	7,291,072

			107,560,844
Total U.S. Government Sponsored Agency Securities — 1.2%			169,512,277

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Notes:
0.63%, 1/15/26		3,041	3,174,103
0.13%, 7/15/26		1,105	1,108,272
Total Long-Term Investments (Cost — $13,214,358,861) — 97.3%			13,383,504,433

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (j)(o)		890,756,054	890,756,054
SL Liquidity Series, LLC, Money Market Series, 0.62% (j)(o)(p)		375,526,831	375,564,385
Total Short-Term Securities (Cost — $1,266,301,751) — 9.2%			1,266,320,439

Options Purchased	Value
(Cost — $28,799,149) — 0.1%	$11,070,123
Total Investments (Cost — $14,509,459,761*) — 106.6%	14,660,894,995
Liabilities in Excess of Other Assets — (6.6)%	(906,344,365)

Net Assets — 100.0%	$13,754,550,630

Notes to Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,543,496,375

Gross unrealized appreciation	$362,842,823
Gross unrealized depreciation	(245,444,203)

Net unrealized appreciation	$117,398,620

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Security, or a portion of security, is on loan.

(f)	During the period ended October 31, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Loss
Japan Senior Living Investment Corp.	4,562	—	272	4,290	$5,882,396	$159,577	$(27,580)

(g)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $8,213 and an original cost of $8,213 which was less than 0.05% of its net assets.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Issuer filed for bankruptcy and/or is in default.

58	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(j)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Par Value Held at July 31, 2016	Shares/ Par Value Purchased		Shares/ Par Value Sold		Shares/ Par Value Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	882,296,920	—		882,296,920	[1]	—	—	$151,762	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	890,756,054	[2]	—		890,756,054	$890,756,054	487,259	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,099,963	3,187,299		—		6,287,262	540,830,277	3,534,082	—
PNC Bank N.A.	$1,820,000	—		—		$1,820,000	1,848,236	10,269	—
PNC Financial Services Group, Inc.	$1,260,000	—		—		$1,260,000	1,356,229	9,421	—
SL Liquidity Series, LLC, Money Market Series	280,399,773	95,127,058	[2]	—		375,526,831	375,564,385	664,1313	$6,428
Total							$1,810,355,181	$4,856,924	$6,428

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(k)	Convertible security.

(l)	Perpetual security with no stated maturity date.

(m)	Zero-coupon bond.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Current yield as of period end.

(p)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3,491)	Euro Currency	December 2016	USD	479,445,213	$9,429,796
57	Euro STOXX 50 Index	December 2016	USD	1,910,324	32,767
(32)	Euro-Bobl	December 2016	USD	4,605,653	23,900
(5)	Euro-Bund	December 2016	USD	890,115	11,072
553	Russell 2000 Mini Index	December 2016	USD	65,768,290	(1,817,478)
(3,883)	S&P 500 E-Mini Index	December 2016	USD	411,617,415	1,539,178
73	U.S. Treasury Bonds (30 Year)	December 2016	USD	11,878,469	(554,488)
707	U.S. Treasury Notes (2 Year)	December 2016	USD	154,225,423	(201,557)
(68)	U.S. Treasury Notes (2 Year)	December 2016	USD	14,833,563	5,787
30	U.S. Treasury Notes (5 Year)	December 2016	USD	3,623,906	(49)
(935)	U.S. Treasury Notes (5 Year)	December 2016	USD	112,945,078	300,740
(615)	U.S. Treasury Notes (10 Year)	December 2016	USD	79,719,375	508,221
150	U.S. Ultra Treasury Bonds	December 2016	USD	26,390,625	(263,948)
(136)	U.S. Ultra Treasury Bonds	December 2016	USD	23,927,500	934,619
(69)	U.S. Ultra Treasury Bonds (10 Year)	December 2016	USD	9,764,578	120,672
Total					$10,069,232

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	385,018	EUR	343,000	Royal Bank of Scotland PLC	11/03/16	$8,443
SGD	2,336,778	USD	1,688,026	Citibank N.A.	11/15/16	(8,206)

BLACKROCK FUNDS II	OCTOBER 31, 2016	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,971,283	CNH	147,237,474	JPMorgan Chase Bank N.A.	11/15/16	$277,477
USD	374,374	CNH	2,519,432	Standard Chartered Bank	11/15/16	3,164
USD	2,835,968	EUR	2,533,437	Citibank N.A.	11/15/16	53,218
USD	2,200,302	SGD	3,010,391	Standard Chartered Bank	11/15/16	36,247
EUR	340,000	USD	371,959	Barclays Bank PLC	11/18/16	1,545
USD	299,742	EUR	275,000	Bank of America N.A.	11/18/16	(2,357)
USD	229,727	EUR	210,000	Bank of America N.A.	11/18/16	(966)
USD	461,096	EUR	420,000	Barclays Bank PLC	11/18/16	(291)
USD	99,929,394	EUR	90,650,000	Barclays Bank PLC	11/18/16	346,740
USD	163,083,888	EUR	147,940,000	Barclays Bank PLC	11/18/16	565,876
USD	375,887	EUR	345,000	Citibank N.A.	11/18/16	(3,109)
USD	33,403,682	GBP	27,395,000	Royal Bank of Scotland PLC	11/18/16	(139,377)
USD	374,796	EUR	342,000	Goldman Sachs International	12/05/16	(1,193)
EUR	58,788	USD	64,540	Citibank N.A.	12/13/16	121
EUR	1,473,578	USD	1,617,753	Citibank N.A.	12/13/16	3,024
USD	65,821	EUR	58,788	JPMorgan Chase Bank N.A.	12/13/16	1,160
USD	1,649,855	EUR	1,473,578	JPMorgan Chase Bank N.A.	12/13/16	29,078
USD	5,255,936	MXN	104,683,000	HSBC Bank PLC	12/22/16	(250,322)
Total						$920,272

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	12/16/16	USD	2,250.00	5,927	$1,052,043
S&P 500 Index	Call	12/16/16	USD	2,275.00	903	81,270
S&P 500 Index	Put	12/16/16	USD	2,100.00	2,682	9,936,810
Total						$11,070,123

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	$(3,691)	$18,985	$(22,676)
Australia & New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(202,522)	(22,567)	(179,955)
Total						$(206,213)	$(3,582)	$(202,631)

      OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	9,900	$(1,667,443)	$(1,091,166)	$(576,277)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	Not Rated	USD	45,000	(7,586,263)	(6,306,182)	(1,280,081)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	Not Rated	USD	32,400	(5,457,086)	(4,554,010)	(903,076)
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	10,000	(1,684,286)	(1,490,947)	(193,339)
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	18,000	(3,031,715)	(2,722,805)	(308,910)
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	5,000	(842,143)	(753,398)	(88,745)

60	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA Series 9 BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	33,450	$(5,293,410)	$(5,149,763)	$ (143,647)
CMBX.NA Series 9 BBB-	3.00%	Goldman Sachs International	9/17/58	Not Rated	USD	10,000	(1,582,484)	(1,707,787)	125,303
CMBX.NA Series 9 BBB-	3.00%	Goldman Sachs International	9/17/58	Not Rated	USD	10,000	(1,582,485)	(1,669,470)	86,985
CMBX.NA Series 9 BBB-	3.00%	UBS AG	9/17/58	Not Rated	USD	1,800	(284,847)	(533,003)	248,156
Total							$(29,012,162)	$(25,978,531)	$(3,033,631)

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	OCTOBER 31, 2016	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,287,573,250	$431,769,009	$1,719,342,259
Common Stocks[1]	$1,124,311,064	1,169,041,117	8,213	2,293,360,394
Corporate Bonds[1]	—	3,119,151,097	7,964,996	3,127,116,093
Equity-Linked Notes[1]	—	1,662,864,644	34,532,005	1,697,396,649
Floating Rate Loan Interests[1]	—	867,204,458	47,613,908	914,818,366
Foreign Agency Obligations	—	147,763,006	—	147,763,006
Foreign Government Obligations	—	246,492,767	—	246,492,767
Investment Companies	716,972,074	—	—	716,972,074
Non-Agency Mortgage-Backed Securities	—	1,312,465,905	103,157,860	1,415,623,765
Participation Notes	—	9,463,683	—	9,463,683
Preferred Securities[1]	30,770,212	868,985,381	4,627,265	904,382,858
Taxable Municipal Bonds	—	16,977,867	—	16,977,867
U.S. Government Sponsored Agency Securities	—	169,512,277	—	169,512,277
U.S. Treasury Obligations	—	4,282,375	—	4,282,375
Short-Term Securities	890,756,054	—	—	890,756,054
Options Purchased:
Equity contracts	11,070,123	—	—	11,070,123
Unfunded Floating Rate Loan Interests[2]	—	5,672	—	5,672

Subtotal	$2,773,879,527	$10,881,783,499	$629,673,256	$14,285,336,282

Investments Valued at NAV[3]				375,564,385

Total Investments				$14,660,900,667

Derivative Financial Instruments[4]
Assets:
Credit contracts	—	$460,444	—	$460,444
Equity contracts	$1,571,945	—	—	1,571,945
Foreign currency exchange contracts	9,429,796	1,326,093	—	10,755,889
Interest rate contracts	1,905,011	—	—	1,905,011
Liabilities:
Credit contracts	—	(3,696,706)	—	(3,696,706)
Equity contracts	(1,817,478)	—	—	(1,817,478)
Foreign currency exchange contracts	—	(405,821)	—	(405,821)
Interest rate contracts	(1,020,042)	—	—	(1,020,042)

Total	$10,069,232	$(2,315,990)	—	$7,753,242

[1]	See above Schedule of Investments for values in each industry.

[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[3]

As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

[4]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

62	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,568,702	—	—	$10,568,702
Cash pledged:
Collateral — OTC derivatives	28,240,000	—	—	28,240,000
Futures contracts	38,536,642	—	—	38,536,642
Foreign currency at value	95,546,275	—	—	95,546,275
Liabilities:
Cash collateral on securities loaned at value	—	$(375,539,269)	—	(375,539,269)

Total	$172,891,619	$(375,539,269)	—	$(202,647,650)

During the period ended October 31, 2016, there were no transfer between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$210,376,148	$8,213	—	$ 15,493,102	$ 65,392,264	$110,622,439	$1,644,830	$403,536,996
Transfers into Level 3	22,486,203	—	$2,474,687	—	2,245,451	30,948,113	2,800,000	60,954,454
Transfers out of Level 3	(39,675,835)	—	—	—	(23,062,052)	(28,718,672)	—	(91,456,559)
Accrued discounts/premiums	115,312	—	3	—	20,768	155,356	—	291,439
Net realized gain (loss)	406,711	—	—	90,000	(471,562)	38,034	—	63,183
Net change in unrealized appreciation (depreciation)[1]	2,304,499	—	(758,890)	(1,838,853)	569,765	418,411	182,435	877,367
Purchases	265,187,385	—	6,249,196	36,237,637	17,465,813	7,810,507	—	332,950,538
Sales	(40,998,104)	—	—	(15,449,881)	(14,546,539)	(6,549,638)	—	(77,544,162)

Closing Balance, as of October 31, 2016	$420,202,319	$8,213	$7,964,996	$ 34,532,005	$ 47,613,908	$114,724,550	$4,627,265	$629,673,256

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016[1]	$ 2,444,434	—	$(758,890)	$ (1,705,633)	$ 154,970	$ 448,411	$ 182,435	$ 765,727

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	OCTOBER 31, 2016	63

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 20, 2016